UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1.	Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Mutual Funds (89.5%)	Value
Equity Mutual Funds (83.0%)
904,103	Thrivent Real Estate Securities Fund	$5,442,702
3,646,707	Thrivent Partner Small Cap Growth Fund[a]	31,106,410
918,067	Thrivent Partner Small Cap Value Fund	10,631,214
2,783,338	Thrivent Small Cap Stock Fund	30,895,055
1,687,947	Thrivent Mid Cap Growth Fund[a]	23,327,427
1,621,579	Thrivent Partner Mid Cap Value Fund	13,783,425
3,484,370	Thrivent Mid Cap Stock Fund	39,338,532
1,427,513	Thrivent Partner Worldwide Allocation Fund	10,406,571
6,020,293	Thrivent Partner International Stock Fund	51,654,116
11,859,176	Thrivent Large Cap Growth Fund	51,587,414
2,949,519	Thrivent Large Cap Value Fund	32,592,183
1,452,013	Thrivent Large Cap Stock Fund	26,295,956
436,937	Thrivent Equity Income Plus Fund	3,176,532

	Total Equity Mutual Funds	330,237,537

Fixed Income Mutual Funds (6.5%)
1,709,842	Thrivent High Yield Fund	7,335,221
1,588,646	Thrivent Income Fund	12,280,235
516,747	Thrivent Limited Maturity Bond Fund	6,164,793

	Total Fixed Income Mutual Funds	25,780,249

	Total Mutual Funds (cost $471,073,418)	356,017,786

Principal Amount	Long-Term Fixed Income (1.5%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Trust
1,000,000	5.461%, 10/25/2036	745,758
	Sequoia Mortgage Trust
264,856	5.759%, 9/20/2046	88,727

	Total Asset-Backed Securities	834,485

Collateralized Mortgage Obligations (0.1%)
	Washington Mutual Mortgage Pass-Through Certificates
389,830	5.924%, 9/25/2036	299,583

	Total Collateralized Mortgage Obligations	299,583

Commercial Mortgage-Backed Securities (0.8%)
	Bear Stearns Commercial Mortgage Securities
600,000	5.694%, 6/11/2050	513,853
	GS Mortgage Securities Corporation II
1,000,000	4.761%, 7/10/2039	867,007
	J.P. Morgan Chase Commercial Mortgage Security
1,400,000	5.814%, 5/12/2016	1,284,415
	Morgan Stanley Capital I, Inc.
$800,000	4.970%, 4/14/2040	731,963

	Total Commercial Mortgage- Backed Securities	3,397,238

U.S. Government (0.4%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[b]	1,501,816

	Total U.S. Government	1,501,816

	Total Long-Term Fixed Income (cost $5,874,772)	6,033,122

Shares or Principal Amount	Short-Term Investments (9.2%)[c]	Value
	Alcon Capital Corporation
4,503,000	0.140%, 8/3/2009	4,502,965
	Federal Home Loan Bank Discount Notes
5,000,000	0.120%, 8/5/2009	4,999,933
5,000,000	0.165%, 8/14/2009	4,999,702
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.160%, 8/21/2009	4,999,556
2,200,000	0.425%, 9/21/2009[b]	2,199,377
	Federal National Mortgage Association Discount Notes
5,000,000	0.120%, 8/3/2009	4,999,967
	Novartis Finance Corporation
3,227,000	0.170%, 8/3/2009	3,226,969
6,440,719	Thrivent Money Market Fund	6,440,719

	Total Short-Term Investments (at amortized cost)	36,369,188

	Total Investments (cost $513,317,378) 100.2%	$398,420,096

	Other Assets and Liabilities, Net (0.2%)	(641,884)

	Total Net Assets 100.0%	$397,778,212

a	Non-income producing security.
b	At July 31, 2009, $3,701,193 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,430,455
Gross unrealized depreciation	(116,327,737)

Net unrealized appreciation (depreciation)	$(114,897,282)

Cost for federal income tax purposes	$513,317,378

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	330,237,537	330,237,537	—	—
Fixed Income Mutual Funds	25,780,249	25,780,249	—	—
Long-Term Fixed Income
Asset-Backed Securities	834,485	—	834,485	—
Collateralized Mortgage Obligations	299,583	—	299,583	—
Commercial Mortgage-Backed Securities	3,397,238	—	3,397,238	—
U.S. Government	1,501,816	—	1,501,816	—
Short-Term Investments	36,369,188	6,440,719	29,928,469	—

Total	$398,420,096	$362,458,505	$35,961,591	$—

Other Financial Instruments*	$2,014,296	$2,014,296	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	125	September 2009	$8,455,813	$8,930,625	$474,812
Russell 2000 Index Mini-Futures	190	September 2009	9,932,773	10,562,100	629,327
S&P 400 Index Mini-Futures	196	September 2009	11,673,748	12,285,280	611,532
S&P 500 Index Futures	25	September 2009	5,853,875	6,152,500	298,625
Total Futures Contracts					$2,014,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Real Estate Securities	$5,624,127	$796,972	$101,408	904,103	$5,442,702	$223,252
Partner Small Cap Growth	27,260,188	1,420,617	270,421	3,646,707	31,106,410	—
Partner Small Cap Value	9,385,012	1,155,710	101,408	918,067	10,631,214	119,068
Small Cap Stock	29,949,849	2,037,273	338,026	2,783,338	30,895,055	261,502
Mid Cap Growth	18,104,754	1,243,040	236,618	1,687,947	23,327,427	—
Partner Mid Cap Value	12,107,922	859,227	135,210	1,621,579	13,783,425	148,919
Mid Cap Stock	28,856,990	5,298,969	371,829	3,484,370	39,338,532	345,621
Partner Worldwide Allocation	1,009,633	7,818,033	245,035	1,427,513	10,406,571	99,223
Partner International Stock	44,711,623	1,452,574	—	6,020,293	51,654,116	1,452,574
Large Cap Growth	45,350,028	2,122,869	676,696	11,859,176	51,587,414	169,521
Large Cap Value	28,355,981	4,583,737	434,970	2,949,519	32,592,183	807,966
Large Cap Stock	24,233,056	1,931,522	367,365	1,452,013	26,295,956	510,905
Equity Income Plus	3,182,645	65,440	19,389	436,937	3,176,532	65,440
High Yield	7,127,068	873,049	2,093,209	1,709,842	7,335,221	573,209
Income	11,017,674	985,265	1,086,764	1,588,646	12,280,235	536,764
Limited Maturity Bond	8,176,698	718,965	3,107,623	516,747	6,164,793	268,844
Money Market	8,732,303	84,801,263	87,092,847	6,440,719	6,440,719	88,345
Total Value and Income Earned	313,185,551				362,458,505	5,671,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Mutual Funds (91.4%)	Value
Equity Mutual Funds (68.8%)
3,621,779	Thrivent Real Estate Securities Fund	$21,803,111
3,053,963	Thrivent Partner Small Cap Growth Fund[a]	26,050,308
2,044,442	Thrivent Partner Small Cap Value Fund	23,674,641
2,972,051	Thrivent Small Cap Stock Fund	32,989,762
1,699,743	Thrivent Mid Cap Growth Fund[a]	23,490,452
3,845,081	Thrivent Partner Mid Cap Value Fund	32,683,185
7,384,984	Thrivent Mid Cap Stock Fund	83,376,466
5,010,802	Thrivent Partner Worldwide Allocation Fund	36,528,744
10,178,151	Thrivent Partner International Stock Fund	87,328,536
20,149,045	Thrivent Large Cap Growth Fund	87,648,345
9,279,499	Thrivent Large Cap Value Fund	102,538,460
3,240,175	Thrivent Large Cap Stock Fund	58,679,568
1,069,501	Thrivent Equity Income Plus Fund	7,775,272

	Total Equity Mutual Funds	624,566,850

Fixed Income Mutual Funds (22.6%)
12,977,500	Thrivent High Yield Fund	55,673,474
14,253,162	Thrivent Income Fund	110,176,941
3,348,022	Thrivent Limited Maturity Bond Fund	39,941,900

	Total Fixed Income Mutual Funds	205,792,315

	Total Mutual Funds (cost $1,065,995,384)	830,359,165

Principal Amount	Long-Term Fixed Income (2.0%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Trust
2,000,000	5.461%, 10/25/2036	1,491,516
	Sequoia Mortgage Trust
699,976	5.759%, 9/20/2046	234,492

	Total Asset-Backed Securities	1,726,008

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
526,802	5.500%, 11/25/2035	357,841
	Citimortgage Alternative Loan Trust
1,565,940	5.750%, 4/25/2037	1,004,509
	Countrywide Alternative Loan Trust
398,638	6.000%, 1/25/2037	289,032
	Countrywide Home Loans
1,485,509	5.750%, 4/25/2037	1,111,181
	Deutsche Alt-A Securities, Inc.
412,093	5.500%, 10/25/2021	308,039
643,665	6.000%, 10/25/2021	379,127
	J.P. Morgan Mortgage Trust
352,382	6.041%, 10/25/2036	283,581
	Master Alternative Loans Trust
380,058	6.500%, 7/25/2034	300,009
	Merrill Lynch Alternative Note Asset Trust
$414,452	6.000%, 3/25/2037	222,121
	Washington Mutual Mortgage Pass-Through Certificates
761,940	5.924%, 9/25/2036	585,549

	Total Collateralized Mortgage Obligations	4,840,989

Commercial Mortgage-Backed Securities (0.9%)
	Bear Stearns Commercial Mortgage Securities
2,250,000	5.694%, 6/11/2050	1,926,947
	Greenwich Capital Commercial Funding Corporation
720,000	5.867%, 8/10/2017	439,233
	GS Mortgage Securities Corporation II
1,800,000	4.761%, 7/10/2039	1,560,612
	J.P. Morgan Chase Commercial Mortgage Security
2,800,000	5.814%, 5/12/2016	2,568,829
	Morgan Stanley Capital I, Inc.
1,600,000	4.970%, 4/14/2040	1,463,927

	Total Commercial Mortgage-Backed Securities	7,959,548

U.S. Government (0.4%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[b]	4,004,844

	Total U.S. Government	4,004,844

	Total Long-Term Fixed Income (cost $18,971,264)	18,531,389

Shares or Principal Amount	Short-Term Investments (6.8%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
14,355,000	0.090%, 8/3/2009	14,354,929
5,000,000	0.160%, 8/21/2009	4,999,556
5,000,000	0.165%, 8/26/2009	4,999,427
5,000,000	0.230%, 9/14/2009	4,998,594
5,000,000	0.250%, 9/18/2009	4,998,333
4,500,000	0.197%, 9/21/2009[b]	4,498,744
	Federal National Mortgage Association Discount Notes
10,000,000	0.120%, 8/3/2009	9,999,933
	Novartis Finance Corporation
6,524,000	0.170%, 8/3/2009	6,523,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.8%)[c]	Value
6,064,808	Thrivent Money Market Fund	$6,064,808

	Total Short-Term Investments (at amortized cost)	61,438,262

	Total Investments (cost $1,146,404,910) 100.2%	$910,328,816

	Other Assets and Liabilities, Net (0.2%)	(2,057,760)

	Total Net Assets 100.0%	$908,271,056

a	Non-income producing security.
b	At July 31, 2009, $8,503,588 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$328,138
Gross unrealized depreciation	(236,404,232)

Net unrealized appreciation (depreciation)	$(236,076,094)

Cost for federal income tax purposes	$1,146,404,910

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	624,566,850	624,566,850	—	—
Fixed Income Mutual Funds	205,792,315	205,792,315	—	—

Long-Term Fixed Income
Asset-Backed Securities	1,726,008	—	1,726,008	—
Collateralized Mortgage Obligations	4,840,989	—	4,840,989	—
Commercial Mortgage-Backed Securities	7,959,548	—	7,959,548	—
U.S. Government	4,004,844	—	4,004,844	—
Short-Term Investments	61,438,262	6,064,808	55,373,454	—

Total	$910,328,816	$836,423,973	$73,904,843	$—

Other Financial Instruments*	$4,181,341	$4,181,341	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	430	September 2009	$29,087,997	$30,721,350	$1,633,353
Russell 2000 Index Mini-Futures	332	September 2009	17,356,213	18,455,880	1,099,667
S&P 400 Index Mini-Futures	357	September 2009	21,262,899	22,376,760	1,113,861
S&P 500 Index Futures	28	September 2009	6,556,340	6,890,800	334,460
Total Futures Contracts					$4,181,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Real Estate Securities	$23,918,527	$2,183,174	$394,662	3,621,779	$21,803,111	$934,612
Partner Small Cap Growth	23,420,948	729,927	295,997	3,053,963	26,050,308	—
Partner Small Cap Value	21,510,166	2,160,079	295,997	2,044,442	23,674,641	273,224
Small Cap Stock	35,447,751	1,504,532	2,493,328	2,972,051	32,989,762	287,988
Mid Cap Growth	18,799,904	729,927	295,997	1,699,743	23,490,452	—
Partner Mid Cap Value	29,553,521	1,337,180	394,662	3,845,081	32,683,185	363,944
Mid Cap Stock	63,632,580	10,187,347	1,986,656	7,384,984	83,376,466	754,259
Partner Worldwide Allocation	14,747,642	15,747,096	310,324	5,010,802	36,528,744	454,154
Partner International Stock	75,591,277	2,455,780	—	10,178,151	87,328,536	2,455,780
Large Cap Growth	78,974,825	2,241,602	1,497,259	20,149,045	87,648,345	295,131
Large Cap Value	90,949,786	13,479,236	1,781,101	9,279,499	102,538,460	2,596,579
Large Cap Stock	59,062,554	3,125,945	4,106,406	3,240,175	58,679,568	1,179,474
Equity Income Plus	7,598,740	400,111	98,666	1,069,501	7,775,272	156,802
High Yield	49,094,286	5,166,815	8,513,372	12,977,500	55,673,474	3,952,171
Income	95,360,477	7,455,147	4,204,861	14,253,162	110,176,941	4,576,167
Limited Maturity Bond	39,905,562	2,776,117	4,622,059	3,348,022	39,941,900	1,316,362
Money Market	14,530,324	154,900,514	163,366,030	6,064,808	6,064,808	120,719
Total Value and Income Earned	742,098,870				836,423,973	19,717,366

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Mutual Funds (90.6%)	Value
Equity Mutual Funds (49.7%)
3,496,422	Thrivent Real Estate Securities Fund	$21,048,460
1,773,338	Thrivent Partner Small Cap Growth Fund[a]	15,126,576
1,944,526	Thrivent Partner Small Cap Value Fund	22,517,609
1,756,850	Thrivent Small Cap Stock Fund	19,501,040
712,252	Thrivent Mid Cap Growth Fund[a]	9,843,323
2,251,305	Thrivent Partner Mid Cap Value Fund	19,136,094
4,630,127	Thrivent Mid Cap Stock Fund	52,274,130
3,715,682	Thrivent Partner Worldwide Allocation Fund	27,087,321
6,657,005	Thrivent Partner International Stock Fund	57,117,104
15,024,461	Thrivent Large Cap Growth Fund	65,356,405
8,608,600	Thrivent Large Cap Value Fund	95,125,025
1,797,962	Thrivent Large Cap Stock Fund	32,561,098
1,036,065	Thrivent Equity Income Plus Fund	7,532,196

	Total Equity Mutual Funds	444,226,381

Fixed Income Mutual Funds (40.9%)
12,250,611	Thrivent High Yield Fund	52,555,120
21,137,447	Thrivent Income Fund	163,392,465
12,560,453	Thrivent Limited Maturity Bond Fund	149,846,199

	Total Fixed Income Mutual Funds	365,793,784

	Total Mutual Funds (cost $985,651,271)	810,020,165

Principal Amount	Long-Term Fixed Income (2.4%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Trust
2,000,000	5.461%, 10/25/2036	1,491,516
	Sequoia Mortgage Trust
1,248,606	5.759%, 9/20/2046	418,283

	Total Asset-Backed Securities	1,909,799

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
987,753	5.500%, 11/25/2035	670,952
	Citimortgage Alternative Loan Trust
3,044,884	5.750%, 4/25/2037	1,953,211
	Countrywide Alternative Loan Trust
747,447	6.000%, 1/25/2037	541,934
	Countrywide Home Loans
2,971,017	5.750%, 4/25/2037	2,222,362
	Deutsche Alt-A Securities, Inc.
772,674	5.500%, 10/25/2021	577,574
1,287,330	6.000%, 10/25/2021	758,254
	J.P. Morgan Mortgage Trust
660,717	6.041%, 10/25/2036	531,715
	Master Alternative Loans Trust
715,404	6.500%, 7/25/2034	564,722
	Merrill Lynch Alternative Note Asset Trust
$777,097	6.000%, 3/25/2037	416,477
	Washington Mutual Mortgage Pass-Through Certificates
761,940	5.924%, 9/25/2036	585,549

	Total Collateralized Mortgage Obligations	8,822,750

Commercial Mortgage-Backed Securities (1.0%)
	Bear Stearns Commercial Mortgage Securities
2,250,000	5.694%, 6/11/2050	1,926,947
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 8/10/2017	823,562
	GS Mortgage Securities Corporation II
1,800,000	4.761%, 7/10/2039	1,560,613
	J.P. Morgan Chase Commercial Mortgage Security
2,800,000	5.814%, 5/12/2016	2,568,829
	Morgan Stanley Capital I, Inc.
1,600,000	4.970%, 4/14/2040	1,463,927

	Total Commercial Mortgage-Backed Securities	8,343,878

U.S. Government (0.2%)
	U.S. Treasury Notes
2,000,000	0.875%, 12/31/2010[b]	2,002,422

	Total U.S. Government	2,002,422

	Total Long-Term Fixed Income (cost $22,228,116)	21,078,849

Shares or Principal Amount	Short-Term Investments (7.3%)[c]	Value
	Chariot Funding, LLC
6,909,000	0.180%, 8/3/2009	6,908,931
	Federal Home Loan Bank Discount Notes
10,000,000	0.150%, 8/7/2009	9,999,700
	Federal Home Loan Mortgage Corporation Discount Notes
16,191,000	0.090%, 8/3/2009	16,190,919
6,000,000	0.160%, 8/21/2009	5,999,467
10,000,000	0.165%, 8/26/2009	9,998,854
5,000,000	0.230%, 9/14/2009	4,998,594
7,000,000	0.227%, 9/21/2009[b]	6,997,754
3,755,125	Thrivent Money Market Fund	3,755,125

	Total Short-Term Investments (at amortized cost)	64,849,344

	Total Investments (cost $1,072,728,731) 100.3%	$895,948,358

	Other Assets and Liabilities, Net (0.3%)	(2,455,401)

	Total Net Assets 100.0%	$893,492,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

a	Non-income producing security.
b	At July 31, 2009, $9,000,176 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$327,035
Gross unrealized depreciation	(177,107,408)

Net unrealized appreciation (depreciation)	$(176,780,373)

Cost for federal income tax purposes	$1,072,728,731

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	444,226,381	444,226,381	—	—
Fixed Income Mutual Funds	365,793,784	365,793,784	—	—
Long-Term Fixed Income
Asset-Backed Securities	1,909,799	—	1,909,799	—
Collateralized Mortgage Obligations	8,822,750	—	8,822,750	—
Commercial Mortgage-Backed Securities	8,343,878	—	8,343,878	—
U.S. Government	2,002,422	—	2,002,422	—
Short-Term Investments	64,849,344	3,755,125	61,094,219	—

Total	$895,948,358	$813,775,290	$82,173,068	$—

Other Financial Instruments*	$4,259,568	$4,259,568	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
E-Mini MSCI EAFE Index Futures	460	September 2009	$31,117,392	$32,864,700	$1,747,308
Russell 2000 Index Mini-Futures	238	September 2009	12,442,105	13,230,420	788,315
S&P 400 Index Mini-Futures	319	September 2009	18,999,621	19,994,921	995,300
S&P 500 Index Futures	61	September 2009	14,283,455	15,012,100	728,645
Total Futures Contracts					$4,259,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderate Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Real Estate Securities	$23,500,966	$2,058,420	$605,171	3,496,422	$21,048,460	$909,209
Partner Small Cap Growth	13,726,837	458,379	302,586	1,773,338	15,126,576	—
Partner Small Cap Value	21,978,826	2,060,750	1,453,879	1,944,526	22,517,609	262,379
Small Cap Stock	21,119,143	871,957	1,453,879	1,756,850	19,501,040	184,388
Mid Cap Growth	5,261,825	2,729,190	151,293	712,252	9,843,323	—
Partner Mid Cap Value	19,797,365	1,130,362	2,605,171	2,251,305	19,136,094	213,603
Mid Cap Stock	40,549,481	5,352,504	907,757	4,630,127	52,274,130	477,366
Partner Worldwide Allocation	10,924,226	11,604,766	179,087	3,715,682	27,087,321	354,491
Partner International Stock	51,988,160	1,688,971	2,000,000	6,657,005	57,117,104	1,688,971
Large Cap Growth	60,655,070	1,598,430	2,554,227	15,024,461	65,356,405	223,292
Large Cap Value	83,913,077	14,909,044	3,341,809	8,608,600	95,125,025	2,392,215
Large Cap Stock	36,177,029	1,808,252	5,029,202	1,797,962	32,561,098	662,303
Equity Income Plus	7,435,878	381,699	151,293	1,036,065	7,532,196	152,509
High Yield	47,057,270	4,800,791	8,743,558	12,250,611	52,555,120	3,771,233
Income	145,335,978	11,016,096	10,420,427	21,137,447	163,392,465	6,954,508
Limited Maturity Bond	142,872,969	9,117,741	8,732,540	12,560,453	149,846,199	4,648,910
Money Market	15,094,595	153,021,299	164,360,769	3,755,125	3,755,125	100,344
Total Value and Income Earned	747,388,695				813,775,290	22,995,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Mutual Funds (86.4%)	Value
Equity Mutual Funds (32.9%)
813,498	Thrivent Real Estate Securities Fund	$4,897,261
560,037	Thrivent Partner Small Cap Value Fund	6,485,232
749,336	Thrivent Small Cap Stock Fund	8,317,633
1,006,870	Thrivent Partner Mid Cap Value Fund	8,558,396
1,408,530	Thrivent Mid Cap Stock Fund	15,902,299
1,370,387	Thrivent Partner Worldwide Allocation Fund	9,990,125
1,680,953	Thrivent Partner International Stock Fund	14,422,578
3,283,828	Thrivent Large Cap Growth Fund	14,284,651
2,893,854	Thrivent Large Cap Value Fund	31,977,086
338,594	Thrivent Large Cap Stock Fund	6,131,936
410,731	Thrivent Equity Income Plus Fund	2,986,018

	Total Equity Mutual Funds	123,953,215

Fixed Income Mutual Funds (53.5%)
4,038,537	Thrivent High Yield Fund	17,325,323
5,998,567	Thrivent Income Fund	46,368,924
11,552,738	Thrivent Limited Maturity Bond Fund	137,824,168

	Total Fixed Income Mutual Funds	201,518,415

	Total Mutual Funds (cost $374,673,615)	325,471,630

Principal Amount	Long-Term Fixed Income (5.0%)	Value
Asset-Backed Securities (0.7%)
	J.P. Morgan Mortgage Trust
3,100,000	5.461%, 10/25/2036	2,311,850
	Sequoia Mortgage Trust
454,038	5.759%, 9/20/2046	152,103

	Total Asset-Backed Securities	2,463,953

Collateralized Mortgage Obligations (1.3%)
	Citigroup Mortgage Loan Trust, Inc.
526,802	5.500%, 11/25/2035	357,841
	Citimortgage Alternative Loan Trust
1,565,940	5.750%, 4/25/2037	1,004,509
	Countrywide Alternative Loan Trust
398,638	6.000%, 1/25/2037	289,032
	Countrywide Home Loans
1,485,509	5.750%, 4/25/2037	1,111,181
	Deutsche Alt-A Securities, Inc.
412,093	5.500%, 10/25/2021	308,039
702,180	6.000%, 10/25/2021	413,593
	J.P. Morgan Mortgage Trust
352,382	6.041%, 10/25/2036	283,581
	Master Alternative Loans Trust
380,058	6.500%, 7/25/2034	300,009
	Merrill Lynch Alternative Note Asset Trust
414,452	6.000%, 3/25/2037	222,121
	Washington Mutual Mortgage Pass-Through Certificates
$1,134,050	5.924%, 9/25/2036	871,515

	Total Collateralized Mortgage Obligations	5,161,421

Commercial Mortgage-Backed Securities (2.6%)
	Bear Stearns Commercial Mortgage Securities
950,000	5.694%, 6/11/2050	813,600
	Greenwich Capital Commercial Funding Corporation
720,000	5.867%, 8/10/2017	439,233
	GS Mortgage Securities Corporation II
2,700,000	4.761%, 7/10/2039	2,340,919
	J.P. Morgan Chase Commercial Mortgage Security
4,200,000	5.814%, 5/12/2016	3,853,244
	Morgan Stanley Capital I, Inc.
2,400,000	4.970%, 4/14/2040	2,195,889

	Total Commercial Mortgage-Backed Securities	9,642,885

U.S. Government (0.4%)
	U.S. Treasury Notes
1,400,000	0.875%, 12/31/2010[a]	1,401,695

	Total U.S. Government	1,401,695

	Total Long-Term Fixed Income (cost $18,967,266)	18,669,954

Shares or Principal Amount	Short-Term Investments (8.8%)[b]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
13,847,000	0.090%, 8/3/2009	13,846,931
3,000,000	0.160%, 8/21/2009	2,999,733
5,000,000	0.165%, 8/26/2009	4,999,427
5,000,000	0.230%, 9/14/2009	4,998,594
2,000,000	0.197%, 9/21/2009[a]	1,999,442
4,253,285	Thrivent Money Market Fund	4,253,285

	Total Short-Term Investments (at amortized cost)	33,097,412

	Total Investments (cost $426,738,293) 100.2%	$377,238,996

	Other Assets and Liabilities, Net (0.2%)	(796,717)

	Total Net Assets 100.0%	$376,442,279

a	At July 31, 2009, $3,401,137 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$485,662
Gross unrealized depreciation	(49,984,959)

Net unrealized appreciation (depreciation)	$(49,499,297)

Cost for federal income tax purposes	$426,738,293

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	123,953,215	123,953,215	—	—
Fixed Income Mutual Funds	201,518,415	201,518,415	—	—
Long-Term Fixed Income
Asset-Backed Securities	2,463,953	—	2,463,953	—
Collateralized Mortgage Obligations	5,161,421	—	5,161,421	—
Commercial Mortgage-Backed Securities	9,642,885	—	9,642,885	—
U.S. Government	1,401,695	—	1,401,695	—
Short-Term Investments	33,097,412	4,253,285	28,844,127	—

Total	$377,238,996	$329,724,915	$47,514,081	$—

Other Financial Instruments*	$1,394,129	$1,394,129	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	136	September 2009	$9,199,925	$9,716,520	$516,595
Russell 2000 Index Mini-Futures	97	September 2009	5,070,942	5,392,230	321,288
S&P 400 Index Mini-Futures	6	September 2009	357,360	376,081	18,721
S&P 500 Index Futures	45	September 2009	10,536,975	11,074,500	537,525
Total Futures Contracts					$1,394,129

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Real Estate Securities	$5,467,954	$662,567	$316,854	813,498	$4,897,261	$208,862
Partner Small Cap Value	5,980,770	591,816	158,427	560,037	6,485,232	75,610
Small Cap Stock	8,445,246	367,508	237,641	749,336	8,317,633	73,461
Partner Mid Cap Value	7,852,042	292,423	158,427	1,006,870	8,558,396	96,392
Mid Cap Stock	10,290,228	3,535,771	315,158	1,408,530	15,902,299	145,404
Partner Worldwide Allocation	3,319,158	4,940,145	138,063	1,370,387	9,990,125	156,019
Partner International Stock	12,484,133	405,580	—	1,680,953	14,422,578	405,580
Large Cap Growth	13,838,184	440,838	1,160,215	3,283,828	14,284,651	48,775
Large Cap Value	27,048,365	5,640,907	889,683	2,893,854	31,977,086	767,871
Large Cap Stock	6,029,642	322,185	282,338	338,594	6,131,936	126,154
Equity Income Plus	2,958,153	158,571	79,214	410,731	2,986,018	60,555
High Yield	15,090,979	1,785,369	2,546,748	4,038,537	17,325,323	1,197,865
Income	41,309,632	3,446,430	3,374,017	5,998,567	46,368,924	1,976,811
Limited Maturity Bond	137,687,487	8,374,471	14,636,368	11,552,738	137,824,168	4,500,910
Money Market	15,848,508	66,105,241	77,700,464	4,253,285	4,253,285	108,297
Total Value and Income Earned	313,650,481				329,724,915	9,948,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (93.3%)	Value
Consumer Discretionary (14.8%)
6,900	Aeropostale, Inc.[a]	$251,160
111,750	ArvinMeritor, Inc.	809,070
16,265	Buckle, Inc.	503,239
15,640	Capella Education Company[a,b]	1,006,590
84,630	Coldwater Creek, Inc.[a]	621,184
31,690	Collective Brands, Inc.[a]	504,505
9,060	Deckers Outdoor Corporation[a]	612,547
12,530	Fuqi International, Inc.[a]	276,787
25,880	J. Crew Group, Inc.[a,b]	728,781
24,810	Life Time Fitness, Inc.[a,b]	631,414
103,260	Orient Express Hotels, Ltd.	913,851
25,610	Ryland Group, Inc.	511,432
157,240	Saks, Inc.[a,b]	805,069
40,760	Scientific Games Corporation[a]	734,495
61,450	Texas Roadhouse, Inc.[a]	683,938
31,790	True Religion Apparel, Inc.[a,b]	710,824
24,500	Warnaco Group, Inc.[a]	890,085
38,800	WMS Industries, Inc.[a]	1,403,008

	Total Consumer Discretionary	12,597,979

Consumer Staples (2.8%)
9,930	Central European Distribution Corporation[a]	285,091
11,460	Chattem, Inc.[a,b]	718,198
18,800	Lance, Inc.	476,392
32,910	United Natural Foods, Inc.[a]	889,557

	Total Consumer Staples	2,369,238

Energy (3.4%)
26,320	Arena Resources, Inc.[a]	858,822
22,540	Bill Barrett Corporation[a]	712,039
98,710	Key Energy Services, Inc.[a]	685,047
24,200	Massey Energy Company	643,720

	Total Energy	2,899,628

Financials (6.9%)
27,630	Bank of the Ozarks, Inc.[b]	698,486
35,070	Duff & Phelps Corporation	635,819
24,020	E-House China Holdings, Ltd. ADS[a]	427,076
107,570	GLG Partners, Inc.[b]	433,507
29,230	MSCI, Inc.[a]	816,979
12,550	optionsXpress Holdings, Inc.	226,778
17,300	ProAssurance Corporation[a]	878,494
12,260	Stifel Financial Corporation[a]	612,142
14,450	Tanger Factory Outlet Centers, Inc.	513,553
89,470	Western Alliance Bancorp[a,b]	620,027

	Total Financials	5,862,861

Health Care (23.7%)
32,130	Acorda Therapeutics, Inc.[a]	811,604
10,490	Alexion Pharmaceuticals, Inc.[a]	462,084
26,730	Align Technology, Inc.[a,b]	291,624
39,490	Alkermes, Inc.[a]	407,537
16,710	AMERIGROUP Corporation[a]	412,403
27,350	Auxilium Pharmaceuticals, Inc.[a,b]	845,936
12,930	Cooper Companies, Inc.	354,799
8,280	Emergency Medical Services Corporation[a]	324,079

14,810	Haemonetics Corporation[a]	873,938
58,330	Healthsouth Corporation[a,b]	839,952
42,420	Human Genome Sciences, Inc.[a,b]	606,606
20,980	ICON plc ADR[a]	493,030
30,400	Immucor, Inc.[a]	506,464
50,660	Impax Laboratories, Inc.[a]	379,950
27,100	MedAssets, Inc.[a]	506,228
25,420	NuVasive, Inc.[a,b]	1,052,134
9,680	Onyx Pharmaceuticals, Inc.[a]	347,706
8,850	OSI Pharmaceuticals, Inc.[a]	299,042
23,340	Owens & Minor, Inc.	1,033,962
41,140	PAREXEL International Corporation[a]	636,436
9,710	Pediatrix Medical Group, Inc.[a]	450,059
18,110	Perrigo Company	491,505
16,650	PharMerica Corporation[a]	348,984
42,100	Psychiatric Solutions, Inc.[a]	1,137,542
9,460	Quality Systems, Inc.[b]	519,259
18,030	Regeneron Pharmaceuticals, Inc.[a]	386,563
25,660	Savient Pharmaceuticals, Inc.[a,b]	400,039
27,280	STERIS Corporation	766,022
196,640	Tenet Healthcare Corporation[a]	776,728
18,330	Thoratec Corporation[a]	460,816
13,650	United Therapeutics Corporation[a]	1,264,263
24,390	West Pharmaceutical Services, Inc.[b]	890,235
34,730	Wright Medical Group, Inc.[a]	483,442
18,210	Xenoport, Inc.[a]	369,845

	Total Health Care	20,230,816

Industrials (7.4%)
15,290	American Superconductor Corporation[a,b]	491,879
15,070	Copa Holdings SA	610,938
14,930	ESCO Technologies, Inc.[a]	613,474
25,030	Genesee & Wyoming, Inc.[a]	683,069
14,520	Hub Group, Inc.[a]	312,035
70,580	Kforce, Inc.[a]	687,449
49,160	Mobile Mini, Inc.[a,b]	795,409
7,180	Nordson Corporation	322,382
29,870	Tetra Tech, Inc.[a]	899,684
17,040	Watsco, Inc.[b]	893,918

	Total Industrials	6,310,237

Information Technology (29.7%)
33,550	3PAR, Inc.[a]	321,745
25,220	ADTRAN, Inc.	609,315
56,400	Ariba, Inc.[a]	592,764
39,430	AsiaInfo Holdings, Inc.[a]	759,816
59,570	Atheros Communications, Inc.[a]	1,489,250
14,880	Blue Coat Systems, Inc.[a]	278,107
30,890	Comscore, Inc.[a]	470,146
49,140	CyberSource Corporation[a]	852,088
14,650	Cymer, Inc.[a]	501,176
15,050	Digital River, Inc.[a]	532,018
44,920	Diodes, Inc.[a]	829,223
15,200	F5 Networks, Inc.[a]	564,224
135,070	Fairchild Semiconductor International, Inc.[a]	1,192,668
50,130	GSI Commerce, Inc.[a]	914,371
21,300	Mercadolibre, Inc.[a,b]	613,866
42,050	Net 1 UEPS Technology, Inc.[a]	708,963
23,250	Netlogic Microsystems, Inc.[a,b]	923,955
61,920	Omniture, Inc.[a,b]	847,066
59,780	Palm, Inc.[a,b]	940,339

45,690	Plexus Corporation[a]	1,173,776
143,300	PMC-Sierra, Inc.[a]	1,311,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (93.3%)	Value
Information Technology (29.7%) - continued
22,830	Riverbed Technology, Inc.[a]	$456,828
20,360	Rosetta Stone, Inc.[a,b]	624,848
40,960	Semtech Corporation[a]	753,664
16,160	Solarwinds, Inc.[a,b]	323,200
23,600	Sybase, Inc.[a]	844,880
26,160	Synaptics, Inc.[a,b]	627,055
134,800	Teradyne, Inc.[a]	1,062,224
39,630	Ultratech, Inc.[a]	471,993
31,850	Varian Semiconductor Equipment Associates, Inc.[a]	1,020,474
60,150	Verigy, Ltd.[a,b]	799,394
32,370	VistaPrint, Ltd.[a,b]	1,335,263
31,630	Vocus, Inc.[a]	532,017

	Total Information Technology	25,277,911

Materials (3.0%)
42,940	Century Aluminum Company[a]	359,837
13,070	Compass Minerals International, Inc.	695,193
3,600	Greif, Inc.	184,788
32,250	Temple-Inland, Inc.	505,035
57,950	Thompson Creek Metals Company, Inc.[a,b]	843,173

	Total Materials	2,588,026

Telecommunications Services (1.6%)
14,630	Neutral Tandem, Inc.[a]	453,530
50,630	Premiere Global Services, Inc.[a]	485,542
44,370	TW Telecom, Inc.[a]	439,263

	Total Telecommunications Services	1,378,335

	Total Common Stock (cost $69,047,408)	79,515,031

Principal Amount	Long-Term Fixed Income (0.7%)	Value
U.S. Government (0.7%)
	U.S. Treasury Notes
600,000	0.875%, 12/31/2010[c]	600,727

	Total U.S. Government	600,727

	Total Long-Term Fixed Income (cost $600,396)	600,727

Shares	Collateral Held for Securities Loaned (20.0%)	Value
17,084,418	Thrivent Financial Securities Lending Trust	17,084,418

	Total Collateral Held for Securities Loaned (cost $17,084,418)	17,084,418

	Short-Term Investments (6.0%)
5,111,498	Thrivent Money Market Fund	5,111,498

	Total Short-Term Investments (at amortized cost)	5,111,498

	Total Investments (cost $91,843,720) 120.0%	$102,311,674

	Other Assets and Liabilities, Net (20.0%)	(17,033,505)

	Total Net Assets 100.0%	$85,278,169

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At July 31, 2009, $600,727 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ADS	-	American Depositary Share, which are underlying shares for a foreign security issued under an ADR agreement that are held on deposit by a custodian bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,533,933
Gross unrealized depreciation	(3,065,979)

Net unrealized appreciation (depreciation)	$10,467,954

Cost for federal income tax purposes	$91,843,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,597,979	12,597,979	—	—
Consumer Staples	2,369,238	2,369,238	—	—
Energy	2,899,628	2,899,628	—	—
Financials	5,862,861	5,862,861	—	—
Health Care	20,230,816	20,230,816	—	—
Industrials	6,310,237	6,310,237	—	—
Information Technology	25,277,911	25,277,911	—	—
Materials	2,588,026	2,588,026	—	—
Telecommunications Services	1,378,335	1,378,335	—	—
Long-Term Fixed Income
U.S. Government	600,727	—	600,727	—
Collateral Held for Securities Loaned	17,084,418	17,084,418	—	—
Short-Term Investments	5,111,498	5,111,498	—	—

Total	$102,311,674	$101,710,947	$600,727	$—

Other Financial Instruments*	$221,181	$221,181	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
Russell 2000 Index Mini-Futures	65	September 2009	$3,392,169	$3,613,350	$221,181
Total Futures Contracts					$221,181

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$7,042,556	$34,145,142	$36,076,200	5,111,498	$5,111,498	$38,471
Thrivent Financial Securities Lending Trust	14,040,435	59,244,420	56,200,437	17,084,418	17,084,418	128,572
Total Value and Income Earned	21,082,991				22,195,916	167,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (96.2%)	Value
Consumer Discretionary (14.5%)
120,000	Aaron’s, Inc.	$3,296,387
38,000	Cavco Industries, Inc.[a]	1,300,740
41,500	Corinthian Colleges, Inc.[a,b]	640,760
39,000	CSS Industries, Inc.	904,800
54,400	Dixie Group, Inc.[a]	170,816
52,000	Dorman Products, Inc.[a]	851,240
80,000	Drew Industries, Inc.[a,b]	1,535,200
62,000	Fred’s, Inc.	835,760
60,000	Haverty Furniture Companies, Inc.[b]	644,400
32,500	Hooker Furniture Corporation	446,225
64,000	Knology, Inc.[a]	550,400
44,500	M/I Homes, Inc.[a,b]	584,285
56,000	MarineMax, Inc.[a,b]	376,880
37,700	Matthews International Corporation	1,178,502
68,000	Men’s Wearhouse, Inc.	1,469,480
70,000	Meritage Homes Corporation[a,b]	1,498,000
134,000	Orient Express Hotels, Ltd.	1,185,900
60,000	Pool Corporation[b]	1,417,200
123,000	Shiloh Industries, Inc.[a]	603,930
49,500	Stanley Furniture Company, Inc.[b]	544,500
65,000	Steak n Shake Company[a]	664,300
127,000	Stein Mart, Inc.[a]	1,400,810
41,000	Steven Madden, Ltd.[a]	1,314,460
91,000	Winnebago Industries, Inc.[b]	957,320

	Total Consumer Discretionary	24,372,295

Consumer Staples (1.8%)
224,000	Alliance One International, Inc.[a]	927,360
38,500	Casey’s General Stores, Inc.	1,056,055
34,800	Nash Finch Company	1,068,360

	Total Consumer Staples	3,051,775

Energy (4.7%)
38,400	Carbo Ceramics, Inc.[b]	1,600,896
125,500	Hercules Offshore, Inc.[a]	594,870
42,100	Mariner Energy, Inc.[a]	504,779
148,000	NGAS Resources, Inc.[a,b]	303,400
9,700	Overseas Shipholding Group, Inc.[b]	333,195
86,600	Penn Virginia Corporation	1,663,586
62,000	Whiting Petroleum Corporation[a]	2,849,520

	Total Energy	7,850,246

Financials (20.0%)
168,000	Ares Capital Corporation	1,517,040
172,000	CBL & Associates Properties, Inc.[b]	1,021,680
115,000	Cedar Shopping Centers, Inc.	610,650
115,000	East West Bancorp, Inc.[b]	1,016,600
39,800	Employers Holdings, Inc.	554,016
105,000	First Opportunity Fund, Inc.	571,200
71,700	First Potomac Realty Trust	671,829
80,000	Glacier Bancorp, Inc.[b]	1,245,600
62,000	Gladstone Capital Corporation[b]	621,240
56,500	Hatteras Financial Corporation[b]	1,600,645
110,000	Hercules Technology Growth Capital, Inc.	1,076,900
31,700	Home Bancshares, Inc.[b]	689,792
16,400	iShares Russell 2000 Value Fund[b]	844,600
52,000	JMP Group, Inc.	461,240
40,300	Kilroy Realty Corporation[b]	951,080
124,500	Kite Realty Group Trust	398,400
52,000	LaSalle Hotel Properties	775,320
3,400	Markel Corporation[a]	1,072,938
80,500	Max Re Capital, Ltd.	1,607,585
76,000	Meadowbrook Insurance Group, Inc.	601,160
49,000	National Interstate Corporation[b]	882,980
31,900	Parkway Properties, Inc.	452,023
140,000	PennantPark Investment Corporation	1,159,200
29,300	Piper Jaffray Companies[a]	1,343,698
54,500	Potlatch Corporation	1,611,565
62,500	ProAssurance Corporation[a]	3,173,750
71,000	Redwood Trust, Inc.	1,153,750
660,000	Safeguard Scientifics, Inc.[a]	1,194,600
49,500	Sandy Spring Bancorp, Inc.[b]	801,900
48,700	Seabright Insurance Holdings[a]	473,364
56,500	SVB Financial Group[a,b]	1,991,625
75,500	Western Alliance Bancorp[a]	523,215
42,500	Wintrust Financial Corporation	1,111,375

	Total Financials	33,782,560

Health Care (5.9%)
22,000	Analogic Corporation	834,020
34,000	Angiodynamics, Inc.[a]	424,320
6,000	Atrion Corporation	781,140
360,000	Lexicon Pharmaceuticals, Inc.[a]	478,800
70,000	Momenta Pharmaceuticals, Inc.[a]	759,500
30,500	National Healthcare Corporation[b]	1,136,125
66,200	Owens & Minor, Inc.	2,932,660
59,000	Triple-S Management Corporation[a,b]	1,008,310
44,600	West Pharmaceutical Services, Inc.[b]	1,627,900

	Total Health Care	9,982,775

Industrials (23.5%)
23,500	A.O. Smith Corporation	917,440
100,000	Accuride Corporation[a]	37,000
68,700	Alaska Air Group, Inc.[a]	1,584,222
24,200	Ameron International Corporation	1,803,384
45,000	Applied Industrial Technologies, Inc.	995,400
29,000	Astec Industries, Inc.[a]	784,740
122,000	Beacon Roofing Supply, Inc.[a]	2,045,940
46,800	Belden, Inc.	820,872
67,000	C&D Technologies, Inc.[a,b]	134,000
27,000	Cascade Corporation	660,150
41,000	Circor International, Inc.	945,460
80,000	Comfort Systems USA, Inc.	942,400
31,000	Courier Corporation	512,740
37,000	Dollar Thrifty Automotive Group, Inc.[a,b]	612,350
14,000	Franklin Electric Company, Inc.[b]	453,600
15,800	FTI Consulting, Inc.[a]	859,994
52,000	G & K Services, Inc.	1,181,440
51,000	Genesee & Wyoming, Inc.[a]	1,391,790
69,000	Gibraltar Industries, Inc.	536,130
41,000	Greenbrier Companies, Inc.	430,090
55,000	Hub Group, Inc.[a]	1,181,950
50,000	IDEX Corporation	1,364,000
74,500	Insituform Technologies, Inc.[a,b]	1,370,800
43,000	Kaman Corporation	824,740
164,500	Kforce, Inc.[a]	1,602,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (96.2%)	Value
Industrials (23.5%) - continued
62,000	Kirby Corporation[a]	$2,294,620
374,000	Kratos Defense & Security Solutions, Inc.[a]	299,200
84,000	McGrath Rentcorp	1,614,480
175,000	MPS Group, Inc.[a]	1,513,750
52,000	Navigant Consulting, Inc.[a]	618,800
45,400	Nordson Corporation	2,038,460
16,100	School Specialty, Inc.[a,b]	360,157
58,700	Sterling Construction Company, Inc.[a]	935,091
42,500	Universal Forest Products, Inc.	1,897,200
128,500	Vitran Corporation, Inc.[a]	1,387,800
43,500	Waste Connections, Inc.[a]	1,227,135
68,400	Woodward Governor Company	1,343,376

	Total Industrials	39,522,931

Information Technology (10.8%)
110,500	Advanced Energy Industries, Inc.[a,b]	1,329,315
105,500	Ariba, Inc.[a,b]	1,108,805
96,000	Brooks Automation, Inc.[a]	569,280
16,200	Cabot Microelectronics Corporation[a]	549,504
94,600	Electro Rent Corporation	900,592
54,800	FormFactor, Inc.[a]	1,263,140
127,700	Ixia[a]	962,858
32,800	Littelfuse, Inc.[a]	767,520
71,000	Methode Electronics, Inc.	538,180
42,000	Palm, Inc.[a,b]	660,660
73,400	Progress Software Corporation[a]	1,661,042
288,000	Sonus Networks, Inc.[a]	547,200
43,700	SPSS, Inc.[a]	2,162,276
29,300	Standard Microsystems Corporation[a]	679,760
73,800	StarTek, Inc.[a]	697,410
82,000	Symyx Technologies, Inc.[a]	568,260
57,600	Synnex Corporation[a]	1,636,992
113,200	Teradyne, Inc.[a]	892,016
54,300	Xyratex, Ltd.[a]	321,999
440,000	Zarlink Semiconductor, Inc.[a,b]	312,400

	Total Information Technology	18,129,209

Materials (9.9%)
37,000	Airgas, Inc.	1,649,460
54,300	AMCOL International Corporation[b]	1,021,383
83,500	American Vanguard Corporation[b]	723,110
68,600	AptarGroup, Inc.	2,395,512
52,500	Arch Chemicals, Inc.	1,393,875
52,000	Carpenter Technology Corporation	971,880
27,000	Clearwater Paper Corporation[a]	1,081,890
12,000	Deltic Timber Corporation	539,640
45,300	Franco-Nevada Corporation[c]	1,131,133
66,900	Innospec, Inc.	798,786
87,000	International Royalty Corporation	302,760
22,000	Minerals Technologies, Inc.	956,340
125,000	Myers Industries, Inc.	1,230,000
51,200	Sims Metal Management, Ltd. ADR	1,195,008
144,000	Wausau Paper Corporation	1,353,600

	Total Materials	16,744,377

Telecommunications Services (0.5%)
85,300	Premiere Global Services, Inc.[a]	818,027

	Total Telecommunications Services	818,027

Utilities (4.6%)
61,100	Black Hills Corporation	1,589,211
91,500	Cleco Corporation	2,167,635
62,000	El Paso Electric Company[a]	936,820
36,500	Empire District Electric Company[b]	670,140
57,700	Southwest Gas Corporation	1,397,494
41,000	Vectren Corporation	1,006,960

	Total Utilities	7,768,260

	Total Common Stock (cost $173,965,272)	162,022,455

	Preferred Stock (1.3%)
Energy (0.4%)
5,900	Whiting Petroleum Corporation, Convertible[a]	721,452

	Total Energy	721,452

Financials (0.6%)
7,400	Assured Guaranty, Ltd., Convertible[a]	451,400
705	East West Bancorp, Inc.	550,781

	Total Financials	1,002,181

Health Care (0.3%)
40,000	National Healthcare Corporation, Convertible	448,000

	Total Health Care	448,000

	Total Preferred Stock (cost $2,177,272)	2,171,633

	Collateral Held for Securities Loaned (14.2%)
23,902,860	Thrivent Financial Securities Lending Trust	23,902,860

	Total Collateral Held for Securities Loaned (cost $23,902,860)	23,902,860

	Short-Term Investments (3.1%)
5,233,768	Thrivent Money Market Fund	5,233,768

	Total Short-Term Investments (at amortized cost)	5,233,768

	Total Investments (cost $205,279,172) 114.8%	$193,330,716

	Other Assets and Liabilities, Net (14.8%)	(24,909,833)

	Total Net Assets 100.0%	$168,420,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,542,438
Gross unrealized depreciation	(29,490,894)

Net unrealized appreciation (depreciation)	$(11,948,456)

Cost for federal income tax purposes	$205,279,172

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	24,372,295	24,372,295	—	—
Consumer Staples	3,051,775	3,051,775	—	—
Energy	7,850,246	7,850,246	—	—
Financials	33,782,560	33,782,560	—	—
Health Care	9,982,775	9,982,775	—	—
Industrials	39,522,931	39,522,931	—	—
Information Technology	18,129,209	18,129,209	—	—
Materials	16,744,377	16,744,377	—	—
Telecommunications Services	818,027	818,027	—	—
Utilities	7,768,260	7,768,260	—	—

Preferred Stock
Energy	721,452	721,452	—	—
Financials	1,002,181	—	550,781	451,400
Health Care	448,000	448,000	—	—
Collateral Held for Securities Loaned	23,902,860	23,902,860	—	—
Short-Term Investments	5,233,768	5,233,768	—	—

Total	$193,330,716	$192,328,535	$550,781	$451,400

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Small Cap Value Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value July 31, 2009
Preferred Stock
Financials	—	—	—	81,400	370,000	—	451,400

Total	$—	$—	$—	$81,400	$370,000	$—	$451,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$5,100,015	$31,345,674	$31,211,921	5,233,768	$5,233,768	$29,917
Thrivent Financial Securities Lending Trust	31,225,748	97,559,632	104,882,520	23,902,860	23,902,860	128,153
Total Value and Income Earned	36,325,763				29,136,628	158,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value
Consumer Discretionary (14.3%)
68,200	Aaron’s, Inc.	$1,873,454
22,700	Advance Auto Parts, Inc.	1,049,421
18,400	Aeropostale, Inc.[a]	669,760
28,200	American Casinos, Inc.	527,058
44,600	Autoliv, Inc.	1,597,126
34,500	Bally Technologies, Inc.[a]	1,249,245
47,400	Bridgepoint Education, Inc.[a,b]	860,784
45,800	Brinker International, Inc.	762,112
84,200	Cabela’s, Inc.[a]	1,364,882
75,200	Career Education Corporation[a]	1,723,584
26,000	Carter’s, Inc.[a]	736,840
59,700	CEC Entertainment, Inc.[a]	1,741,449
58,300	Chico’s FAS, Inc.[a]	668,701
24,400	Children’s Place Retail Stores, Inc.[a]	799,588
107,100	Cooper Tire & Rubber Company	1,580,796
23,600	Discovery Communications, Inc.[a]	578,200
67,500	Dolan Media Company[a]	920,025
186,100	Domino’s Pizza, Inc.[a]	1,529,742
74,800	Fossil, Inc.[a]	1,970,232
102,800	Fred’s, Inc.	1,385,744
54,500	Fuqi International, Inc.[a]	1,188,971
38,400	Guess ?, Inc.	1,116,288
70,100	Jones Apparel Group, Inc.	964,576
13,800	Joseph A. Bank Clothiers, Inc.[a,b]	504,942
29,500	KB Home[b]	492,355
79,300	La-Z-Boy, Inc.	536,861
27,246	Lincoln Educational Services[a]	554,728
32,900	LKQ Corporation[a]	590,226
57,000	Men’s Wearhouse, Inc.	1,231,770
18,000	Panera Bread Company[a]	989,280
45,200	Penn National Gaming, Inc.[a]	1,433,292
6,700	Priceline.com, Inc.[a,b]	868,454
89,900	Regal Entertainment Group[b]	1,118,356
171,400	Shuffle Master, Inc.[a]	1,234,080
47,800	Shutterfly, Inc.[a]	767,668
88,100	Texas Roadhouse, Inc.[a]	980,553
53,700	Tupperware Corporation	1,829,559
66,500	Valassis Communications, Inc.[a]	757,435
44,900	Virgin Media, Inc.	469,205
39,500	Warnaco Group, Inc.[a]	1,435,035
111,700	Warner Music Corporation[a]	627,754
55,900	WMS Industries, Inc.[a]	2,021,344
68,000	Wolverine World Wide, Inc.	1,638,800

	Total Consumer Discretionary	46,940,275

Consumer Staples (4.1%)
26,600	American Italian Pasta Company[a]	836,836
92,800	Bare Escentuals, Inc.[a]	822,208
42,158	Calavo Growers, Inc.[b]	855,807
44,900	Casey’s General Stores, Inc.	1,231,607
34,950	Central European Distribution Corporation[a]	1,003,415
20,200	Chattem, Inc.[a,b]	1,265,934
73,800	Del Monte Foods Company	712,908
25,900	Flowers Foods, Inc.	612,017
41,500	Herbalife, Ltd.	1,428,015

10,100	Ralcorp Holdings, Inc.[a]	641,451
33,600	Sanderson Farms, Inc.	1,366,848
60,000	TreeHouse Foods, Inc.[a]	1,947,000
43,100	Vector Group, Ltd.[b]	640,466

	Total Consumer Staples	13,364,512

Energy (6.4%)
55,700	Alpha Natural Resources, Inc.[a,b]	1,855,367
33,300	Arch Coal, Inc.	579,753
49,300	Atlas America, Inc.[b]	991,423
41,700	Cabot Oil & Gas Corporation	1,464,921
69,200	Carrizo Oil & Gas, Inc.[a,b]	1,314,800
18,500	Cimarex Energy Company	661,930
5,000	Core Laboratories NVb	429,550
22,400	Dresser-Rand Group, Inc.[a]	652,064
243,800	Global Industries, Ltd.[a,b]	1,665,154
45,900	Key Energy Services, Inc.[a]	318,546
43,200	Massey Energy Company	1,149,120
55,600	Oil States International, Inc.[a]	1,507,872
106,200	Patterson-UTI Energy, Inc.	1,466,622
30,100	Rosetta Resources, Inc.[a]	312,137
131,000	SandRidge Energy, Inc.[a,b]	1,224,850
26,700	Superior Energy Services, Inc.[a]	442,953
48,700	T-3 Energy Services, Inc.[a]	659,885
105,200	Tesco Corporation[a]	1,055,156
52,000	TETRA Technologies, Inc.[a]	400,920
103,300	Union Drilling, Inc.[a]	738,595
73,600	Willbros Group, Inc.[a]	1,014,944
25,600	World Fuel Services Corporation[b]	1,122,816

	Total Energy	21,029,378

Financials (17.7%)
31,000	Affiliated Managers Group, Inc.[a]	2,046,620
176,300	Allied Capital Corporation[b]	703,437
53,300	American Campus Communities, Inc.	1,222,169
116,200	American Equity Investment Life Holding Company	841,288
33,600	American Financial Group, Inc.	819,504
10,000	Arch Capital Group, Ltd.[a]	621,900
26,000	Aspen Insurance Holdings, Ltd.	646,620
27,100	Axis Capital Holdings, Ltd.	771,266
6,400	BancorpSouth, Inc.	144,000
104,900	Cardinal Financial Corporation	817,171
41,800	Cash America International, Inc.	1,117,314
43,600	Delphi Financial Group, Inc.	1,038,988
52,700	Dollar Financial Corporation[a]	827,390
65,200	Duff & Phelps Corporation	1,182,076
95,400	Duke Realty Corporation	905,346
123,200	DuPont Fabros Technology, Inc.	1,315,776
68,300	East West Bancorp, Inc.	603,772
50,600	eHealth, Inc.[a]	821,744
47,200	Endurance Specialty Holdings, Ltd.	1,575,064
51,700	Evercore Partners, Inc.	1,016,939
48,700	FBR Capital Markets Corporation[a]	249,344
100,900	First Mercury Financial Corporation	1,458,005
39,700	First Niagara Financial Group, Inc.	522,055
41,800	Hanover Insurance Group, Inc.	1,643,158
17,700	HCC Insurance Holdings, Inc.	444,270
28,000	Home Bancshares, Inc.[b]	609,280
52,600	IPC Holdings, Ltd.	1,522,244
41,600	iShares Russell Microcap Index Fund[b]	1,498,848
73,800	Kite Realty Group Trust	236,160

65,400	Knight Capital Group, Inc.[a]	1,214,478
18,100	LaSalle Hotel Properties	269,871
105,200	Maiden Holdings, Ltd.	800,572
64,500	Max Re Capital, Ltd.	1,288,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value
Financials (17.7%) - continued
159,700	Meadowbrook Insurance Group, Inc.	$1,263,227
145,800	MFA Mortgage Investments, Inc.[c]	1,078,920
235,400	MGIC Investment Corporation[b]	1,553,640
33,400	Mid-America Apartment Communities, Inc.	1,324,978
75,400	National Retail Properties, Inc.	1,486,134
33,200	Nelnet, Inc.[a]	474,428
19,600	NewAlliance Bancshares, Inc.	240,100
109,600	Ocwen Financial Corporation[a]	1,561,800
80,600	optionsXpress Holdings, Inc.	1,456,442
35,000	PHH Corporation[a]	641,550
17,400	Pinnacle Financial Partners, Inc.[a,b]	271,440
18,100	Platinum Underwriters Holdings, Ltd.	610,875
12,900	Potlatch Corporation	381,453
47,000	Prosperity Bancshares, Inc.[b]	1,574,970
96,800	Protective Life Corporation	1,447,160
9,900	Renasant Corporation	147,411
67,700	SEI Investments Company	1,279,530
37,800	Signature Bank[a]	1,114,344
136,850	Sterling Bancshares, Inc.	1,104,380
18,250	Stifel Financial Corporation[a,b]	911,222
125,900	Sunstone Hotel Investors, Inc.	700,004
29,000	SVB Financial Group[a,b]	1,022,250
63,700	Texas Capital Bancshares, Inc.[a]	1,058,057
27,900	Tower Group, Inc.	696,663
47,800	Waddell & Reed Financial, Inc.	1,356,086
53,800	Western Alliance Bancorp[a]	372,834
64,600	Westfield Financial, Inc.	627,912
87,400	XL Capital, Ltd.	1,230,592
27,800	Zions Bancorporation[b]	377,524

	Total Financials	58,160,660

Health Care (12.3%)
104,600	American Medical Systems Holdings, Inc.[a]	1,599,334
12,700	AMERIGROUP Corporation[a]	313,436
18,900	Beckman Coulter, Inc.	1,190,511
83,200	BioMarin Pharmaceutical, Inc.[a,b]	1,365,312
13,600	Bio-Rad Laboratories, Inc.[a]	1,053,184
35,800	Catalyst Health Solutions, Inc.[a]	922,924
13,200	Cerner Corporation[a,b]	859,056
20,700	Chemed Corporation	912,870
19,800	Dionex Corporation[a]	1,305,018
19,100	Emergency Medical Services Corporation[a]	747,574
133,400	ev3, Inc.[a]	1,636,818
15,500	Haemonetics Corporation[a]	914,655
102,100	Healthsouth Corporation[a,b]	1,470,240
27,900	Hologic, Inc.[a]	409,851
27,400	ICON plc ADR[a]	643,900
49,900	Invacare Corporation	1,017,960
66,400	inVentiv Health, Inc.[a]	1,018,576
27,200	Kinetic Concepts, Inc.[a]	860,064
140,600	King Pharmaceuticals, Inc.[a]	1,275,242
44,500	Lincare Holdings, Inc.[a]	1,165,010
84,100	MedAssets, Inc.[a]	1,570,988
25,700	MedCath Corporation[a]	309,942
46,600	Medicis Pharmaceutical Corporation	797,792

20,800	Medidata Solutions, Inc.[a]	383,760
22,900	NuVasive, Inc.[a,b]	947,831
38,800	Owens & Minor, Inc.	1,718,840
87,300	PAREXEL International Corporation[a]	1,350,531
28,000	Pediatrix Medical Group, Inc.[a]	1,297,800
45,100	Perrigo Company	1,224,014
66,500	Phase Forward, Inc.[a]	944,300
51,200	RehabCare Group, Inc.[a]	1,231,872
64,100	Savient Pharmaceuticals, Inc.[a,b]	999,319
53,400	STERIS Corporation	1,499,472
18,900	Thoratec Corporation[a]	475,146
55,800	Triple-S Management Corporation[a]	953,622
15,400	United Therapeutics Corporation[a]	1,426,348
20,000	Universal Health Services, Inc.	1,112,200
41,100	Watson Pharmaceuticals, Inc.[a]	1,427,403

	Total Health Care	40,352,715

Industrials (12.1%)
62,300	AAON, Inc.	1,221,703
26,000	Aecom Technology Corporation[a]	842,400
43,600	Baldor Electric Company	1,123,136
130,300	BE Aerospace, Inc.[a]	2,105,648
79,800	Beacon Roofing Supply, Inc.[a]	1,338,246
158,400	Chicago Bridge and Iron Company[b]	2,209,680
32,100	Copa Holdings SA	1,301,334
27,100	Cubic Corporation	1,061,236
34,000	Curtiss-Wright Corporation	1,123,020
39,300	Deluxe Corporation	615,045
28,000	EMCOR Group, Inc.[a]	675,360
71,700	EnerSys[a]	1,418,943
23,600	FTI Consulting, Inc.[a]	1,284,548
70,900	Gardner Denver, Inc.[a]	2,069,571
50,200	Genco Shipping & Trading, Ltd.[b]	1,200,282
18,800	General Cable Corporation[a]	728,876
95,800	Great Lakes Dredge & Dock Company	554,682
44,700	Griffon Corporation[a]	430,908
12,400	Heico Corporation	457,932
34,000	IDEX Corporation	927,520
138,200	JA Solar Holdings Company, Ltd. ADR[a,b]	664,742
26,100	Kaydon Corporation	852,687
38,000	Kirby Corporation[a]	1,406,380
69,200	Knight Transportation, Inc.	1,255,288
26,000	Landstar System, Inc.	953,680
23,400	Lennox International, Inc.	815,490
183,800	Manitowoc Company, Inc.[b]	1,135,884
24,800	Middleby Corporation[a,b]	1,212,720
78,000	Monster Worldwide, Inc.[a]	1,016,340
31,700	Navistar International Corporation[a]	1,253,418
74,200	Oshkosh Corporation	2,036,790
37,400	Protection One, Inc.[a]	127,534
27,200	Robert Half International, Inc.	674,288
88,000	Steelcase, Inc.	644,160
48,300	Sykes Enterprises, Inc.[a]	961,170
24,400	Triumph Group, Inc.	974,536
47,400	Woodward Governor Company	930,936

	Total Industrials	39,606,113

Information Technology (18.2%)
74,900	3PAR, Inc.[a]	718,291
131,300	ADC Telecommunications, Inc.[a]	955,864
59,000	ADTRAN, Inc.	1,425,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (97.6%)	Value
Information Technology (18.2%) - continued
185,700	Advanced Micro Devices, Inc.[a,b]	$679,662
30,200	Akamai Technologies, Inc.[a]	496,488
47,200	Anaren Microware, Inc.[a]	848,656
117,700	Arris Group, Inc.[a]	1,433,586
18,900	AsiaInfo Holdings, Inc.[a]	364,203
313,600	Atmel Corporation[a]	1,307,712
144,584	BigBand Networks, Inc.[a]	793,766
93,850	Brightpoint, Inc.[a]	557,469
34,100	CIENA Corporation[a]	380,556
59,700	Commvault Systems, Inc.[a]	1,039,377
118,800	Compuware Corporation[a]	870,804
140,800	Comtech Group, Inc.[a]	920,832
42,000	DTS, Inc.[a,b]	1,153,740
193,300	EarthLink, Inc.[a]	1,633,385
125,200	Emulex Corporation[a]	1,143,076
40,200	EPIQ Systems, Inc.[a]	645,210
44,800	F5 Networks, Inc.[a]	1,662,976
239,000	FalconStor Software, Inc.[a]	1,278,650
42,100	Fidelity National Information Services, Inc.	985,982
187,500	Flextronics International, Ltd.[a]	997,500
30,500	FormFactor, Inc.[a]	703,025
11,800	Hittite Microwave Corporation[a]	414,416
74,100	Ixia[a]	558,714
147,200	Jabil Circuit, Inc.	1,348,352
19,400	JDA Software Group, Inc.[a]	399,834
599,000	Lattice Semiconductor Corporation[a]	1,323,790
25,900	Lender Processing Services, Inc.	885,262
219,900	Limelight Networks, Inc.[a]	870,804
23,200	ManTech International Corporation[a]	1,236,560
91,900	Mellanox Technologies, Ltd.[a]	1,454,777
119,600	Mentor Graphics Corporation[a]	830,024
79,700	MIPS Technologies, Inc.[a]	283,732
50,500	Monolithic Power Systems, Inc.[a]	1,120,595
37,900	Multi-Fineline Electronix, Inc.[a]	863,741
79,200	Netezza Corporation[a]	715,968
18,600	Netlogic Microsystems, Inc.[a,b]	739,164
44,000	Nuance Communications, Inc.[a]	580,800
108,800	Perot Systems Corporation[a]	1,738,624
59,400	Polycom, Inc.[a]	1,410,750
94,600	QLogic Corporation[a]	1,234,530
138,300	Skyworks Solutions, Inc.[a]	1,670,664
231,600	Smart Modular Technologies (WWH), Inc.[a]	690,168
63,100	Solera Holdings, Inc.[a]	1,699,283
32,300	Synaptics, Inc.[a]	774,231
58,100	Synnex Corporation[a]	1,651,202
239,300	Tellabs, Inc.[a]	1,387,940
156,200	Teradyne, Inc.[a]	1,230,856
211,000	TIBCO Software, Inc.[a]	1,842,030
239,000	TriQuint Semiconductor, Inc.[a]	1,716,020
163,250	TTM Technologies, Inc.[a]	1,611,278
47,300	Varian Semiconductor Equipment Associates, Inc.[a]	1,515,492
207,500	Vishay Intertechnology, Inc.[a]	1,475,325
125,800	Zoran Corporation[a]	1,449,216

	Total Information Technology	59,720,392

Materials (7.0%)
9,000	Airgas, Inc.	401,220
65,400	AK Steel Holding Corporation	1,286,418
38,300	Albemarle Corporation	1,137,893
125,700	Allied Nevada Gold Corporation[a,b]	1,099,875
11,300	CF Industries Holdings, Inc.	892,022
61,100	Commercial Metals Company	1,010,594
11,500	FMC Corporation	559,360
24,400	Greif, Inc.	1,252,452
121,700	Horsehead Holding Corporation[a]	1,300,973
55,400	Innophos Holdings, Inc.	1,040,412
157,300	Kingsgate Consolidated, Ltd.[a]	916,700
61,600	Myers Industries, Inc.	606,144
48,400	Owens-Illinois, Inc.[a]	1,642,696
76,400	Packaging Corporation of America	1,502,788
46,775	Pan American Silver Corporation[a]	921,935
107,800	Rockwood Holdings, Inc.[a]	1,931,776
58,600	RTI International Metals, Inc.[a]	1,040,736
23,600	Silgan Holdings, Inc.	1,186,136
39,300	Steel Dynamics, Inc.	642,948
34,000	Terra Industries, Inc.	991,440
33,200	Walter Energy, Inc.	1,638,752

	Total Materials	23,003,270

Telecommunications Services (1.3%)
107,800	Alaska Communication Systems Group, Inc.	798,798
35,100	Cellcom Israel, Ltd.	981,396
11,500	NTELOS Holdings Corporation	178,135
109,600	Premiere Global Services, Inc.[a]	1,051,064
70,000	Syniverse Holdings, Inc.[a]	1,227,100

	Total Telecommunications Services	4,236,493

Utilities (4.2%)
29,400	American States Water Company	1,068,690
79,500	Avista Corporation	1,472,340
63,600	CMS Energy Corporation	822,984
20,200	Energen Corporation	834,664
47,100	Mirant Corporation[a]	850,626
9,500	National Fuel Gas Company	385,510
41,600	New Jersey Resources Corporation	1,605,760
34,400	Nicor, Inc.	1,253,536
57,900	NorthWestern Corporation	1,401,180
29,200	Piedmont Natural Gas Company, Inc.	718,904
68,300	Portland General Electric Company	1,299,749
63,500	UGI Corporation	1,678,940
10,700	UIL Holdings Corporation	261,080

	Total Utilities	13,653,963

	Total Common Stock (cost $274,450,534)	320,067,771

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (0.2%)	Value
U.S. Government (0.2%)
	U.S. Treasury Notes
$600,000	0.875%, 12/31/2010	$600,727

	Total U.S. Government	600,727

	Total Long-Term Fixed Income (cost $600,395)	600,727

Shares	Collateral Held for Securities Loaned (8.7%)	Value
28,635,820	Thrivent Financial Securities Lending Trust	28,635,820

	Total Collateral Held for Securities Loaned (cost $28,635,820)	28,635,820

Shares or Principal Amount	Short-Term Investments (2.7%)[d]	Value
	Enterprise Funding Corporation
8,856,000	0.190%, 8/3/2009	8,855,906
17,712	Thrivent Money Market Fund	17,712

	Total Short-Term Investments (at amortized cost)	8,873,618

	Total Investments (cost $312,560,367) 109.2%	$358,177,936

	Other Assets and Liabilities, Net (9.2%)	(30,222,674)

	Total Net Assets 100.0%	$327,955,262

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,910,452
Gross unrealized depreciation	(3,292,883)

Net unrealized appreciation (depreciation)	$45,617,569

Cost for federal income tax purposes	$312,560,367

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Small Cap Stock Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	46,940,275	46,940,275	—	—
Consumer Staples	13,364,512	13,364,512	—	—
Energy	21,029,378	21,029,378	—	—
Financials	58,160,660	58,160,660	—	—
Health Care	40,352,715	40,352,715	—	—
Industrials	39,606,113	39,606,113	—	—
Information Technology	59,720,392	59,720,392	—	—
Materials	23,003,270	22,086,570	916,700	—
Telecommunications Services	4,236,493	4,236,493	—	—
Utilities	13,653,963	13,653,963	—	—

Long-Term Fixed Income
U.S. Government	600,727	—	600,727	—
Collateral Held for Securities Loaned	28,635,820	28,635,820	—	—
Short-Term Investments	8,873,618	17,712	8,855,906	—

Total	$358,177,936	$347,804,603	$10,373,333	$—

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$16,013,258	$57,220,420	$73,215,966	17,712	$17,712	$46,141
Thrivent Financial Securities Lending Trust	54,683,469	175,877,819	201,925,468	28,635,820	28,635,820	385,364
Total Value and Income Earned	70,696,727				28,653,532	431,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (15.8%)
92,900	Bed Bath & Beyond, Inc.[a]	$3,228,275
58,400	BorgWarner, Inc.	1,938,296
96,400	Burger King Holdings, Inc.	1,640,728
22,800	Central European Media Enterprises, Ltd.[a,b]	481,536
495,950	Coldwater Creek, Inc.[a,b]	3,640,273
47,200	DeVry, Inc.	2,347,728
84,050	Discovery Communications, Inc.[a]	2,059,225
167,400	Gap, Inc.	2,731,968
206,300	Gentex Corporation	3,088,311
197,000	Goodyear Tire & Rubber Company[a]	3,352,940
60,600	Hasbro, Inc.	1,605,900
186,800	International Game Technology	3,689,300
59,300	Jack in the Box, Inc.[a]	1,251,230
101,100	KB Home[b]	1,687,359
51,600	Kohl’s Corporation[a]	2,505,180
219,500	Leapfrog Enterprises, Inc.[a]	625,575
38,000	Marvel Entertainment, Inc.[a]	1,503,280
95,100	Toll Brothers, Inc.[a]	1,860,156
25,600	VF Corporation	1,656,064
46,500	WMS Industries, Inc.[a]	1,681,440
142,400	Zumiez, Inc.[a,b]	1,359,920

	Total Consumer Discretionary	43,934,684

Consumer Staples (2.3%)
63,400	Avon Products, Inc.	2,052,892
23,400	General Mills, Inc.	1,378,494
77,200	H.J. Heinz Company	2,969,112

	Total Consumer Staples	6,400,498

Energy (10.1%)
41,700	Cameron International Corporation[a]	1,302,291
23,200	Diamond Offshore Drilling, Inc.[b]	2,084,984
117,600	Forest Oil Corporation[a]	1,981,560
84,200	Nabors Industries, Ltd.[a]	1,433,084
57,500	Oil States International, Inc.[a]	1,559,400
64,200	Patterson-UTI Energy, Inc.	886,602
94,900	Peabody Energy Corporation	3,142,139
119,700	Petrohawk Energy Corporation[a]	2,906,316
29,800	Range Resources Corporation	1,383,018
25,400	Southwestern Energy Company[a]	1,052,322
72,300	Sunoco, Inc.	1,785,087
93,100	Ultra Petroleum Corporation[a]	4,107,572
150,100	Weatherford International, Ltd.[a]	2,815,876
116,536	Willbros Group, Inc.[a]	1,607,031

	Total Energy	28,047,282

Financials (6.5%)
4,800	CME Group, Inc.	1,338,384
28,400	IntercontinentalExchange, Inc.[a]	2,671,304
98,900	Lazard, Ltd.	3,658,311
37,400	Northern Trust Corporation	2,236,894
43,200	T. Rowe Price Group, Inc.	2,017,872
110,000	TCF Financial Corporation[b]	1,555,400
251,000	TD Ameritrade Holding Corporation[a]	4,653,540

	Total Financials	18,131,705

Health Care (12.3%)
45,400	Alexion Pharmaceuticals, Inc.[a]	1,999,870
107,400	Amylin Pharmaceuticals, Inc.[a,b]	1,579,854
44,400	Beckman Coulter, Inc.	2,796,756
110,400	BioMarin Pharmaceutical, Inc.[a,b]	1,811,664
225,200	Boston Scientific Corporation[a]	2,418,648
47,900	C.R. Bard, Inc.	3,524,003
34,700	CardioNet, Inc.[a,b]	246,370
14,900	Cephalon, Inc.[a,b]	873,885
59,000	CIGNA Corporation	1,675,600
37,900	Express Scripts, Inc.[a]	2,654,516
184,800	Hologic, Inc.[a]	2,714,712
22,400	Life Technologies Corporation[a]	1,019,872
42,400	Millipore Corporation[a]	2,951,040
76,300	Myriad Genetics, Inc.[a]	2,092,146
59,800	Shire Pharmaceuticals Group plc ADR	2,679,638
39,400	Thermo Fisher Scientific, Inc.[a]	1,784,032
42,500	Vertex Pharmaceuticals, Inc.[a]	1,530,425

	Total Health Care	34,353,031

Industrials (13.6%)
42,500	Aecom Technology Corporation[a]	1,377,000
152,600	BE Aerospace, Inc.[a]	2,466,016
52,800	C.H. Robinson Worldwide, Inc.	2,879,184
35,500	Con-way, Inc.	1,617,025
464,600	Delta Air Lines, Inc.[a]	3,219,678
49,040	Expeditors International of Washington, Inc.	1,663,927
4,300	First Solar, Inc.[a,b]	663,877
42,600	Flowserve Corporation	3,440,802
38,629	FTI Consulting, Inc.[a]	2,102,577
55,400	Knight Transportation, Inc.	1,004,956
104,600	Monster Worldwide, Inc.[a]	1,362,938
61,200	Pentair, Inc.	1,671,984
36,100	Precision Castparts Corporation	2,881,141
140,100	Quanta Services, Inc.[a]	3,265,731
19,100	Roper Industries, Inc.	913,362
111,100	Ryanair Holdings plc[a]	3,145,241
26,800	SPX Corporation	1,415,576
46,500	Stericycle, Inc.[a]	2,380,800
14,700	SunPower Corporation[a,b]	473,340

	Total Industrials	37,945,155

Information Technology (21.4%)
86,574	Akamai Technologies, Inc.[a]	1,423,276
92,400	Analog Devices, Inc.	2,528,988
67,900	ASML Holding NV	1,766,079
49,800	Broadcom Corporation[a]	1,405,854
77,000	Electronic Arts, Inc.[a]	1,653,190
132,200	F5 Networks, Inc.[a]	4,907,264
93,000	FormFactor, Inc.[a]	2,143,650
41,800	Hewitt Associates, Inc.[a]	1,251,074
133,800	Intersil Corporation	1,922,706
59,700	Juniper Networks, Inc.[a]	1,559,961
295,600	Marvell Technology Group, Ltd.[a]	3,943,304
6,300	MasterCard, Inc.	1,222,389
81,601	Mercadolibre, Inc.[a,b]	2,351,741
131,800	Molex, Inc.	2,340,768
172,500	NETAPP, Inc.[a]	3,874,350
106,219	Nuance Communications, Inc.[a]	1,402,091
339,000	NVIDIA Corporation[a]	4,383,270
154,900	Omniture, Inc.[a]	2,119,032

289,000	PMC-Sierra, Inc.[a]	2,644,350
83,100	Polycom, Inc.[a]	1,973,625
240,400	Seagate Technology	2,894,416
96,800	Symantec Corporation[a]	1,445,224

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (94.5%)	Value
Information Technology (21.4%) - continued
56,600	Synaptics, Inc.[a,b]	$1,356,702
55,000	Synopsys, Inc.[a]	1,098,900
274,900	Tellabs, Inc.[a]	1,594,420
100,800	Tyco Electronics, Ltd.	2,164,176
72,000	VMware, Inc.[a,b]	2,320,560

	Total Information Technology	59,691,360

Materials (8.8%)
34,400	Albemarle Corporation	1,022,024
111,900	Celanese Corporation	2,875,830
45,000	FMC Corporation	2,188,800
192,800	Owens-Illinois, Inc.[a]	6,543,632
119,400	Pactiv Corporation[a]	3,006,492
24,900	Praxair, Inc.	1,946,682
80,525	Rockwood Holdings, Inc.[a]	1,443,008
21,000	SPDR Gold Trust[a]	1,960,350
53,800	Terra Industries, Inc.	1,568,808
39,800	Walter Energy, Inc.	1,964,528

	Total Materials	24,520,154

Telecommunications Services (3.7%)
75,610	American Tower Corporation[a]	2,577,545
101,100	NII Holdings, Inc.[a]	2,327,322
127,300	SBA Communications Corporation[a]	3,321,257
204,500	TW Telecom, Inc.[a]	2,024,550

	Total Telecommunications Services	10,250,674

	Total Common Stock (cost $263,945,071)	263,274,543

	Collateral Held for Securities Loaned (6.2%)
17,165,812	Thrivent Financial Securities Lending Trust	17,165,812

	Total Collateral Held for Securities Loaned (cost $17,165,812)	17,165,812

Shares or Principal Amount	Short-Term Investments (5.5%)[c]	Value
16,310	Thrivent Money Market Fund	16,310
	Thunder Bay Funding, Inc.
15,400,000	0.150%, 8/3/2009	15,399,872

	Total Short-Term Investments (at amortized cost)	15,416,182

	Total Investments (cost $296,527,065) 106.2%	$295,856,537

	Other Assets and Liabilities, Net (6.2%)	(17,180,682)

	Total Net Assets 100.0%	$278,675,855

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,448,946
Gross unrealized depreciation	(34,119,474)

Net unrealized appreciation (depreciation)	$(670,528)

Cost for federal income tax purposes	$296,527,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	43,934,684	43,934,684	—	—
Consumer Staples	6,400,498	6,400,498	—	—
Energy	28,047,282	28,047,282	—	—
Financials	18,131,705	18,131,705	—	—
Health Care	34,353,031	34,353,031	—	—
Industrials	37,945,155	37,945,155	—	—
Information Technology	59,691,360	59,691,360	—	—
Materials	24,520,154	24,520,154	—	—
Telecommunications Services	10,250,674	10,250,674	—	—
Collateral Held for Securities Loaned	17,165,812	17,165,812	—	—
Short-Term Investments	15,416,182	16,310	15,399,872	—

Total	$295,856,537	$280,456,665	$15,399,872	$—

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$7,673,664	$52,608,512	$60,265,866	16,310	$16,310	$57,704
Thrivent Financial Securities Lending Trust	43,949,649	123,177,977	149,961,814	17,165,812	17,165,812	181,360
Total Value and Income Earned	51,623,313				17,182,122	239,064

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Consumer Discretionary (13.5%)
1,884	AutoZone, Inc.[a]	$289,326
90,840	DISH Network Corporation[a]	1,539,738
16,327	Fortune Brands, Inc.	646,059
23,893	H&R Block, Inc.	398,774
28,539	J.C. Penney Company, Inc.	860,451
30,327	Johnson Controls, Inc.	784,863
11,449	Kohl’s Corporation[a]	555,849
6,000	Mohawk Industries, Inc.[a,b]	309,480
50,460	Newell Rubbermaid, Inc.	649,420
1,797	NVR, Inc.[a]	1,080,267
16,902	Ross Stores, Inc.	745,209
13,060	Snap-On, Inc.	465,328
38,820	Starwood Hotels & Resorts Worldwide, Inc.	916,540
33,593	TJX Companies, Inc.	1,217,074
16,150	Urban Outfitters, Inc.[a]	388,246
40,280	Viacom, Inc.[a]	932,885

	Total Consumer Discretionary	11,779,509

Consumer Staples (4.9%)
3,030	Alberto-Culver Company	77,629
7,476	Campbell Soup Company	231,980
17,846	Clorox Company	1,088,784
19,626	Coca-Cola Enterprises, Inc.	368,773
32,295	ConAgra Foods, Inc.	633,951
3,674	Energizer Holdings, Inc.[a]	235,356
10,640	H.J. Heinz Company	409,214
9,620	J.M. Smucker Company	481,289
7,720	Molson Coors Brewing Company	349,021
19,250	Safeway, Inc.	364,403

	Total Consumer Staples	4,240,400

Energy (11.0%)
22,213	Dril-Quip, Inc.[a]	939,388
58,037	Newfield Exploration Company[a]	2,282,595
24,770	Noble Energy, Inc.	1,513,942
22,920	Pride International, Inc.[a]	574,604
36,965	Range Resources Corporation	1,715,546
22,202	Smith International, Inc.	557,936
42,980	Weatherford International, Ltd.[a]	806,305
25,160	Whiting Petroleum Corporation[a]	1,156,354

	Total Energy	9,546,670

Financials (26.2%)
16,464	Alexandria Real Estate Equities, Inc.[b]	627,443
14,550	Arch Capital Group, Ltd.[a]	904,865
16,970	Boston Properties, Inc.	897,713
38,850	Discover Financial Services	461,538
51,770	Douglas Emmett, Inc.[b]	525,983
5,930	Essex Property Trust, Inc.	385,509
16,369	Everest Re Group, Ltd.	1,313,121
10,690	Federal Realty Investment Trust	609,865
24,000	Fifth Third Bancorp	228,000
51,110	Hartford Financial Services Group, Inc.	842,804
11,700	Health Care REIT, Inc.	468,702
65,460	Host Marriott Corporation	594,377
82,682	Invesco, Ltd.	1,632,970
62,680	Janus Capital Group, Inc.	856,209
55,870	KeyCorp	322,929
8,317	Lazard, Ltd.	307,646
35,528	Lincoln National Corporation	752,838
4,458	M&T Bank Corporation[b]	259,991
52,665	Marsh & McLennan Companies, Inc.	1,075,419
18,660	Nasdaq OMX Group, Inc.[a]	394,286
50,760	New York Community Bancorp, Inc.[b]	555,314
5,868	Northern Trust Corporation	350,965
5,149	PartnerRe, Ltd.	353,170
30,670	Principal Financial Group, Inc.	726,879
71,473	Progressive Corporation[a]	1,113,549
11,740	Raymond James Financial, Inc.[b]	240,905
143,670	Regions Financial Corporation	635,021
57,914	SLM Corporation[a]	514,855
23,580	SunTrust Banks, Inc.	459,810
63,310	Synovus Financial Corporation[b]	222,218
9,419	Torchmark Corporation	367,906
25,968	UnumProvident Corporation	487,419
79,647	W.R. Berkley Corporation	1,850,200
33,121	Willis Group Holdings, Ltd.	825,375
47,670	XL Capital, Ltd.	671,194

	Total Financials	22,836,988

Health Care (4.7%)
46,780	Aetna, Inc.	1,261,657
3,520	Becton, Dickinson and Company	229,328
8,170	Biogen Idec, Inc.[a]	388,483
7,620	C.R. Bard, Inc.	560,603
13,072	Edwards Lifesciences Corporation[a]	855,040
26,449	Kinetic Concepts, Inc.[a]	836,317

	Total Health Care	4,131,428

Industrials (8.2%)
5,633	Alliant Techsystems, Inc.[a]	443,430
16,255	Cooper Industries, Ltd.	535,602
13,770	Cummins, Inc.	592,248
21,977	Eaton Corporation	1,141,046
30,593	Iron Mountain, Inc.[a]	893,621
10,313	Landstar System, Inc.	378,281
9,622	Lennox International, Inc.	335,327
9,730	Norfolk Southern Corporation	420,822
16,026	Parker-Hannifin Corporation	709,631
50,468	Republic Services, Inc.	1,342,449
9,180	Rockwell Automation, Inc.	380,144

	Total Industrials	7,172,601

Information Technology (7.3%)
96,766	Activision Blizzard, Inc.[a]	1,107,971
8,520	Affiliated Computer Services, Inc.[a]	403,933
29,995	Amphenol Corporation	1,000,333
5,590	CA, Inc.	118,173
31,378	CommScope, Inc.[a]	803,277
11,440	Hewitt Associates, Inc.[a]	342,399
40,910	IAC InterActiveCorp[a]	753,153
12,560	KLA-Tencor Corporation	400,413
10,170	Linear Technology Corporation	273,268
22,950	ON Semiconductor Corporation[a]	167,535
50,810	Parametric Technology Corporation[a]	655,957
42,130	Teradyne, Inc.[a]	331,984

	Total Information Technology	6,358,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (96.7%)	Value
Materials (7.7%)
24,340	Airgas, Inc.	$1,085,077
26,480	Celanese Corporation	680,536
43,290	Cliffs Natural Resources, Inc.[b]	1,185,713
14,200	Intrepid Potash, Inc.[a]	358,692
16,830	Pactiv Corporation[a]	423,779
37,650	Steel Dynamics, Inc.	615,954
17,700	Terra Industries, Inc.	516,132
22,870	Vulcan Materials Company[b]	1,085,868
14,510	Walter Energy, Inc.	716,214

	Total Materials	6,667,965

Telecommunications Services (1.6%)
20,344	CenturyTel, Inc.	638,598
190,210	Sprint Nextel Corporation[a]	760,840

	Total Telecommunications Services	1,399,438

Utilities (11.6%)
42,890	American Electric Power Company, Inc.	1,327,874
42,293	CMS Energy Corporation	547,271
41,579	DPL, Inc.	995,817
39,265	Edison International, Inc.	1,269,045
19,885	Entergy Corporation	1,597,362
21,660	EQT Corporation	831,311
18,269	FirstEnergy Corporation	752,683
20,880	NV Energy, Inc.	240,120
58,425	PPL Corporation	1,974,181
5,229	Sempra Energy	274,157
15,910	Xcel Energy, Inc.	317,245

	Total Utilities	10,127,066

	Total Common Stock (cost $81,930,671)	84,260,461

	Collateral Held for Securities Loaned (4.0%)
3,521,521	Thrivent Financial Securities Lending Trust	3,521,521
	Total Collateral Held for Securities Loaned (cost $3,521,521)	3,521,521

	Short-Term Investments (3.3%)
2,899,822	Thrivent Money Market Fund	2,899,822
	Total Short-Term Investments (at amortized cost)	2,899,822

	Total Investments (cost $88,352,014) 104.0%	$90,681,804

	Other Assets and Liabilities, Net (4.0%)	(3,501,865)

	Total Net Assets 100.0%	$87,179,939

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

REIT  -  Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,199,224
Gross unrealized depreciation	(5,869,434)

Net unrealized appreciation (depreciation)	$2,329,790

Cost for federal income tax purposes	$88,352,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,779,509	11,779,509	—	—
Consumer Staples	4,240,400	4,240,400	—	—
Energy	9,546,670	9,546,670	—	—
Financials	22,836,988	22,836,988	—	—
Health Care	4,131,428	4,131,428	—	—
Industrials	7,172,601	7,172,601	—	—
Information Technology	6,358,396	6,358,396	—	—
Materials	6,667,965	6,667,965	—	—
Telecommunications Services	1,399,438	1,399,438	—	—
Utilities	10,127,066	10,127,066	—	—
Collateral Held for Securities Loaned	3,521,521	3,521,521	—	—
Short-Term Investments	2,899,822	2,899,822	—	—

Total	$90,681,804	$90,681,804	$—	$—

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$6,327,498	$18,907,091	$22,334,767	2,899,822	$2,899,822	$21,598
Thrivent Financial
Securities Lending Trust	2,746,527	25,837,004	25,062,010	3,521,521	3,521,521	18,457
Total Value and Income Earned	9,074,025				6,421,343	40,055

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (12.1%)
193,700	Advance Auto Parts, Inc.	$8,954,751
125,500	Autoliv, Inc.	4,494,155
187,900	Career Education Corporation[a]	4,306,668
145,800	CEC Entertainment, Inc.[a]	4,252,986
222,900	Discovery Communications, Inc.[a]	5,461,050
121,100	Dollar Tree, Inc.[a]	5,585,132
398,800	Gap, Inc.	6,508,416
142,700	Guess ?, Inc.	4,148,289
438,600	KB Home[b]	7,320,234
151,700	Kohl’s Corporation[a]	7,365,035
153,600	McGraw-Hill Companies, Inc.	4,815,360
137,300	Panera Bread Company[a,b]	7,546,008
179,400	Penn National Gaming, Inc.[a]	5,688,774
326,000	Toll Brothers, Inc.[a]	6,376,560
311,100	WMS Industries, Inc.[a]	11,249,376

	Total Consumer Discretionary	94,072,794

Consumer Staples (3.5%)
246,400	Flowers Foods, Inc.	5,822,432
103,300	J.M. Smucker Company	5,168,099
187,300	Kroger Company	4,004,474
366,800	TreeHouse Foods, Inc.[a]	11,902,660

	Total Consumer Staples	26,897,665

Energy (8.7%)
285,200	Alpha Natural Resources, Inc.[a,b]	9,500,012
435,700	BJ Services Company	6,178,226
182,800	Comstock Resources, Inc.[a]	7,037,800
295,600	Forest Oil Corporation[a]	4,980,860
210,000	Helmerich & Payne, Inc.	7,215,600
226,500	National Oilwell Varco, Inc.[a]	8,140,410
649,400	Patterson-UTI Energy, Inc.	8,968,214
77,200	Range Resources Corporation	3,582,852
182,200	Southwestern Energy Company[a]	7,548,546
315,400	Willbros Group, Inc.[a]	4,349,366

	Total Energy	67,501,886

Financials (13.7%)
148,164	Commerce Bancshares, Inc.	5,431,692
156,974	Cousins Properties, Inc.[b]	1,353,116
270,600	Duke Realty Corporation	2,567,994
133,800	Eaton Vance Corporation	3,829,356
166,800	Endurance Specialty Holdings, Ltd.	5,566,116
282,900	Equity One, Inc.[b]	4,257,645
156,200	Hanover Insurance Group, Inc.	6,140,222
608,150	HCC Insurance Holdings, Inc.	15,264,565
688,800	Host Marriott Corporation	6,254,304
233,200	Invesco, Ltd.	4,605,700
144,800	Lazard, Ltd.	5,356,152
414,200	Marshall & Ilsley Corporation	2,501,768
630,079	New York Community Bancorp, Inc.[b]	6,893,064
65,300	Northern Trust Corporation	3,905,593
74,100	PartnerRe, Ltd.[b]	5,082,519
89,600	Rayonier, Inc. REIT	3,493,504
588,250	W.R. Berkley Corporation	13,665,048
138,300	Westamerica Bancorporation[b]	7,227,558

228,700	Zions Bancorporation[b]	3,105,746

	Total Financials	106,501,662

Health Care (12.1%)
118,400	Beckman Coulter, Inc.	7,458,016
254,500	BioMarin Pharmaceutical, Inc.[a,b]	4,176,345
98,200	C.R. Bard, Inc.	7,224,574
113,300	Charles River Laboratories International, Inc.[a]	3,746,831
372,300	Community Health Systems, Inc.[a]	10,543,536
351,100	Coventry Health Care, Inc.[a]	8,075,300
86,200	Gen-Probe, Inc.[a]	3,199,744
64,500	Henry Schein, Inc.[a]	3,314,010
371,700	Hologic, Inc.[a]	5,460,273
105,200	Illumina, Inc.[a]	3,801,928
211,400	Kinetic Concepts, Inc.[a]	6,684,468
161,900	Lincare Holdings, Inc.[a]	4,238,542
148,600	Masimo Corporation[a]	3,633,270
50,500	NuVasive, Inc.[a,b]	2,090,195
102,800	Shire Pharmaceuticals Group plc ADR	4,606,468
51,000	United Therapeutics Corporation[a]	4,723,620
109,000	Varian Medical Systems, Inc.[a]	3,844,430
198,700	Vertex Pharmaceuticals, Inc.[a]	7,155,187

	Total Health Care	93,976,737

Industrials (13.6%)
67,800	Alliant Techsystems, Inc.[a]	5,337,216
490,200	BE Aerospace, Inc.[a]	7,921,632
153,600	CSX Corporation	6,162,432
139,000	IDEX Corporation	3,791,920
438,100	Monster Worldwide, Inc.[a]	5,708,443
155,800	Navistar International Corporation[a]	6,160,332
299,300	Oshkosh Corporation	8,215,785
148,000	Pall Corporation	4,451,840
164,500	Parker-Hannifin Corporation	7,284,060
45,400	Precision Castparts Corporation	3,623,374
239,200	Robert Half International, Inc.	5,929,768
132,200	Rockwell Automation, Inc.	5,474,402
164,800	Rockwell Collins, Inc.	6,954,560
128,700	Roper Industries, Inc.	6,154,434
144,500	SPX Corporation	7,632,490
183,900	Tyco International, Ltd.	5,557,458
310,000	Werner Enterprises, Inc.	5,598,600
122,000	WESCO International, Inc.[a]	3,012,180

	Total Industrials	104,970,926

Information Technology (17.5%)
234,700	Akamai Technologies, Inc.[a]	3,858,468
3,086,800	Atmel Corporation[a]	12,871,956
505,200	CIENA Corporation[a,b]	5,638,032
1,908,600	Compuware Corporation[a]	13,990,038
540,000	eBay, Inc.[a]	11,475,000
287,200	F5 Networks, Inc.[a]	10,660,864
499,900	FormFactor, Inc.[a]	11,522,695
308,400	Juniper Networks, Inc.[a]	8,058,492
158,200	Lam Research Corporation[a]	4,755,492
185,000	Novellus Systems, Inc.[a]	3,620,450
192,900	Paychex, Inc.[b]	5,111,850
432,100	PMC-Sierra, Inc.[a]	3,953,715
303,100	Polycom, Inc.[a]	7,198,625
102,800	Sybase, Inc.[a]	3,680,240
988,200	Teradyne, Inc.[a]	7,787,016

899,400	TIBCO Software, Inc.[a]	7,851,762
142,600	Western Digital Corporation[a]	4,313,650
155,900	Xilinx, Inc.	3,381,471

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (96.9%)	Value
Information Technology (17.5%) - continued
249,300	Zebra Technologies Corporation[a]	$6,092,892

	Total Information Technology	135,822,708

Materials (9.6%)
406,300	Albemarle Corporation	12,071,173
177,848	Ball Corporation	8,600,729
34,200	CF Industries Holdings, Inc.[b]	2,699,748
349,200	Commercial Metals Company	5,775,768
401,300	Crown Holdings, Inc.[a]	10,072,630
279,900	Owens-Illinois, Inc.[a]	9,499,806
419,800	Packaging Corporation of America	8,257,466
254,000	Sealed Air Corporation	4,671,060
161,585	Silgan Holdings, Inc.	8,121,262
251,300	Steel Dynamics, Inc.	4,111,268
15,100	Walter Energy, Inc.	745,336

	Total Materials	74,626,246

Telecommunications Services (0.7%)
213,100	Telephone and Data Systems, Inc.	5,485,194

	Total Telecommunications Services	5,485,194

Utilities (5.4%)
157,600	Alliant Energy Corporation	4,122,816
233,900	DPL, Inc.	5,601,905
48,300	Entergy Corporation	3,879,939
129,500	EQT Corporation	4,970,210
67,200	FirstEnergy Corporation	2,768,640
111,900	National Fuel Gas Company	4,540,902
465,300	NV Energy, Inc.	5,350,950
170,100	Pepco Holdings, Inc.	2,446,038
177,000	Portland General Electric Company	3,368,310
171,100	UGI Corporation	4,523,884

	Total Utilities	41,573,594

	Total Common Stock (cost $738,374,110)	751,429,412

	Collateral Held for Securities Loaned (7.2%)
56,120,103	Thrivent Financial Securities Lending Trust	56,120,103

	Total Collateral Held for Securities Loaned (cost $56,120,103)	56,120,103

Shares or Principal Amount	Short-Term Investments (3.2%)[c]	Value
	Barclays Bank plc Repurchase Agreement
24,422,000	0.190%, 8/3/2009[d]	24,422,000
50,908	Thrivent Money Market Fund	50,908

	Total Short-Term Investments (at amortized cost)	24,472,908

	Total Investments (cost $818,967,121) 107.3%	$832,022,423

	Other Assets and Liabilities, Net (7.3%)	(56,752,962)

	Total Net Assets 100.0%	$775,269,461

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Repurchase agreement dated July 31, 2009, $24,422,000 maturing August 3, 2009, collateralized by $8,397,900 U.S. Treasury Inflation Indexed Bonds, 2.375% due April 15, 2011 and $14,315,100 U.S. Treasury Notes, 4.25% due August 15, 2015.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT -	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$97,090,194
Gross unrealized depreciation	(84,034,892)
Net unrealized appreciation (depreciation)	$13,055,302

Cost for federal income tax purposes	$818,967,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	94,072,794	94,072,794	—	—
Consumer Staples	26,897,665	26,897,665	—	—
Energy	67,501,886	67,501,886	—	—
Financials	106,501,662	106,501,662	—	—
Health Care	93,976,737	93,976,737	—	—
Industrials	104,970,926	104,970,926	—	—
Information Technology	135,822,708	135,822,708	—	—
Materials	74,626,246	74,626,246	—	—
Telecommunications Services	5,485,194	5,485,194	—	—
Utilities	41,573,594	41,573,594	—	—
Collateral Held for Securities Loaned	56,120,103	56,120,103	—	—
Short-Term Investments	24,472,908	50,908	24,422,000	—

Total	$832,022,423	$807,600,423	$24,422,000	$—

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$1,614,580	$20,177,282	$21,740,954	50,908	$50,908	$12,526
Thrivent Financial Securities Lending Trust	77,710,896	301,775,222	323,366,015	56,120,103	56,120,103	443,557
Total Value and Income Earned	79,325,476				56,171,011	456,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (86.9%)	Value[a]
Australia (2.3%)
61,866	Ausenco, Ltd.	$213,486
23,950	BHP Billiton, Ltd.	755,700
36,295	BlueScope Steel, Ltd.[b]	102,234
11,381	CSL, Ltd.	288,882
24,730	Foster’s Group, Ltd.	111,114
16,663	JB Hi-Fi, Ltd.	235,678
24,707	Monadelphous Group, Ltd.	239,706
5,719	Rio Tinto, Ltd.	288,332
25,448	United Group, Ltd.	255,091
9,827	Westpac Banking Corporation	176,962
14,585	Woolworths, Ltd.	331,191

	Total Australia	2,998,376

Austria (0.3%)
4,905	Andritz AG	215,234
5,575	Intercell AGc	204,490

	Total Austria	419,724

Belgium (0.8%)
9,056	Anheuser-Busch InBev NV	359,282
621	Colruyt SA	138,999
4,703	EVS Broadcast Equipment SA	272,759
1,510	Group Bruxelles Lambert SA	119,515
1,238	Solvay SA	121,326

	Total Belgium	1,011,881

Bermuda (0.2%)
2,563	ACE, Ltd.	125,741
117,000	Noble Group, Ltd.	169,809

	Total Bermuda	295,550

Brazil (2.8%)
34,282	Banco Bradesco SA ADR	540,627
33,000	Lojas Renner SA	483,203
19,000	Petroleo Brasileiro SA ADR	640,300
8,300	Souza Cruz SA	282,479
13,000	Ultrapar Participacoes SA	437,909
21,400	Vale SA SP ADR	422,222
43,000	Vale SA SP PREF ADR	739,600

	Total Brazil	3,546,340

Canada (3.7%)
6,000	Alimentation Couche-Tard, Inc.	94,793
17,300	Bank of Montreal	867,490
9,100	Barrick Gold Corporation	317,777
6,200	Canadian National Railway Company	301,511
6,600	Canadian Natural Resources, Ltd.	396,747
2,200	Canadian Utilities, Ltd.	74,742
6,930	Enbridge, Inc.	268,181
8,500	EnCana Corporation	455,889
2,700	First Quantum Minerals, Ltd.	179,825
13,727	Groupe Aeroplan, Inc.	124,999
3,900	Husky Energy, Inc.	114,759
11,400	IAMGOLD Corporation	120,847
2,200	Inmet Mining Corporation	92,223
2,700	National Bank of Canada	145,639

5,000	Research In Motion, Ltd.[c]	379,746
4,900	Royal Bank of Canada	233,242
13,000	Sino-Forest Corporation[c]	177,388
5,200	Suncor Energy, Inc.	168,169
8,400	Talisman Energy, Inc.	129,825
8,700	Viterra, Inc.[c]	73,247

	Total Canada	4,717,039

Cayman Islands (0.6%)
81,166	AAC Acoustic Technologies Holdings, Inc.	78,285
268,000	Asia Cement China Holdings Corporation	196,312
258,000	Xinyi Glass Holdings Company, Ltd.	224,287
393,470	Xtep International Holdings, Ltd.	208,242

	Total Cayman Islands	707,126

Chile (0.3%)
7,600	Banco Santander Chile SA ADR	373,236

	Total Chile	373,236

China (1.1%)
1,827,700	Bank of China, Ltd.	908,367
450,000	PetroChina Company, Ltd.	530,163

	Total China	1,438,530

Denmark (0.6%)
1,369	Carlsberg International AS	95,026
20,724	DSV ASc	285,505
6,809	Novo Nordisk AS	398,428

	Total Denmark	778,959

Finland (0.2%)
4,136	Kone Oyj	140,828
8,331	Nokia Oyj	112,023

	Total Finland	252,851

France (6.0%)
3,664	Alstom	251,602
36,400	Axa SA	768,349
2,689	BNP Paribas SA	195,254
6,386	Bourbon SA	268,408
1,683	Bureau Veritas SA	79,699
18,200	Cap Gemini SA	841,195
944	CNP Assurances	86,098
18,870	Compagnie de Saint-Gobain	763,189
4,958	Euler Hermes SA	292,653
4,382	Eutelsat Communications[c]	122,234
1,132	Hermes International	170,121
1,087	Neopost SA	92,578
5,430	Orpea[c]	257,818
1,961	Sanofi-Aventis	128,304
9,300	Schneider Electric SA	844,275
1,853	Technip SA	112,181
3,316	Teleperformance	104,967
12,405	Total SA	687,995
12,546	UBISOFT Entertainment SAc	214,269
801	Unibail-Rodamco	139,933
4,538	Vinci SA	230,974
41,164	Vivendi Universal SA	1,055,192

	Total France	7,707,288

Germany (2.5%)
16,502	Aixtron AG	270,079
4,204	BASF SE	210,271
2,271	Bayer AG	139,180
1,741	Bilfinger Berger AG	91,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (86.9%)	Value[a]
Germany (2.5%) - continued
3,818	Centrotherm Photovoltaics AGc	$196,904
3,663	Deutsche Bank AG	236,732
2,681	E.ON AG	101,299
2,677	Hannover Rueckversicherung AGc	109,090
1,664	Hochtief AG	99,896
5,992	Rheinmetall AG	291,270
9,289	Rhoen-Klinikum AG	213,615
9,289	Rhoen-Klinikum AG Rights[c]	11,770
1,706	RWE AG	143,926
4,167	SAP AG	196,255
10,300	Siemens AG	820,838
752	Vossloh AG	87,155

	Total Germany	3,219,624

Greece (0.3%)
24,899	Jumbo SA	271,387
5,067	Public Power Corporation SAc	110,320

	Total Greece	381,707

Hong Kong (3.3%)
53,000	China Mobile, Ltd.	556,150
174,034	Golden Eagle Retail Group, Ltd.	227,211
96,000	Hang Lung Group, Ltd.	496,150
9,300	Hang Seng Bank, Ltd.	150,804
13,000	Hong Kong Exchanges and Clearing, Ltd.	244,100
15,000	HongKong Electric Holdings	82,711
102,900	Hutchison Whampoa, Ltd.	769,150
404,900	New World Development Company, Ltd.	963,795
230,000	Swire Pacific, Ltd.	487,235
365,000	Techtronic Industries Company	303,328

	Total Hong Kong	4,280,634

Hungary (0.4%)
2,900	Richter Gedeon Nyrt	571,882

	Total Hungary	571,882

India (2.2%)
16,000	Bharti Airtel, Ltd.	137,626
6,600	GlaxoSmithKline Pharmaceuticals, Ltd.	188,402
9,500	Grasim Industries, Ltd.	544,249
14,100	Hero Honda Motors, Ltd.	473,491
25,000	Hindustan Unilever, Ltd.	151,756
12,700	Housing Development Finance Corporation	674,172
8,000	ICICI Bank, Ltd.	126,905
11,000	Infosys Technologies, Ltd.	472,942

	Total India	2,769,543

Indonesia (0.5%)
220,000	PT Astra International Tbk	648,844

	Total Indonesia	648,844

Ireland (0.3%)
8,320	CRH plc	200,237
9,936	Paddy Power plc	247,583

	Total Ireland	447,820

Israel (0.5%)
11,000	Check Point Software Technologies, Ltd.[c]	293,590
7,500	Teva Pharmaceutical Industries, Ltd. ADR	400,050

	Total Israel	693,640

Italy (3.1%)
8,549	Atlantia SPA	188,888
24,014	Autogrill SPA[c]	233,062
26,451	Azimut Holding SPA	282,814
24,989	Davide Campari - Milano SPA	213,407
141,760	Enel SPA	770,365
45,577	Eni SPA	1,064,992
60,811	Finmeccanica SPA	922,307
14,343	Italcementi SPA	99,992
9,700	Saipem SPA	262,879

	Total Italy	4,038,706

Japan (14.1%)
4,400	Aisin Seiki Company, Ltd.	112,749
15,000	Asahi Glass Company, Ltd.	129,694
3,400	Astellas Pharmaceutical, Inc.	129,151
2,400	Benesse Corporation	103,729
28,700	Bridgestone Corporation	496,496
6,000	Canon, Inc.	222,394
5,900	Chugai Pharmaceutical Company, Ltd.	107,593
9,000	COMSYS Holdings Corporation	103,832
15,000	Daicel Chemical Industries, Ltd.	95,034
24,000	Daifuku Company, Ltd.	164,279
30,050	Daiichi Sankyo Company, Ltd.	542,044
10,284	Daiseki Company, Ltd.	224,297
18,700	Daito Trust Construction Company, Ltd.	917,015
26,000	Daiwa Securities Group, Inc.	152,620
4,100	Denso Corporation	120,302
4,500	East Japan Railway Company	257,138
14,000	Exedy Corporation	329,002
30	Fast Retailing Company, Ltd.	3,883
28,000	Fujitsu, Ltd.	183,116
30,000	Furukawa Electric Company, Ltd.	144,224
3,100	Hisamitsu Pharmaceutical Company, Inc.	106,586
19,238	Hitachi Transport System, Ltd.	243,372
10,500	Honda Motor Company, Ltd.	335,784
9,900	Horiba, Ltd.	233,025
4,100	IBIDEN Company, Ltd.	135,623
1,100	Idemitsu Kosan Company, Ltd.	91,685
18,000	ITOCHU Corporation	133,950
142	Jupiter Telecommunications Company, Ltd.	119,187
73	Kakaku.com, Inc.	293,326
11,000	Kirin Holdings Company, Ltd.	163,891
65,000	Kobe Steel, Ltd.	124,926
2,182	K’s Holdings Corporation	64,865
1,200	Kyocera Corporation	96,286
3,100	Lawson, Inc.	128,458
21,646	Megane TOP Company, Ltd.	324,876
29,000	Mitsubishi Chemical Holdings Corporation	129,794
16,000	Mitsubishi Estate Company, Ltd.	265,567
34,000	Mitsubishi Materials Corporation	91,815
84,400	Mitsubishi UFJ Financial Group, Inc.	515,446
13,000	Mitsui O.S.K. Lines, Ltd.	78,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (86.9%)	Value[a]
Japan (14.1%) - continued
18,552	Mitsui Sumitomo Insurance Group Holdings, Inc.	$473,897
23	Mixi, Inc.[c]	161,394
2,500	Murata Manufacturing Company, Ltd.	121,760
25,000	Nabtesco Corporation	282,820
42,000	NEC Corporation[c]	146,627
6,100	Nichi-iko Pharmaceutical Company, Ltd.	202,171
14,751	Nifco, Inc.	268,830
12,000	Nippon Electric Glass Company, Ltd.	138,223
35,800	Nissan Motor Company, Ltd.	259,763
1,350	Nitori Company, Ltd.	96,856
6,500	Pigeon Corporation	233,520
180	Rakuten, Inc.	115,242
3,400	Santen Pharmaceutical Comany, Ltd.	105,477
26,000	Shimadzu Corporation	200,636
12,700	Shin-Etsu Chemical Company, Ltd.	681,136
14,900	Softbank Corporation	315,583
13,000	Sony Corporation	362,350
45	Sony Financial Holdings, Inc.	138,602
6,500	Stanley Electric Company, Ltd.	133,925
83,400	Sumitomo Corporation	820,536
13,100	Sumitomo Electric Industries, Ltd.	162,510
3,600	Sumitomo Mitsui Financial Group, Inc.	153,242
5,150	Sumitomo Real Estate Sales Company, Ltd.	228,580
153,700	Sumitomo Trust and Banking Company, Ltd.	837,819
28,000	Suruga Bank, Ltd.	295,901
6,400	Suzuki Motor Corporation	160,947
49,000	Taiheiyo Cement Corporation	73,792
14,400	Takeda Pharmaceutical Company, Ltd.	580,100
2,400	TDK Corporation	125,544
5,900	Tokai Rika Company, Ltd.	117,225
4,000	Tokyo Electric Power Company, Inc.	102,401
21,000	Toshiba Plant Systems & Services Corporation	252,294
4,000	Toyo Suisan Kaisha, Ltd.	99,686
14,000	Toyota Motor Corporation	587,627
6,700	Tsumura & Company	216,184
47,000	Ube Industries, Ltd.	135,332
6,600	Unicharm Petcare Corporation	208,476
8,000	Yamato Holdings Company, Ltd.	118,381
19,000	Yokohama Rubber Company, Ltd.	100,525

	Total Japan	18,031,831

Luxembourg (0.6%)
20,826	Acergy SA	222,541
7,285	SES Global SA	144,058
12,000	Tenaris SA ADR	363,840

	Total Luxembourg	730,439

Malaysia (0.4%)
85,000	Bumiputra-Commerce Holdings Berhad	260,251
103,000	Public Bank Berhad	304,160

	Total Malaysia	564,411

Mexico (1.2%)
168,000	Consorcio ARA SAB de CVc	85,851
13,000	Fomento Economico Mexicano SAB de CV ADR	501,800
5,100	Grupo Aeroportuario del Sureste SAB de CV ADR	226,338
180,500	Grupo Financiero Banorte SA de CV ADR	447,253
117,000	Organizacion Soriana SAB de CVc	292,389

	Total Mexico	1,553,631

Netherlands (1.4%)
3,400	Akzo Nobel NV	186,572
3,227	Arcelor Mittal	116,299
35,000	ING Groep NV	447,886
23,889	Koninklijke (Royal) Ahold NV	271,377
2,054	Koninklijke Vopak NVc	123,121
11,047	Qiagen NVc	210,505
3,311	Smit Internationale NV	231,264
9,229	Unilever NV	251,530

	Total Netherlands	1,838,554

Norway (1.4%)
14,000	DnB NOR ASA[c]	122,085
128,000	Marine Harvest[c]	80,605
105,700	Norsk Hydro ASA[c]	621,294
36,800	StatoilHydro ASA	786,809
7,300	Tandberg ASA	155,123

	Total Norway	1,765,916

Papua New Guinea (0.1%)
36,497	Lihir Gold, Ltd.[c]	85,622

	Total Papua New Guinea	85,622

Philippines (0.3%)
1,400,000	Ayala Land, Inc.	264,521
157,200	Bank of the Philippine Islands	148,243

	Total Philippines	412,764

Portugal (0.1%)
13,755	Portugal Telecom SGPS SA	140,630

	Total Portugal	140,630

Russia (0.3%)
9,000	LUKOIL ADR	449,394

	Total Russia	449,394

Singapore (3.5%)
445,302	Golden Agri-Resources, Ltd.	131,375
25,880	Golden Agri-Resources, Ltd. Warrants[c]	2,248
100,600	Keppel Corporation, Ltd.	585,845
458,000	Midas Holding, Ltd.	275,112
151,000	Olam International, Ltd.	266,107
58,000	Oversea-Chinese Banking Corporation	314,906
198,000	Parkway Holdings, Ltd.	287,411
644,992	Raffles Education Corporation, Ltd.	290,721
146,000	SembCorp Marine, Ltd.	316,327

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (86.9%)	Value[a]
Singapore (3.5%) - continued
65,500	Singapore Airlines, Ltd.	$613,658
470,400	Singapore Telecommunications, Ltd.	1,143,152
10,000	United Overseas Bank, Ltd.	122,745
26,000	Wilmar International, Ltd.	107,974

	Total Singapore	4,457,581

South Africa (0.7%)
49,000	Massmart Holdings, Ltd.	478,068
80,000	Truworths International, Ltd.	412,207

	Total South Africa	890,275

South Korea (2.0%)
13,399	Busan Bank	127,199
10,500	KB Financial Group, Inc.[c]	453,956
815	KB Financial Group, Inc. Rights[a,c]	10,518
1,342	MegaStudy Company, Ltd.	259,911
2,500	Samsung Electronics Company, Ltd.	944,333
750	Shinsegae Company, Ltd.	324,018
3,314	SODIFF Advanced Materials Company, Ltd.	213,602
2,977	Taewoong Company, Ltd.	212,461

	Total South Korea	2,545,998

Spain (3.0%)
45,061	Banco Bilbao Vizcaya Argentaria SA	737,739
7,474	Banco Santander Central Hispano SA	108,232
4,750	Grifols SA	86,562
96,835	Iberdrola SA	830,247
3,543	Indra Sistemas SA	81,418
23,219	Laboratorios Almirall SA	292,713
69,021	Telefonica SA	1,717,241

	Total Spain	3,854,152

Sweden (1.4%)
7,636	Electrolux ABc	143,285
8,821	Elekta AB	138,661
2,430	Hennes & Mauritz AB	144,817
28,073	Hexagon AB	305,430
26,522	Loomis AB	255,416
3,401	SSAB Svenskt Stal AB	40,671
80,020	Telefonaktiebolaget LM Ericsson	787,807

	Total Sweden	1,816,087

Switzerland (7.3%)
24,457	ABB, Ltd.[c]	447,011
2,808	Actelion, Ltd.[c]	154,864
16,300	Adecco SA	785,434
1,018	Baloise Holding AG	81,125
10,535	Credit Suisse Group	497,817
220	Galenica AG	65,854
1,132	Givaudan SA	757,637
12,110	Holcim, Ltd.[c]	735,096
52,792	Nestle SA	2,169,352
44,742	Novartis AG	2,044,140
5,925	Roche Holding AG	934,014
233	Sika Finanz AG Bearer	278,563
1,252	Transocean, Ltd.[c]	99,772
831	Zurich Financial Services AG	163,182

	Total Switzerland	9,213,861

Taiwan (0.8%)
105,000	Taiwan Mobile Company, Ltd.	160,634
277,362	Taiwan Semiconductor
	Manufacturing Company, Ltd.	493,911
36,619	Taiwan Semiconductor
	Manufacturing Company, Ltd. ADR	383,401

	Total Taiwan	1,037,946

Thailand (1.3%)
86,000	PTT Exploration & Production pcl[c]	348,352
108,100	PTT pcl	758,617
113,000	Siam Cement pcl	612,255

	Total Thailand	1,719,224

Turkey (0.7%)
107,000	Akbank TAS	604,830
9,000	BIM Birlesik Magazalar AS	353,926

	Total Turkey	958,756

United Kingdom (14.2%)
182,747	Aegis Group plc	251,712
11,988	Aggreko plc	109,616
5,034	Anglo American plc	162,359
9,500	AstraZeneca plc	442,523
5,134	Autonomy Corporation plc[c]	100,823
43,301	Babcock International Group plc	340,519
47,174	BAE Systems plc	241,954
24,303	Barclays plc	123,537
32,768	BG Group plc	547,192
12,801	BHP Billiton plc	335,301
89,800	BP Amoco plc	744,728
18,458	British American Tobacco plc	572,966
81,300	British Sky Broadcasting Group plc	741,506
2,545	Chemring Group plc	86,212
45,116	Cobham plc	135,047
27,018	Compass Group plc	145,629
35,883	Connaught plc	227,071
23,360	Dignity plc	238,501
21,394	Experian plc	176,588
33,418	GAME GROUP plc	82,021
76,470	GlaxoSmithKline plc	1,465,219
44,231	Group 4 Securicor plc	157,816
62,578	Halma plc	199,756
58,686	IG Group Holdings plc	295,332
13,229	Imperial Tobacco Group plc	377,546
5,586	Intertek Group plc	96,957
28,772	Invensys plc	124,067
281,444	Kingfisher plc	1,001,745
26,129	Marks and Spencer Group plc	151,178
45,002	Micro Focus International plc	303,610
32,240	National Grid plc	300,766
80,200	Pearson plc	925,596
46,536	Persimmon plc	350,046
86,176	Qinetiq Group plc	194,436
7,559	Reckitt Benckiser Group plc	363,178
4,808	Rio Tinto plc	200,256
22,368	Rotork plc	333,177
4,909	Royal Dutch Shell plc	127,301

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (86.9%)	Value[a]
United Kingdom (14.2%) - continued
45,113	RSA Insurance Group plc	$95,464
30,859	Sage Group plc	100,763
143,799	SIG plc	292,306
40,920	Standard Chartered plc	971,532
72,372	Tesco plc	443,336
2,904	Travis Perkins plc	39,563
9,762	Ultra Electronics Holdings	186,086
40,651	Unilever plc	1,071,580
12,211	United Utilities Group plc	91,931
379,500	Vodafone Group plc	780,302
41,506	William Morrison Supermarkets plc	186,430
92,700	WPP plc	714,995
24,585	Xstrata plc	332,103

	Total United Kingdom	18,080,178

United States (0.1%)
3,219	iShares MSCI EAFE Index Fund	162,270

	Total United States	162,270

	Total Common Stock (cost $106,733,351)	111,608,820

Principal Amount	Long-Term Fixed Income (8.2%)	Value[a]
Argentina (0.5%)
	Argentina Government International Bond
420,000	1.683%, 8/3/2009[d]	108,150
540,000	7.000%, 10/3/2015	292,950
680,000	2.500%, 3/31/2019[e]	177,820

	Total Argentina	578,920

Bermuda (0.2%)
	Digicel Group, Ltd.
100,000	8.875%, 1/15/2015	86,000
	Qtel International Finance, Ltd.
150,000	7.875%, 6/10/2019[f]	163,317

	Total Bermuda	249,317

Brazil (0.9%)
	Brazil Government International Bond
640,000	6.000%, 1/17/2017	664,640
100,000	5.875%, 1/15/2019	102,400
110,000	8.250%, 1/20/2034	133,925
	Independencia International, Ltd.
170,000	9.875%, 5/15/2015[f,g]	18,700
	Petrobras International Finance Company
150,000	7.875%, 3/15/2019	166,545
	Telemar Norte Leste SA
100,000	9.500%, 4/23/2019[h]	113,625

	Total Brazil	1,199,835

Chile (0.1%)
	Empresa Nacional del Petroleo
100,000	6.250%, 7/8/2019	101,388

	Total Chile	101,388

Colombia (0.2%)
	Colombia Government International Bond
$200,000	7.375%, 9/18/2037	205,500

	Total Colombia	205,500

Costa Rica (0.1%)
	Ecopetrol SA
170,000	7.625%, 7/23/2019	177,650

	Total Costa Rica	177,650

Dominican Republic (<0.1%)
	Dominican Republic International Bond
54,649	9.040%, 1/23/2018	48,637

	Total Dominican Republic	48,637

Gabon (0.1%)
	Gabon Government International Bond
100,000	8.200%, 12/12/2017[h]	95,750

	Total Gabon	95,750

Indonesia (0.9%)
	Indonesia Government International Bond
700,000	11.625%, 3/4/2019	933,812
200,000	6.625%, 2/17/2037	173,815

	Total Indonesia	1,107,627

Iraq (0.1%)
	Iraq Government International Bond
250,000	5.800%, 1/15/2028	165,625

	Total Iraq	165,625

Ireland (0.1%)
	VIP Finance Ireland, Ltd.
100,000	9.125%, 4/30/2018[h]	90,500
40,000	9.125%, 4/30/2018	37,150

	Total Ireland	127,650

Kazakhstan (0.1%)
	KazMunaiGaz Finance Sub BV
100,000	8.375%, 7/2/2013[h]	93,750

	Total Kazakhstan	93,750

Lebanon (0.1%)
	Lebanon Government International Bond
195,500	4.000%, 12/31/2017	171,063

	Total Lebanon	171,063

Malaysia (0.2%)
	Malaysia Government International Bond
250,000	7.500%, 7/15/2011	274,734

	Total Malaysia	274,734

Mexico (0.5%)
	Mexico Government International Bond
160,000	5.950%, 3/19/2019	162,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (8.2%)	Value[a]
Mexico (0.5%) - continued
$140,000	7.500%, 4/8/2033	$156,800
30,000	6.750%, 9/27/2034	30,900
50,000	6.050%, 1/11/2040	46,875
	Pemex Project Funding Master Trust
70,000	1.929%, 9/15/2009[d]	69,475
110,000	5.750%, 3/1/2018	108,350
	Petroleos Mexicanos
150,000	8.000%, 5/3/2019	170,618

	Total Mexico	745,898

Netherlands (0.1%)
	KazMunaiGaz Finance Sub BV
130,000	11.750%, 1/23/2015	135,199

	Total Netherlands	135,199

Panama (0.1%)
	Panama Government International Bond
20,000	9.375%, 4/1/2029	25,200
140,000	6.700%, 1/26/2036	141,050

	Total Panama	166,250

Peru (0.3%)
	Peru Government International Bond
290,000	7.125%, 3/30/2019	314,360
70,000	6.550%, 3/14/2037	68,950

	Total Peru	383,310

Philippines (0.4%)
	Philippines Government International Bond
350,000	10.625%, 3/16/2025	466,375
50,000	9.500%, 2/2/2030	62,375

	Total Philippines	528,750

Poland (0.1%)
	Poland Government International Bond
130,000	6.375%, 7/15/2019	134,654

	Total Poland	134,654

Qatar (0.3%)
	Qatar Government International Bond
100,000	6.550%, 4/9/2019	105,000
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
250,000	5.500%, 9/30/2014	255,496

	Total Qatar	360,496

Russia (0.6%)
	Russia Government International Bond
787,200	7.500%, 3/31/2030	795,859

	Total Russia	795,859

Serbia (<0.1%)
	Serbia Government International Bond
50,000	3.750%, 11/1/2009[e]	44,500

	Total Serbia	44,500

South Africa (0.2%)
	South Africa Government International Bond
100,000	6.875%, 5/27/2019	109,250
90,000	5.875%, 5/30/2022	89,775

	Total South Africa	199,025

Turkey (0.9%)
	Turkey Government International Bond
430,000	16.000%, 3/7/2012	324,181
168,717	12.000%, 8/14/2013	131,842
360,000	6.750%, 4/3/2018	364,949
60,000	7.000%, 3/11/2019	61,665
260,000	7.500%, 11/7/2019	273,000
140,000	7.250%, 3/5/2038	138,425

	Total Turkey	1,294,062

Ukraine (0.3%)
	Ukraine Government International Bond
100,000	6.875%, 3/4/2011	89,400
200,000	7.650%, 6/11/2013	165,300
100,000	6.580%, 11/21/2016	70,000

	Total Ukraine	324,700

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
100,000	5.888%, 6/15/2019	99,850

	Total United Arab Emirates	99,850

Uruguay (0.3%)
	Uruguay Government International Bond
332,000	7.625%, 3/21/2036	336,150

	Total Uruguay	336,150

Venezuela (0.4%)
	Petroleos de Venezuela SA
150,000	5.375%, 4/12/2027	61,875
	Venezuela Government International Bond
170,000	10.750%, 9/19/2013	144,500
370,000	6.000%, 12/9/2020	192,955
160,000	7.650%, 4/21/2025	92,000

	Total Venezuela	491,330

	Total Long-Term Fixed Income (cost $10,180,905)	10,637,479

Shares or Principal Amount	Short-Term Investments (4.4%)[i]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
600,000	0.218%, 9/21/2009[j]	599,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.4%)[i]	Value
4,960,271	Thrivent Money Market Fund	$4,960,271

	Total Short-Term Investments (at amortized cost)	5,560,088

	Total Investments (cost $122,474,344) 99.5%	$127,806,387

	Other Assets and Liabilities, Net 0.5%	695,699

	Total Net Assets 100.0%	$128,502,086

a	Security is fair valued.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Non-income producing security.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of July 31, 2009.

Security	Acquisition Date	Cost
Independencia International, Ltd.	5/8/2008	$94,205
Qtel International Finance, Ltd.	6/2/2009	148,341

g	In bankruptcy.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $393,625 or 0.3% of total net assets.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At July 31, 2009, $599,817 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,516,203
Gross unrealized depreciation	(7,184,160)

Net unrealized appreciation (depreciation)	$5,332,043

Cost for federal income tax purposes	$122,474,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Partner Worldwide Allocation Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	278,256	—	278,256	—
Consumer Discretionary	14,783,687	221,956	14,561,731	—
Consumer Staples	11,362,127	672,088	10,690,039	—
Energy	9,614,983	2,637,482	6,977,501	—
Financials	18,618,958	3,010,433	15,598,007	10,518
Health Care	11,055,748	411,820	10,643,928	—
Industrials	18,772,911	527,849	18,245,062	—
Information Technology	8,594,239	676,991	7,917,248	—
Materials	11,439,458	2,049,882	9,389,576	—
Telecommunications Services	4,841,057	379,746	4,461,311	—
Utilities	2,247,396	74,742	2,172,654	—

Long-Term Fixed Income
Communications Services	490,592	—	490,592	—
Consumer Non-Cyclical	18,700	—	18,700	—
Energy	1,165,301	—	1,165,301	—
Foreign Government	8,962,886	—	8,962,886	—
Short-Term Investments	5,560,088	4,960,271	599,817	—

Total	$127,806,387	$15,623,260	$112,172,609	$10,518

Other Financial Instruments*	$199,330	$199,330	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value July 31, 2009
Common Stock Financials	—	—	—	—	10,518	—	10,518

Total	$—	$—	$—	$—	$10,518	$—	$10,518

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
E-Mini MSCI EAFE Index Futures	39	September 2009	$2,596,452	$2,786,355	$189,903
Total Futures Contracts					$189,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	116,611	8/3/2009 - 8/5/2009	$96,215	$97,526	$1,311
Brazilian Real	1,267,784	8/3/2009	639,560	679,188	39,628
Brazilian Real	440,000	9/29/2009	230,126	235,823	5,697
British Pound	23,683	8/3/2009 - 8/5/2009	39,550	39,563	13
Euro	172,649	8/3/2009 - 8/5/2009	242,042	246,080	4,038
Hong Kong Dollar	574,095	8/3/2009 - 8/5/2009	74,076	74,076	—
Japanese Yen	31,752,613	8/3/2009 - 8/5/2009	333,948	335,562	1,614
South Korean Won	218,081,999	9/29/2009	174,000	178,070	4,070
Swiss Franc	444,713	8/3/2009 - 8/5/2009	408,895	416,127	7,232
Thai Baht	1,674,266	8/3/2009 - 8/5/2009	49,185	49,199	14
Turkish Lira	196,248	9/16/2009	131,493	132,088	595
Total Foreign Currency
Forward Contracts Purchases			$2,419,090	$2,483,302	$64,212

Sales
Australian Dollar	165,365	8/3/2009 - 8/5/2009	$135,696	$138,300	$(2,604)
Brazilian Real	1,267,784	8/3/2009	668,537	679,188	(10,651)
British Pound	319,302	8/3/2009 - 8/5/2009	522,428	533,415	(10,987)
Euro	163,090	8/3/2009 - 8/5/2009	230,815	232,456	(1,641)
Hong Kong Dollar	10,245	8/3/2009 - 8/5/2009	1,322	1,322	—
Japanese Yen	8,795,500	8/3/2009 - 8/5/2009	92,600	92,951	(351)
Singapore Dollar	127,328	8/3/2009 - 8/5/2009	88,141	88,471	(330)
Swedish Krona	754,044	8/3/2009 - 8/5/2009	101,821	104,496	(2,675)
Swiss Franc	239,383	8/3/2009 - 8/5/2009	220,337	223,994	(3,657)
Turkish Lira	614,320	9/16/2009	392,279	413,482	(21,203)
Turkish Lira	107,144	8/3/2009 - 8/5/2009	72,151	72,837	(686)
Total Foreign Currency
Forward Contracts Sales			$2,526,127	$2,580,912	$(54,785)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$9,427

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$5,901,139	$60,305,761	$61,246,629	4,960,271	$4,960,271	$48,014
Total Value and Income Earned	5,901,139				4,960,271	48,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (98.2%)	Value[a]
Australia (2.7%)
131,883	BHP Billiton, Ltd.	$4,161,334
200,941	BlueScope Steel, Ltd.[b]	566,003
63,211	CSL, Ltd.	1,604,477
139,528	Foster’s Group, Ltd.	626,913
31,494	Rio Tinto, Ltd.	1,587,817
54,580	Westpac Banking Corporation	982,865
81,010	Woolworths, Ltd.	1,839,544

	Total Australia	11,368,953

Belgium (1.0%)
50,302	Anheuser-Busch InBev NV	1,995,654
3,506	Colruyt SA	784,749
8,518	Group Bruxelles Lambert SA	674,193
6,986	Solvay SA	684,640

	Total Belgium	4,139,236

Bermuda (0.4%)
14,462	ACE, Ltd.	709,506
652,000	Noble Group, Ltd.	946,288

	Total Bermuda	1,655,794

Brazil (0.6%)
125,000	Vale SA SP ADR	2,466,250

	Total Brazil	2,466,250

Canada (6.2%)
33,500	Alimentation Couche-Tard, Inc.	529,259
94,900	Bank of Montreal	4,758,654
50,400	Barrick Gold Corporation	1,760,000
34,300	Canadian National Railway Company	1,668,038
36,800	Canadian Natural Resources, Ltd.	2,212,167
12,900	Canadian Utilities, Ltd.	438,262
38,661	Enbridge, Inc.	1,496,127
47,500	EnCana Corporation	2,547,619
15,100	First Quantum Minerals, Ltd.	1,005,686
80,507	Groupe Aeroplan, Inc.	733,105
22,000	Husky Energy, Inc.	647,359
64,500	IAMGOLD Corporation	683,737
12,700	Inmet Mining Corporation	532,379
14,700	National Bank of Canada	792,924
27,600	Research In Motion, Ltd.[c]	2,096,196
27,100	Royal Bank of Canada	1,289,973
71,800	Sino-Forest Corporation[c]	979,727
28,600	Suncor Energy, Inc.	924,927
47,200	Talisman Energy, Inc.	729,490
47,900	Viterra, Inc.[c]	403,279

	Total Canada	26,228,908

China (1.2%)
9,971,400	Bank of China, Ltd.	4,955,786

	Total China	4,955,786

Denmark (0.6%)
7,596	Carlsberg International AS	527,257
37,820	Novo Nordisk AS	2,213,034

	Total Denmark	2,740,291

Finland (0.3%)
23,236	Kone Oyj	791,166
45,878	Nokia Oyj	616,901

	Total Finland	1,408,067

France (8.7%)
20,350	Alstom	1,397,409
199,200	Axa SA	4,204,806
14,872	BNP Paribas SA	1,079,886
9,881	Bureau Veritas SA	467,918
97,400	Cap Gemini SA	4,501,779
5,537	CNP Assurances	505,005
103,628	Compagnie de Saint-Gobain	4,191,189
24,485	Eutelsat Communications[c]	683,001
6,260	Hermes International	940,776
6,128	Neopost SA	521,913
10,892	Sanofi-Aventis	712,640
51,600	Schneider Electric SA	4,684,363
10,263	Technip SA	621,325
18,235	Teleperformance	577,222
68,238	Total SA	3,784,554
4,521	Unibail-Rodamco	789,811
25,205	Vinci SA	1,282,879
231,469	Vivendi Universal SA	5,933,440

	Total France	36,879,916

Germany (2.9%)
23,251	BASF SE	1,162,940
12,616	Bayer AG	773,180
10,268	Bilfinger Berger AG	538,725
20,369	Deutsche Bank AG	1,316,408
15,817	E.ON AG	597,628
14,974	Hannover Rueckversicherung AGc	610,201
9,630	Hochtief AG	578,127
9,391	RWE AG	792,271
23,010	SAP AG	1,083,713
55,800	Siemens AG	4,446,869
4,222	Vossloh AG	489,321

	Total Germany	12,389,383

Greece (0.1%)
28,163	Public Power Corporation SAc	613,171

	Total Greece	613,171

Hong Kong (2.9%)
50,800	Hang Seng Bank, Ltd.	823,745
71,800	Hong Kong Exchanges and Clearing, Ltd.	1,348,182
83,000	HongKong Electric Holdings	457,670
571,000	Hutchison Whampoa, Ltd.	4,268,070
2,253,800	New World Development Company, Ltd.	5,364,790

	Total Hong Kong	12,262,457

Ireland (0.3%)
46,213	CRH plc	1,112,208

	Total Ireland	1,112,208

Italy (4.4%)
47,819	Atlantia SPA	1,056,550
787,425	Enel SPA	4,279,098
256,009	Eni SPA	5,982,131
342,157	Finmeccanica SPA	5,189,414
80,231	Italcementi SPA	559,330
56,800	Saipem SPA	1,539,332

	Total Italy	18,605,855

Japan (17.8%)
24,400	Aisin Seiki Company, Ltd.	625,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (98.2%)	Value[a]
Japan (17.8%) - continued
81,000	Asahi Glass Company, Ltd.	$700,347
19,200	Astellas Pharmaceutical, Inc.	729,324
13,200	Benesse Corporation	570,508
155,900	Bridgestone Corporation	2,696,993
33,200	Canon, Inc.	1,230,581
32,300	Chugai Pharmaceutical Company, Ltd.	589,029
51,000	COMSYS Holdings Corporation	588,383
75,251	Daicel Chemical Industries, Ltd.	476,761
166,650	Daiichi Sankyo Company, Ltd.	3,006,043
100,000	Daito Trust Construction Company, Ltd.	4,903,821
141,000	Daiwa Securities Group, Inc.	827,668
23,000	Denso Corporation	674,867
25,200	East Japan Railway Company	1,439,972
67	Fast Retailing Company, Ltd.	8,671
154,000	Fujitsu, Ltd.	1,007,139
162,000	Furukawa Electric Company, Ltd.	778,810
17,000	Hisamitsu Pharmaceutical Company, Inc.	584,506
58,000	Honda Motor Company, Ltd.	1,854,805
23,900	IBIDEN Company, Ltd.	790,586
6,100	Idemitsu Kosan Company, Ltd.	508,435
103,000	ITOCHU Corporation	766,493
832	Jupiter Telecommunications Company, Ltd.	698,338
59,000	Kirin Holdings Company, Ltd.	879,049
366,000	Kobe Steel, Ltd.	703,427
12,145	K’s Holdings Corporation	361,038
6,800	Kyocera Corporation	545,619
16,700	Lawson, Inc.	692,015
159,500	Mitsubishi Chemical Holdings Corporation	713,866
87,000	Mitsubishi Estate Company, Ltd.	1,444,022
189,000	Mitsubishi Materials Corporation	510,381
478,500	Mitsubishi UFJ Financial Group, Inc.	2,922,284
74,000	Mitsui O.S.K. Lines, Ltd.	448,913
108,955	Mitsui Sumitomo Insurance Group Holdings, Inc.	2,783,175
13,600	Murata Manufacturing Company, Ltd.	662,374
236,000	NEC Corporation[c]	823,905
63,000	Nippon Electric Glass Company, Ltd.	725,673
198,500	Nissan Motor Company, Ltd.	1,440,307
7,850	Nitori Company, Ltd.	563,200
1,017	Rakuten, Inc.	651,118
19,800	Santen Pharmaceutical Comany, Ltd.	614,249
68,500	Shin-Etsu Chemical Company, Ltd.	3,673,849
82,800	Softbank Corporation	1,753,702
72,800	Sony Corporation	2,029,159
255	Sony Financial Holdings, Inc.	785,409
35,900	Stanley Electric Company, Ltd.	739,679
453,600	Sumitomo Corporation	4,462,767
72,600	Sumitomo Electric Industries, Ltd.	900,630
19,900	Sumitomo Mitsui Financial Group, Inc.	847,090
817,500	Sumitomo Trust and Banking Company, Ltd.	4,456,194
35,500	Suzuki Motor Corporation	892,752
287,000	Taiheiyo Cement Corporation	432,212
77,800	Takeda Pharmaceutical Company, Ltd.	3,134,151
13,500	TDK Corporation	706,186
32,900	Tokai Rika Company, Ltd.	653,676
23,000	Tokyo Electric Power Company, Inc.	588,805
25,000	Toyo Suisan Kaisha, Ltd.	623,035
76,100	Toyota Motor Corporation	3,194,173
263,000	Ube Industries, Ltd.	757,281
44,000	Yamato Holdings Company, Ltd.	651,094
101,000	Yokohama Rubber Company, Ltd.	534,372

	Total Japan	75,358,156

Luxembourg (0.2%)
40,115	SES Global SA	793,260

	Total Luxembourg	793,260

Netherlands (1.9%)
21,400	Akzo Nobel NV	1,174,301
18,035	Arcelor Mittal	649,972
197,500	ING Groep NV	2,527,358
132,688	Koninklijke (Royal) Ahold NV	1,507,321
12,067	Koninklijke Vopak NVc	723,322
51,134	Unilever NV	1,393,620

	Total Netherlands	7,975,894

Norway (2.3%)
78,400	DnB NOR ASA[c]	683,676
712,000	Marine Harvest[c]	448,364
581,400	Norsk Hydro ASA[c]	3,417,412
204,749	StatoilHydro ASA	4,377,671
40,900	Tandberg ASA	869,116

	Total Norway	9,796,239

Papua New Guinea (0.1%)
210,991	Lihir Gold, Ltd.[c]	494,983

	Total Papua New Guinea	494,983

Portugal (0.2%)
76,244	Portugal Telecom SGPS SA	779,512

	Total Portugal	779,512

Singapore (3.9%)
2,625,246	Golden Agri-Resources, Ltd.	774,513
152,578	Golden Agri-Resources, Ltd. Warrants[c]	13,252
534,200	Keppel Corporation, Ltd.	3,110,921
318,000	Oversea-Chinese Banking Corporation	1,726,550
348,500	Singapore Airlines, Ltd.	3,265,033
2,526,590	Singapore Telecommunications, Ltd.	6,140,042
58,000	United Overseas Bank, Ltd.	711,923
151,000	Wilmar International, Ltd.	627,082

	Total Singapore	16,369,316

South Korea (0.6%)
57,200	KB Financial Group, Inc.[c]	2,472,985
4,443	KB Financial Group, Inc. Rights[a,c]	57,337

	Total South Korea	2,530,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (98.2%)	Value[a]
Spain (4.6%)
245,930	Banco Bilbao Vizcaya Argentaria SA	$4,026,368
42,151	Banco Santander Central Hispano SA	610,396
27,593	Grifols SA	502,841
515,851	Iberdrola SA	4,422,819
20,611	Indra Sistemas SA	473,639
382,029	Telefonica SA	9,504,877

	Total Spain	19,540,940

Sweden (1.7%)
42,409	Electrolux ABc	795,779
49,769	Elekta AB	782,339
13,712	Hennes & Mauritz AB	817,173
18,734	SSAB Svenskt Stal AB	224,030
444,103	Telefonaktiebolaget LM Ericsson	4,372,254

	Total Sweden	6,991,575

Switzerland (11.8%)
135,440	ABB, Ltd.[c]	2,475,496
15,503	Actelion, Ltd.[c]	855,003
95,700	Adecco SA	4,611,411
5,985	Baloise Holding AG	476,947
58,365	Credit Suisse Group	2,757,955
1,304	Galenica AG	390,335
6,851	Givaudan SA	4,585,308
67,385	Holcim, Ltd.[c]	4,090,378
292,104	Nestle SA	12,003,268
243,874	Novartis AG	11,141,941
32,628	Roche Holding AG	5,143,461
7,344	Transocean, Ltd.[c]	585,243
4,651	Zurich Financial Services AG	913,311

	Total Switzerland	50,030,057

Taiwan (0.5%)
204,014	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	2,136,027

	Total Taiwan	2,136,027

Thailand (1.0%)
600,200	PTT pcl	4,212,039

	Total Thailand	4,212,039

United Kingdom (19.1%)
67,637	Aggreko plc	618,462
27,960	Anglo American plc	901,778
52,900	AstraZeneca plc	2,464,154
28,968	Autonomy Corporation plc[c]	568,883
66,331	Babcock International Group plc	521,628
262,022	BAE Systems plc	1,343,902
136,552	Barclays plc	694,120
182,002	BG Group plc	3,039,245
70,490	BHP Billiton plc	1,846,364
476,600	BP Amoco plc	3,952,532
102,522	British American Tobacco plc	3,182,447
438,100	British Sky Broadcasting Group plc	3,995,741
14,083	Chemring Group plc	477,060
247,533	Cobham plc	740,945
150,071	Compass Group plc	808,894
118,831	Experian plc	980,842
197,090	GAME GROUP plc	483,736
418,870	GlaxoSmithKline plc	8,025,846
242,676	Group 4 Securicor plc	865,866
73,480	Imperial Tobacco Group plc	2,097,065
30,911	Intertek Group plc	536,527
160,005	Invensys plc	689,951
1,520,601	Kingfisher plc	5,412,284
147,421	Marks and Spencer Group plc	852,953
177,535	National Grid plc	1,656,212
429,400	Pearson plc	4,955,747
64,974	Persimmon plc	488,738
41,981	Reckitt Benckiser Group plc	2,017,010
26,707	Rio Tinto plc	1,112,365
31,662	Rotork plc	471,614
27,199	Royal Dutch Shell plc	705,329
266,064	RSA Insurance Group plc	563,019
178,518	Sage Group plc	582,912
113,940	Standard Chartered plc	2,705,190
404,555	Tesco plc	2,478,220
16,080	Travis Perkins plc	219,063
223,390	Unilever plc	5,888,674
68,897	United Utilities Group plc	518,696
2,106,387	Vodafone Group plc	4,331,008
230,540	William Morrison Supermarkets plc	1,035,504
534,300	WPP plc	4,121,054
135,381	Xstrata plc	1,828,774

	Total United Kingdom	80,780,354

United States (0.2%)
18,840	iShares MSCI EAFE Index Fund	949,724

	Total United States	949,724

	Total Common Stock (cost $408,023,884)	415,564,673

Shares or Principal Amount	Short-Term Investments (1.7%)[d]	Value
	Novartis Finance Corporation
5,380,000	0.170%, 8/3/2009	5,379,949
1,568,008	Thrivent Money Market Fund	1,568,008

	Total Short-Term Investments (at amortized cost)	6,947,957

	Total Investments (cost $414,971,841) 99.9%	$422,512,630

	Other Assets and Liabilities, Net 0.1%	442,720

	Total Net Assets 100.0%	$422,955,350

a	Security is fair valued.
b	Denotes investments purchased on a when-issued or delayed delivery basis.
c	Non-income producing security.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,128,833
Gross unrealized depreciation	(42,588,044)

Net unrealized appreciation (depreciation)	$7,540,789

Cost for federal income tax purposes	$414,971,841

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Partner International Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Communications Services	779,512	—	779,512	—
Consumer Discretionary	49,511,213	1,269,632	48,241,581	—
Consumer Staples	46,767,895	945,790	45,822,105	—
Energy	34,361,274	9,142,932	25,218,342	—
Financials	67,103,592	11,584,162	55,462,093	57,337
Health Care	42,961,291	—	42,961,291	—
Industrials	67,194,912	1,668,038	65,526,874	—
Information Technology	23,311,521	2,136,027	21,175,494	—
Materials	50,783,915	7,427,779	43,356,136	—
Telecommunications Services	22,660,506	2,096,196	20,564,310	—
Utilities	10,129,042	438,262	9,690,780	—
Short-Term Investments	6,947,957	1,568,008	5,379,949	—

Total	$422,512,630	$38,276,826	$384,178,467	$57,337

Other Financial Instruments*	$(33,372)	$(33,372)	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner International Stock Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value July 31, 2009
Common Stock Financials	—	—	—	—	57,337	—	57,337

Total	$—	$—	$—	$—	$57,337	$—	$57,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	645,597	8/3/2009 - 8/5/2009	$532,675	$539,933	$7,258
British Pound	131,131	8/3/2009 - 8/5/2009	218,989	219,063	74
Euro	935,774	8/3/2009 - 8/5/2009	1,311,914	1,333,772	21,858
Hong Kong Dollar	2,643,353	8/3/2009 - 8/5/2009	341,078	341,073	(5)
Japanese Yen	148,377,811	8/3/2009 - 8/5/2009	1,561,172	1,568,061	6,889
Swiss Franc	2,428,331	8/3/2009 - 8/5/2009	2,232,772	2,272,229	39,457
Thai Baht	11,814,186	8/3/2009 - 8/5/2009	347,069	347,170	101
Total Foreign Currency
Forward Contracts Purchases			$6,545,669	$6,621,301	$75,632

Sales
Australian Dollar	653,658	8/3/2009 - 8/5/2009	$535,411	$546,674	$(11,263)
British Pound	1,504,990	8/3/2009 - 8/5/2009	2,462,572	2,514,181	(51,609)
Euro	870,299	8/3/2009 - 8/5/2009	1,231,099	1,240,449	(9,350)
Japanese Yen	49,006,495	8/3/2009 - 8/5/2009	515,948	517,902	(1,954)
Swedish Krona	4,153,335	8/3/2009 - 8/5/2009	560,841	575,571	(14,730)
Swiss Franc	1,211,482	8/3/2009 - 8/5/2009	1,113,507	1,133,605	(20,098)
Total Foreign Currency
Forward Contracts Sales			$6,419,378	$6,528,382	$(109,004)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$(33,372)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$14,145,405	$74,607,484	$87,184,881	1,568,008	$1,568,008	$94,754
Thrivent Financial Securities Lending Trust	630,480	1,480	631,960	—	—	1,416
Total Value and Income Earned	14,775,885				1,568,008	96,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (12.5%)
53,000	Amazon.com, Inc.[a]	$4,545,280
13,700	Apollo Group, Inc.[a]	945,848
26,500	Bed Bath & Beyond, Inc.[a]	920,875
98,350	Best Buy Company, Inc.	3,675,339
44,900	Brinker International, Inc.	747,136
169,950	D.R. Horton, Inc.	1,969,720
23,600	Fortune Brands, Inc.	933,852
127,150	Home Depot, Inc.	3,298,271
98,700	Kohl’s Corporation[a]	4,791,885
90,750	McDonald’s Corporation	4,996,695
69,550	McGraw-Hill Companies, Inc.	2,180,393
424,326	Melco PBL Entertainment Macau, Ltd. ADR[a,b]	2,359,253
169,050	MGM MIRAGE[a,b]	1,222,232
54,200	NIKE, Inc.	3,069,888
53,600	Nordstrom, Inc.[b]	1,417,184
30,400	OfficeMax, Inc.	283,024
83,500	Starwood Hotels & Resorts Worldwide, Inc.	1,971,435
120,700	Time Warner, Inc.	3,217,862
52,500	Yum! Brands, Inc.	1,861,650

	Total Consumer Discretionary	44,407,822

Consumer Staples (5.7%)
41,100	BJ’s Wholesale Club, Inc.[a]	1,370,685
29,300	Clorox Company	1,787,593
70,200	Kraft Foods, Inc.	1,989,468
103,050	PepsiCo, Inc.	5,848,088
70,600	Philip Morris International, Inc.	3,289,960
122,650	Wal-Mart Stores, Inc.	6,117,782

	Total Consumer Staples	20,403,576

Energy (8.2%)
40,500	Arch Coal, Inc.	705,105
52,100	Devon Energy Corporation	3,026,489
33,150	EOG Resources, Inc.	2,454,094
143,450	Halliburton Company	3,168,811
43,400	Hess Corporation	2,395,680
97,350	Nabors Industries, Ltd.[a]	1,656,897
97,450	Noble Corporation	3,299,657
78,050	Occidental Petroleum Corporation	5,568,087
64,100	Petroleo Brasileiro SA ADR[b]	2,643,484
66,950	Weatherford International, Ltd.[a]	1,255,982
73,650	XTO Energy, Inc.	2,962,940

	Total Energy	29,137,226

Financials (10.6%)
217,250	Bank of America Corporation	3,213,127
83,800	Charles Schwab Corporation	1,497,506
12,600	Franklin Resources, Inc.	1,117,368
54,700	Goldman Sachs Group, Inc.	8,932,510
22,850	IntercontinentalExchange, Inc.[a]	2,149,271
178,600	J.P. Morgan Chase & Company	6,902,890
97,250	Lincoln National Corporation	2,060,728
88,050	Morgan Stanley	2,509,425
24,350	Northern Trust Corporation	1,456,373
47,900	Prudential Financial, Inc.	2,120,533
53,500	State Street Corporation	2,691,050
166,850	TD Ameritrade Holding Corporation[a]	3,093,399

	Total Financials	37,744,180

Health Care (14.8%)
93,900	Abbott Laboratories	4,224,561
16,200	Alcon, Inc.	2,067,120
49,800	Allergan, Inc.	2,660,814
31,200	Amgen, Inc.[a]	1,944,072
51,200	Baxter International, Inc.	2,886,144
223,450	Boston Scientific Corporation[a]	2,399,853
47,850	Celgene Corporation[a]	2,725,536
82,150	Covidien, Ltd.	3,106,091
191,450	Gilead Sciences, Inc.[a]	9,367,649
50,198	Hospira, Inc.[a]	1,929,109
93,228	Medco Health Solutions, Inc.[a]	4,928,032
282,200	Pfizer, Inc.	4,495,446
37,421	St. Jude Medical, Inc.[a]	1,411,146
50,250	Teva Pharmaceutical Industries, Ltd. ADR	2,680,335
28,844	Thermo Fisher Scientific, Inc.[a]	1,306,056
71,000	UnitedHealth Group, Inc.	1,992,260
76,050	Vertex Pharmaceuticals, Inc.[a]	2,738,561

	Total Health Care	52,862,785

Industrials (9.2%)
48,950	CSX Corporation	1,963,874
11,000	Cummins, Inc.	473,110
61,300	Danaher Corporation	3,754,012
20,800	Deere & Company	909,792
590,901	Delta Air Lines, Inc.[a]	4,094,944
68,300	Diana Shipping, Inc.	972,592
33,650	Dover Corporation	1,144,436
2,300	First Solar, Inc.[a]	355,097
23,900	Fluor Corporation	1,261,920
22,700	General Dynamics Corporation	1,257,353
82,250	Honeywell International, Inc.	2,854,075
50,900	JB Hunt Transport Services, Inc.	1,422,655
45,900	McDermott International, Inc.[a]	896,886
8,950	Parker-Hannifin Corporation	396,306
59,550	Raytheon Company	2,795,872
71,950	Union Pacific Corporation	4,138,564
20,300	United Parcel Service, Inc.	1,090,719
57,350	United Technologies Corporation	3,123,855

	Total Industrials	32,906,062

Information Technology (29.5%)
105,200	Altera Corporation	1,966,188
82,700	Apple, Inc.[a]	13,512,353
68,600	Broadcom Corporation[a]	1,936,578
156,250	Brocade Communications[a]	1,228,125
412,400	Cisco Systems, Inc.[a]	9,076,924
224,250	Corning, Inc.	3,812,250
113,180	EMC Corporation[a]	1,704,491
28,000	Google, Inc.[a]	12,405,400
347,600	Intel Corporation	6,691,300
49,950	International Business Machines Corporation	5,890,603
111,050	Marvell Technology Group, Ltd.[a]	1,481,407
13,850	MasterCard, Inc.	2,687,315
164,400	Maxim Integrated Products, Inc.	2,913,168
270,794	Micron Technology, Inc.[a]	1,730,374
270,895	Oracle Corporation	5,994,906
246,442	QUALCOMM, Inc.	11,388,085

49,150	Research in Motion, Ltd.[a]	3,735,400
138,900	Symantec Corporation[a]	2,073,777
91,250	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	955,388

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (97.2%)	Value
Information Technology (29.5%) - continued
44,500	Tyco Electronics, Ltd.	$955,415
113,450	VeriSign, Inc.[a]	2,318,918
73,100	Visa, Inc.	4,785,126
119,300	Western Union Company	2,085,364
46,400	Xilinx, Inc.	1,006,416
199,950	Yahoo!, Inc.[a]	2,863,284

	Total Information Technology	105,198,555

Materials (4.4%)
21,300	Air Products and Chemicals, Inc.	1,588,980
68,500	ArcelorMittal[b]	2,468,740
27,600	Ball Corporation	1,334,736
52,000	Freeport-McMoRan Copper & Gold, Inc.	3,135,600
44,550	Monsanto Company	3,742,200
49,900	Mosaic Company	2,602,285
15,900	Rock-Tenn Company	714,864

	Total Materials	15,587,405

Telecommunications Services (2.3%)
455,965	Alcatel-Lucent ADR[a]	1,258,463
74,400	American Tower Corporation[a]	2,536,296
54,800	Crown Castle International Corporation[a]	1,574,952
435,550	Qwest Communications International, Inc.[b]	1,681,223
31,900	Verizon Communications, Inc.	1,023,033

	Total Telecommunications Services	8,073,967

	Total Common Stock (cost $331,425,435)	346,321,578

Shares	Collateral Held for Securities Loaned (2.8%)	Value
10,100,818	Thrivent Financial Securities Lending Trust	10,100,818

	Total Collateral Held for Securities Loaned (cost $10,100,818)	10,100,818

Shares or Principal Amount	Short-Term Investments (4.1%)[c]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
12,200,000	0.090%, 8/3/2009	12,199,939
2,524,992	Thrivent Money Market Fund	2,524,992

	Total Short-Term Investments (at amortized cost)	14,724,931

	Total Investments (cost $356,251,184) 104.1%	$371,147,327

	Other Assets and Liabilities, Net (4.1%)	(14,732,025)

	Total Net Assets 100.0%	$356,415,302

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,629,065
Gross unrealized depreciation	(14,732,922)

Net unrealized appreciation (depreciation)	$14,896,143

Cost for federal income tax purposes	$356,251,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	44,407,822	44,407,822	—	—
Consumer Staples	20,403,576	20,403,576	—	—
Energy	29,137,226	29,137,226	—	—
Financials	37,744,180	37,744,180	—	—
Health Care	52,862,785	52,862,785	—	—
Industrials	32,906,062	32,906,062	—	—
Information Technology	105,198,555	105,198,555	—	—
Materials	15,587,405	15,587,405	—	—
Telecommunications Services	8,073,967	8,073,967	—	—
Collateral Held for Securities Loaned	10,100,818	10,100,818	—	—
Short-Term Investments	14,724,931	2,524,992	12,199,939	—

Total	$371,147,327	$358,947,388	$12,199,939	$—

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$2,435,558	$77,681,604	$77,592,170	2,524,992	$2,524,992	$44,004
Thrivent Financial Securities Lending Trust	17,017,857	97,027,391	103,944,430	10,100,818	10,100,818	77,718
Total Value and Income Earned	19,453,415				12,625,810	121,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (99.3%)	Value
Consumer Discretionary (13.8%)
135,240	Brinker International, Inc.	$2,250,394
132,080	Fortune Brands, Inc.	5,226,406
383,330	Harman International Industries, Inc.	9,460,584
402,440	Home Depot, Inc.	10,439,294
276,220	Macy’s, Inc.	3,842,220
37,640	McDonald’s Corporation	2,072,458
154,340	McGraw-Hill Companies, Inc.	4,838,559
43,800	Sherwin-Williams Company	2,529,450
113,070	Starwood Hotels & Resorts Worldwide, Inc.	2,669,583
90,690	Tiffany & Company[a]	2,705,283
403,653	Time Warner, Inc.	10,761,389
144,420	Toll Brothers, Inc.[b]	2,824,855
154,620	Walt Disney Company	3,884,054
65,300	Whirlpool Corporation[a]	3,727,977
152,416	Winnebago Industries, Inc.[a]	1,603,416

	Total Consumer Discretionary	68,835,922

Consumer Staples (6.9%)
214,680	Altria Group, Inc.	3,763,340
120,430	CVS/Caremark Corporation	4,031,996
68,520	General Mills, Inc.	4,036,513
90,270	Kimberly-Clark Corporation	5,276,282
251,820	Kraft Foods, Inc.	7,136,579
111,570	Philip Morris International, Inc.	5,199,162
458,050	Tyson Foods, Inc.	5,235,512

	Total Consumer Staples	34,679,384

Energy (13.8%)
291,830	BJ Services Company	4,138,149
137,164	Chevron Corporation	9,528,783
260,502	ConocoPhillips	11,386,542
38,150	Devon Energy Corporation	2,216,134
51,780	EOG Resources, Inc.	3,833,273
172,430	Exxon Mobil Corporation	12,137,348
145,260	Halliburton Company	3,208,793
574,130	Nabors Industries, Ltd.[b]	9,771,693
87,790	Occidental Petroleum Corporation	6,262,939
49,240	Total SA ADR	2,740,206
93,930	XTO Energy, Inc.	3,778,804

	Total Energy	69,002,664

Financials (21.6%)
64,300	ACE, Ltd.	3,154,558
86,950	Allstate Corporation	2,339,824
296,440	Ameriprise Financial, Inc.	8,241,032
473,950	Bank of America Corporation	7,009,721
94,110	Capital One Financial Corporation	2,889,177
20,740	Everest Re Group, Ltd.	1,663,763
56,060	Goldman Sachs Group, Inc.	9,154,598
26,010	Hartford Financial Services Group, Inc.	428,904
538,680	J.P. Morgan Chase & Company	20,819,982
89,640	Lazard, Ltd.	3,315,784
83,110	MetLife, Inc.	2,821,585
116,130	Morgan Stanley	3,309,705
55,450	PNC Financial Services Group, Inc.	2,032,797
74,220	Principal Financial Group, Inc.	1,759,014

50,830	S&P 500 Large Index Depository Receipts[a]	5,022,512
132,020	State Street Corporation	6,640,606
183,460	SVB Financial Group[a,b]	6,466,965
76,740	T. Rowe Price Group, Inc.	3,584,525
168,650	Travelers Companies, Inc.	7,263,756
420,692	Wells Fargo & Company	10,290,126

	Total Financials	108,208,934

Health Care (14.1%)
23,760	Alcon, Inc.[a]	3,031,776
1,566,460	Boston Scientific Corporation[b]	16,823,780
204,090	Covidien, Ltd.	7,716,643
96,670	Hospira, Inc.[b]	3,715,028
137,670	Medtronic, Inc.	4,876,271
1,531,930	Pfizer, Inc.	24,403,645
155,060	Schering-Plough Corporation	4,110,641
110,290	WellPoint, Inc.[b]	5,805,666

	Total Health Care	70,483,450

Industrials (8.6%)
79,280	3M Company	5,590,826
71,780	Canadian Pacific Railway, Ltd.	3,193,492
47,170	Caterpillar, Inc.	2,078,310
62,880	CSX Corporation	2,522,746
73,530	Cummins, Inc.	3,162,525
81,870	Eaton Corporation	4,250,690
82,150	FedEx Corporation	5,573,056
103,680	Ingersoll-Rand plc	2,994,279
68,010	Navistar International Corporation[b]	2,689,115
205,670	United Technologies Corporation	11,202,845

	Total Industrials	43,257,884

Information Technology (9.2%)
127,860	Agilent Technologies, Inc.[b]	2,968,909
113,320	Avnet, Inc.[b]	2,765,008
42,650	F5 Networks, Inc.[b]	1,583,168
101,540	International Business Machines Corporation	11,974,612
111,510	Lam Research Corporation[b]	3,351,991
103,740	Nokia Oyj ADR	1,383,892
345,190	Oracle Corporation	7,639,055
919,660	Teradyne, Inc.[b]	7,246,921
196,320	Texas Instruments, Inc.	4,721,496
120,350	Tyco Electronics, Ltd.	2,583,914

	Total Information Technology	46,218,966

Materials (4.5%)
88,350	E.I. du Pont de Nemours and Company	2,732,665
168,770	International Paper Company	3,174,564
102,670	PPG Industries, Inc.	5,646,850
67,330	Praxair, Inc.	5,263,859
169,090	Sealed Air Corporation	3,109,565
68,620	Weyerhaeuser Company	2,404,445

	Total Materials	22,331,948

Telecommunications Services (3.8%)
387,448	AT&T, Inc.	10,162,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (99.3%)	Value
Telecommunications Services (3.8%) - continued
270,324	Verizon Communications, Inc.	$8,669,291

	Total Telecommunications Services	18,832,052

Utilities (3.0%)
59,210	Entergy Corporation	4,756,339
105,640	FirstEnergy Corporation	4,352,368
64,010	FPL Group, Inc.	3,627,447
117,650	Xcel Energy, Inc.	2,345,941

	Total Utilities	15,082,095

	Total Common Stock (cost $469,139,081)	496,933,299

	Collateral Held for Securities Loaned (2.1%)
10,489,795	Thrivent Financial Securities Lending Trust	10,489,795

	Total Collateral Held for Securities Loaned (cost $10,489,795)	10,489,795

	Short-Term Investments (0.6%)
2,769,388	Thrivent Money Market Fund	2,769,388

	Total Short-Term Investments (at amortized cost)	2,769,388

	Total Investments (cost $482,398,264) 102.0%	$510,192,482

	Other Assets and Liabilities, Net (2.0%)	(9,789,114)

	Total Net Assets 100.0%	$500,403,368

a	All or a portion of the security is on loan.
b	Non-income producing security.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$60,484,192
Gross unrealized depreciation	(32,689,974)

Net unrealized appreciation (depreciation)	$27,794,218

Cost for federal income tax purposes	$482,398,264

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	68,835,922	68,835,922	—	—
Consumer Staples	34,679,384	34,679,384	—	—
Energy	69,002,664	69,002,664	—	—
Financials	108,208,934	108,208,934	—	—
Health Care	70,483,450	70,483,450	—	—
Industrials	43,257,884	43,257,884	—	—
Information Technology	46,218,966	46,218,966	—	—
Materials	22,331,948	22,331,948	—	—
Telecommunications Services	18,832,052	18,832,052	—	—
Utilities	15,082,095	15,082,095	—	—
Collateral Held for Securities Loaned	10,489,795	10,489,795	—	—
Short-Term Investments	2,769,388	2,769,388	—	—

Total	$510,192,482	$510,192,482	$—	$—

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$2,912,238	$65,641,508	$65,784,358	2,769,388	$2,769,388	$39,254
Thrivent Financial Securities Lending Trust	13,448,200	158,771,998	161,730,403	10,489,795	10,489,795	104,415
Total Value and Income Earned	16,360,438				13,259,183	143,669

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (83.2%)	Value
Consumer Discretionary (11.3%)
140,000	Amazon.com, Inc.[a]	$12,006,400
69,700	Bed Bath & Beyond, Inc.[a]	2,422,075
222,550	Best Buy Company, Inc.	8,316,693
202,090	Brinker International, Inc.	3,362,778
594,250	D.R. Horton, Inc.[b]	6,887,357
197,980	Fortune Brands, Inc.	7,834,069
556,640	Harman International Industries, Inc.	13,737,875
918,520	Home Depot, Inc.	23,826,409
225,550	Kohl’s Corporation[a]	10,950,452
412,300	Macy’s, Inc	5,735,093
242,690	McDonald’s Corporation	13,362,511
389,470	McGraw-Hill Companies, Inc.	12,209,885
974,100	Melco PBL Entertainment Macau, Ltd. ADR[a,b]	5,415,996
489,050	MGM MIRAGE[a,b]	3,535,832
123,600	NIKE, Inc.	7,000,704
62,300	OfficeMax, Inc.	580,013
65,070	Sherwin-Williams Company	3,757,793
337,560	Starwood Hotels & Resorts Worldwide, Inc.	7,969,792
134,310	Tiffany & Company[b]	4,006,467
894,763	Time Warner, Inc.	23,854,382
229,290	Toll Brothers, Inc.[a]	4,484,912
98,860	Whirlpool Corporation[b]	5,643,917
232,555	Winnebago Industries, Inc.[b]	2,446,479
109,500	Yum! Brands, Inc.	3,882,870

	Total Consumer Discretionary	193,230,754

Consumer Staples (5.6%)
363,709	Altria Group, Inc.[c]	6,375,819
92,500	BJ’s Wholesale Club, Inc.[a]	3,084,875
59,900	Clorox Company	3,654,499
178,950	CVS/Caremark Corporation	5,991,246
104,362	General Mills, Inc.	6,147,965
143,170	Kimberly-Clark Corporation	8,368,287
407,930	Kraft Foods, Inc.	11,560,736
253,100	PepsiCo, Inc.	14,363,425
354,109	Philip Morris International, Inc.	16,501,479
686,930	Tyson Foods, Inc.	7,851,610
250,300	Wal-Mart Stores, Inc.	12,484,964

	Total Consumer Staples	96,384,905

Energy (9.7%)
82,450	Arch Coal, Inc.	1,435,454
438,320	BJ Services Company	6,215,378
205,170	Chevron Corporation	14,253,160
391,890	ConocoPhillips	17,129,512
188,510	Devon Energy Corporation	10,950,546
78,350	EOG Resources, Inc.	5,800,251
258,959	Exxon Mobil Corporation	18,228,124
550,390	Halliburton Company	12,158,115
96,850	Hess Corporation	5,346,120
1,268,820	Nabors Industries, Ltd.[a]	21,595,316
352,130	Occidental Petroleum Corporation	25,120,954
162,100	Petroleo Brasileiro SA ADR	6,685,004
74,742	Total SA ADR	4,159,392
138,750	Weatherford International, Ltd.[a]	2,602,950
354,970	XTO Energy, Inc.	14,280,443

	Total Energy	165,960,719

Financials (14.1%)
96,550	ACE, Ltd.	4,736,743
130,580	Allstate Corporation	3,513,908
450,650	Ameriprise Financial, Inc.	12,528,070
1,179,170	Bank of America Corporation	17,439,924
140,960	Capital One Financial Corporation	4,327,472
199,250	Goldman Sachs Group, Inc.	32,537,525
47,150	IntercontinentalExchange, Inc.[a]	4,434,929
1,256,768	J.P. Morgan Chase & Company	48,574,083
129,810	Lazard, Ltd.	4,801,672
217,350	Lincoln National Corporation	4,605,646
126,110	MetLife, Inc.	4,281,434
437,040	Morgan Stanley	12,455,640
58,200	Northern Trust Corporation	3,480,942
82,510	PNC Financial Services Group, Inc.	3,024,817
119,033	Principal Financial Group, Inc.	2,821,082
99,700	Prudential Financial, Inc.	4,413,719
75,730	S&P 500 Large Index Depository Receipts	7,482,881
314,220	State Street Corporation	15,805,266
274,470	SVB Financial Group[a,b]	9,675,068
115,570	T. Rowe Price Group, Inc.[b]	5,398,275
471,850	TD Ameritrade Holding Corporation[a]	8,748,099
250,991	Travelers Companies, Inc.	10,810,182
633,045	Wells Fargo & Company	15,484,281

	Total Financials	241,381,658

Health Care (11.9%)
212,766	Abbott Laboratories[c]	9,572,342
70,950	Alcon, Inc.	9,053,220
112,950	Allergan, Inc.	6,034,919
80,550	Amgen, Inc.[a]	5,019,070
3,064,760	Boston Scientific Corporation[a,c]	32,915,522
67,800	Celgene Corporation[a]	3,861,888
490,350	Covidien, Ltd.	18,540,134
394,086	Gilead Sciences, Inc.[a]	19,282,628
295,144	Hospira, Inc.[a]	11,342,384
190,246	Medco Health Solutions, Inc.[a]	10,056,404
199,940	Medtronic, Inc.	7,081,875
2,798,136	Pfizer, Inc.	44,574,306
232,110	Schering-Plough Corporation	6,153,236
144,600	UnitedHealth Group, Inc.	4,057,476
203,450	Vertex Pharmaceuticals, Inc.[a]	7,326,235
159,260	WellPoint, Inc.[a]	8,383,446

	Total Health Care	203,255,085

Industrials (7.5%)
118,240	3M Company	8,338,285
111,920	Canadian Pacific Railway, Ltd.	4,979,321
76,390	Caterpillar, Inc.	3,365,743
90,790	CSX Corporation	3,642,495
110,220	Cummins, Inc.	4,740,562
127,606	Danaher Corporation	7,814,591
1,322,170	Delta Air Lines, Inc.[a]	9,162,638
148,900	Diana Shipping, Inc.[b]	2,120,336
107,450	Dover Corporation	3,654,375
131,350	Eaton Corporation	6,819,692
124,000	FedEx Corporation	8,412,160
4,700	First Solar, Inc.[a]	725,633
76,700	Fluor Corporation	4,049,760
177,350	Honeywell International, Inc.	6,154,045
155,360	Ingersoll-Rand plc	4,486,797

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (83.2%)	Value
Industrials (7.5%) - continued
105,400	JB Hunt Transport Services, Inc.	$2,945,930
104,980	Navistar International Corporation[a]	4,150,909
140,000	Raytheon Company	6,573,000
214,246	Union Pacific Corporation	12,323,430
445,670	United Technologies Corporation	24,275,645

	Total Industrials	128,735,347

Information Technology (16.7%)
191,600	Agilent Technologies, Inc.[a]	4,448,952
216,300	Altera Corporation	4,042,647
169,728	Apple, Inc.[a]	27,731,858
164,430	Avnet, Inc.[a]	4,012,092
141,000	Broadcom Corporation[a]	3,980,430
320,100	Brocade Communications[a]	2,515,986
884,705	Cisco Systems, Inc.[a]	19,472,357
471,100	Corning, Inc.	8,008,700
67,550	F5 Networks, Inc.[a]	2,507,456
58,642	Google, Inc.[a]	25,981,338
756,700	Intel Corporation	14,566,475
257,850	International Business Machines Corporation	30,408,251
176,590	Lam Research Corporation[a]	5,308,295
230,683	Marvell Technology Group, Ltd.[a]	3,077,311
28,350	MasterCard, Inc.	5,500,750
347,900	Maxim Integrated Products, Inc.	6,164,788
558,250	Micron Technology, Inc.[a]	3,567,218
1,077,134	Oracle Corporation	23,836,975
506,916	QUALCOMM, Inc.	23,424,588
100,850	Research in Motion, Ltd.[a]	7,664,600
411,033	Symantec Corporation[a]	6,136,723
184,172	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	1,928,281
1,401,520	Teradyne, Inc.[a,b]	11,043,978
315,190	Texas Instruments, Inc.	7,580,319
267,540	Tyco Electronics, Ltd.	5,744,084
231,000	VeriSign, Inc.[a]	4,721,640
161,800	Visa, Inc.	10,591,428
254,700	Western Union Company	4,452,156
95,200	Xilinx, Inc.	2,064,888
407,250	Yahoo!, Inc.[a]	5,831,820

	Total Information Technology	286,316,384

Materials (3.3%)
48,700	Air Products and Chemicals, Inc.	3,633,020
148,300	ArcelorMittal[b]	5,344,732
131,271	E.I. du Pont de Nemours and Company	4,060,212
119,750	Freeport-McMoRan Copper & Gold, Inc.	7,220,925
251,650	International Paper Company	4,733,537
109,100	Mosaic Company	5,689,565
153,410	PPG Industries, Inc.	8,437,550
108,622	Praxair, Inc.	8,492,068
254,630	Sealed Air Corporation	4,682,646
102,360	Weyerhaeuser Company	3,586,694

	Total Materials	55,880,949

Telecommunications Services (2.6%)
952,900	Alcatel-Lucent ADR[a]	2,630,004
152,400	American Tower Corporation[a]	5,195,316

561,380	AT&T, Inc.[c]	14,724,997
124,463	Crown Castle International Corporation[a]	3,577,067
1,062,200	Qwest Communications International, Inc.[b]	4,100,092
417,700	Verizon Communications, Inc.	13,395,639

	Total Telecommunications Services	43,623,115

Utilities (0.5%)
95,520	FPL Group, Inc.	5,413,119
175,510	Xcel Energy, Inc.	3,499,669

	Total Utilities	8,912,788

	Total Common Stock (cost $1,244,498,496)	1,423,681,704

	Collateral Held for Securities Loaned (2.3%)
39,498,337	Thrivent Financial Securities Lending Trust	39,498,337

	Total Collateral Held for Securities Loaned (cost $39,498,337)	39,498,337

Shares or Principal Amount	Short-Term Investments (16.7%)[d]	Value
	Barclays Bank plc Repurchase Agreement
25,000,000	0.190%, 8/3/2009[e]	25,000,000
	Chariot Funding, LLC
12,347,000	0.180%, 8/3/2009	12,346,876
	Federal Home Loan Mortgage Corporation Discount Notes
179,745,000	0.090%, 8/3/2009	179,744,102
4,715,000	0.155%, 8/21/2009	4,714,594
10,000,000	0.165%, 8/26/2009	9,998,854
6,000,000	0.200%, 9/21/2009[f]	5,998,326
	Federal National Mortgage Association Discount Notes
10,105,000	0.120%, 8/3/2009	10,104,933
5,000,000	0.170%, 8/17/2009	4,999,622
1,000,000	0.150%, 9/14/2009[f]	999,817
17,500,000	0.150%, 9/21/2009[f]	17,496,281
153,082	Thrivent Money Market Fund	153,082
	Total Capital SA
15,101,000	0.160%, 8/3/2009	15,100,866

	Total Short-Term Investments (at amortized cost)	286,657,353

	Total Investments (cost $1,570,654,186) 102.2%	$1,749,837,394

	Other Assets and Liabilities, Net (2.2%)	(38,331,010)

	Total Net Assets 100.0%	$1,711,506,384

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover options.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

e	Repurchase agreement dated July 31, 2009, $25,000,000 maturing August 3, 2009, collateralized by $22,883,700 U.S. Treasury Inflation Indexed Bonds, 2.375% due April 15, 2011.
f	At July 31, 2009, $24,494,424 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$237,350,592
Gross unrealized depreciation	(58,167,384)

Net unrealized appreciation (depreciation)	$179,183,208

Cost for federal income tax purposes	$1,570,654,186

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	193,230,754	193,230,754	—	—
Consumer Staples	96,384,905	96,384,905	—	—
Energy	165,960,719	165,960,719	—	—
Financials	241,381,658	241,381,658	—	—
Health Care	203,255,085	203,255,085	—	—
Industrials	128,735,347	128,735,347	—	—
Information Technology	286,316,384	286,316,384	—	—
Materials	55,880,949	55,880,949	—	—
Telecommunications Services	43,623,115	43,623,115	—	—
Utilities	8,912,788	8,912,788	—	—
Collateral Held for Securities Loaned	39,498,337	39,498,337	—	—
Short-Term Investments	286,657,353	153,082	286,504,271	—

Total	$1,749,837,394	$1,463,333,123	$286,504,271	$—

Other Financial Instruments*	$5,964,043	$5,964,043	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
S&P 500 Index Futures	1,039	September 2009	$249,687,657	$255,697,900	$6,010,243
Total Futures Contracts					$6,010,243

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/ (Loss)
S&P 500 Mini-Futures	400	$1,040.00	August 2009	$(77,000)	$21,900
S&P 500 Mini-Futures	400	1,005.00	August 2009	(252,000)	(68,100)
Total Call Options Written				$(329,000)	$(46,200)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$11,944,723	$137,029,637	$148,821,278	153,082	$153,082	$83,155
Thrivent Financial Securities Lending Trust	73,426,536	448,787,832	482,716,031	39,498,337	39,498,337	451,965
Total Value and Income Earned	85,371,259				39,651,419	535,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (61.7%)	Value
Consumer Discretionary (6.1%)
15,200	Advance Auto Parts, Inc.	$702,696
20,300	Bed Bath & Beyond, Inc.[a]	705,425
51,800	Best Buy Company, Inc.	1,935,766
14,300	CEC Entertainment, Inc.[a]	417,131
5,000	Comcast Corporation	74,300
14,400	Discovery Communications, Inc.[a]	352,800
30,500	Fossil, Inc.[a]	803,370
79,400	Home Depot, Inc.	2,059,636
178,600	Leapfrog Enterprises, Inc.[a]	509,010
82,500	Marriott International, Inc.	1,777,050
48,300	McGraw-Hill Companies, Inc.	1,514,205
22,700	WMS Industries, Inc.[a]	820,832

	Total Consumer Discretionary	11,672,221

Consumer Staples (6.2%)
101,600	Altria Group, Inc.	1,781,048
57,900	Campbell Soup Company	1,796,637
27,700	Flowers Foods, Inc.	654,551
23,812	Procter & Gamble Company	1,321,804
43,900	Reynolds American, Inc.	1,910,089
86,800	Safeway, Inc.	1,643,124
54,300	Walgreen Company	1,686,015
21,100	Wal-Mart Stores, Inc.	1,052,468

	Total Consumer Staples	11,845,736

Energy (7.6%)
22,900	Alpha Natural Resources, Inc.[a,b]	762,799
35,400	ConocoPhillips	1,547,334
17,800	Exxon Mobil Corporation	1,252,942
76,200	Halliburton Company	1,683,258
49,100	Nabors Industries, Ltd.[a]	835,682
23,800	Occidental Petroleum Corporation	1,697,892
19,600	Peabody Energy Corporation	648,956
36,600	Petrohawk Energy Corporation[a]	888,648
39,700	Petroleo Brasileiro SA ADR[b]	1,637,228
78,700	Weatherford International, Ltd.[a]	1,476,412
52,900	XTO Energy, Inc.	2,128,167

	Total Energy	14,559,318

Financials (8.9%)
146,500	Bank of America Corporation	2,166,735
12,000	Boston Properties, Inc.	634,800
36,700	Chubb Corporation	1,694,806
11,400	Goldman Sachs Group, Inc.	1,861,620
21,800	HCC Insurance Holdings, Inc.	547,180
25,600	Health Care Property Investors, Inc.	659,456
39,400	Hudson City Bancorp, Inc.	553,964
33,200	Invesco, Ltd.	655,700
49,100	J.P. Morgan Chase & Company	1,897,715
52,300	MetLife, Inc.	1,775,585
5,000	Reinsurance Group of America, Inc.	207,500
20,300	Signature Bank[a]	598,444
12,900	Vornado Realty Trust	658,158
24,100	W.R. Berkley Corporation	559,843
76,000	Wells Fargo & Company	1,858,960

47,800	Zions Bancorporation[b]	649,124

	Total Financials	16,979,590

Health Care (8.7%)
12,400	Alcon, Inc.	1,582,240
34,100	Allergan, Inc.	1,821,963
1,500	Amgen, Inc.[a]	93,465
10,400	Beckman Coulter, Inc.	655,096
39,000	BioMarin Pharmaceutical, Inc.[a]	639,990
183,300	Boston Scientific Corporation[a]	1,968,642
10,600	Cephalon, Inc.[a,b]	621,690
12,500	Covance, Inc.[a,b]	689,375
44,500	Covidien, Ltd.	1,682,545
26,100	Johnson & Johnson	1,589,229
54,200	Medtronic, Inc.	1,919,764
122,900	Pfizer, Inc.	1,957,797
22,400	Thoratec Corporation[a]	563,136
4,000	UnitedHealth Group, Inc.	112,240
18,100	Varian Medical Systems, Inc.[a]	638,387

	Total Health Care	16,535,559

Industrials (7.6%)
8,200	Alliant Techsystems, Inc.[a]	645,504
45,000	BE Aerospace, Inc.[a]	727,200
46,100	Caterpillar, Inc.	2,031,166
72,900	Chicago Bridge and Iron Company	1,016,955
26,800	FedEx Corporation	1,818,112
29,600	Fluor Corporation	1,562,880
13,100	FTI Consulting, Inc.[a]	713,033
26,000	Gardner Denver, Inc.[a]	758,940
35,500	Genco Shipping & Trading, Ltd.[b]	848,805
6,000	General Electric Company	80,400
125,200	Manitowoc Company, Inc.[b]	773,736
31,000	Navistar International Corporation[a]	1,225,740
18,600	Precision Castparts Corporation	1,484,466
31,400	Robert Half International, Inc.	778,406

	Total Industrials	14,465,343

Information Technology (10.8%)
106,800	ADC Telecommunications, Inc.[a]	777,504
12,400	Apple, Inc.[a]	2,026,036
43,600	Commvault Systems, Inc.[a]	759,076
85,900	Compuware Corporation[a]	629,647
133,400	EMC Corporation[a]	2,009,004
4,070	Google, Inc.[a]	1,803,214
5,000	Hewlett-Packard Company	216,500
16,600	International Business Machines Corporation	1,957,638
10,400	MasterCard, Inc.	2,017,912
23,300	Microchip Technology, Inc.[b]	627,469
103,800	Micron Technology, Inc.[a]	663,282
5,000	Microsoft Corporation	117,600
263,200	Motorola, Inc.	1,884,512
33,700	VeriSign, Inc.[a]	688,828
124,900	Vishay Intertechnology, Inc.[a]	888,039
64,000	VMware, Inc.[a,b]	2,062,720
111,900	Yahoo!, Inc.[a]	1,602,408

	Total Information Technology	20,731,389

Materials (1.9%)
22,000	BHP Billiton, Ltd.[b]	1,385,120
25,500	Freeport-McMoRan Copper & Gold, Inc.	1,537,650
14,900	Walter Energy, Inc.	735,464

	Total Materials	3,658,234

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (61.7%)	Value
Telecommunications Services (1.3%)
275,400	Sprint Nextel Corporation[a]	$1,101,600
44,000	Verizon Communications, Inc.	1,411,080

	Total Telecommunications Services	2,512,680

Utilities (2.6%)
49,500	Edison International, Inc.	1,599,840
7,800	Entergy Corporation	626,574
15,900	EQT Corporation	610,242
30,100	Exelon Corporation	1,530,886
16,200	National Fuel Gas Company	657,396

	Total Utilities	5,024,938

	Total Common Stock (cost $105,135,590)	117,985,008

Principal Amount	Long-Term Fixed Income (30.7%)	Value
Asset-Backed Securities (2.5%)
	Americredit Automobile Receivables Trust
491,853	0.384%, 8/6/2009[c,d]	474,801
	Bear Stearns Mortgage Funding Trust
338,980	0.425%, 8/25/2009[d]	61,616
	Countrywide Asset-Backed Certificates
534,503	5.549%, 4/25/2036[c]	356,214
	First Franklin Mortgage Loan Asset-Backed Certificates
277,991	0.395%, 8/25/2009[d]	272,504
	First Horizon ABS Trust
681,581	0.415%, 8/25/2009[c,d]	296,843
	GMAC Mortgage Corporation Loan Trust
761,803	0.465%, 8/25/2009[c,d]	274,526
831,144	0.465%, 8/25/2009[c,d]	231,135
	Green Tree Financial Corporation
388,081	6.330%, 11/1/2029	345,127
	Merna Re, Ltd.
700,000	2.348%, 9/30/2009[d,e]	657,300
	Popular ABS Mortgage Pass-Through Trust
75,219	4.000%, 12/25/2034	73,588
	Renaissance Home Equity Loan Trust
1,454,549	5.608%, 5/25/2036	1,235,616
	Residential Asset Securities Corporation
68,135	4.160%, 7/25/2030	65,083
	SLM Student Loan Trust
32,350	0.514%, 10/26/2009[d]	32,308
	Wachovia Asset Securitization, Inc.
852,689	0.425%, 8/25/2009[c,d,f]	284,824

	Total Asset-Backed Securities	4,661,485

Basic Materials (0.1%)
	ArcelorMittal
250,000	6.125%, 6/1/2018	241,462

	Total Basic Materials	241,462

Capital Goods (0.4%)
	Bemis Company, Inc.
$100,000	5.650%, 8/1/2014	104,810
	Honeywell International, Inc.
225,000	5.300%, 3/1/2018	240,151
	United Technologies Corporation
350,000	4.875%, 5/1/2015	372,469

	Total Capital Goods	717,430

Collateralized Mortgage Obligations (1.5%)
	Banc of America Mortgage Securities, Inc.
985,495	4.803%, 9/25/2035	775,548
	HomeBanc Mortgage Trust
607,267	5.983%, 4/25/2037	404,361
	J.P. Morgan Alternative Loan Trust
624,337	5.800%, 3/25/2036	388,795
	J.P. Morgan Mortgage Trust
358,623	5.774%, 6/25/2036	296,870
	Merrill Lynch Mortgage Investors, Inc.
868,599	4.865%, 6/25/2035	750,606
	Thornburg Mortgage Securities Trust
522,573	0.395%, 8/25/2009[d]	470,797

	Total Collateralized Mortgage Obligations	3,086,977

Commercial Mortgage-Backed Securities (4.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	0.438%, 8/15/2009[d,f]	1,137,189
500,000	5.835%, 9/11/2017	279,067
1,000,000	4.487%, 2/11/2041	931,849
	Commercial Mortgage Pass-Through Certificates
29,105	0.388%, 8/15/2009[d,e]	28,586
1,000,000	0.418%, 8/15/2009[d,f]	634,777
750,000	0.468%, 8/15/2009[d,f]	448,006
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.458%, 8/15/2009[d,e]	763,723
	Crown Castle International Corporation
500,000	5.245%, 11/15/2036[e]	490,000
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 8/10/2017	762,557
	GS Mortgage Securities Corporation II
1,000,000	0.434%, 8/6/2009[d,e]	798,898
	Merrill Lynch Mortgage Trust
1,000,000	5.265%, 1/12/2044	707,472
	TIAA Real Estate CDO, Ltd.
1,000,000	5.814%, 8/15/2039	999,790
	Wachovia Bank Commercial Mortgage Trust
875,000	5.765%, 7/15/2016	729,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (30.7%)	Value
Commercial Mortgage-Backed Securities (4.7%) - continued
	Washington Mutual Asset Securities Corporation
$199,936	3.830%, 1/25/2035[e]	$198,667

	Total Commercial Mortgage-Backed Securities	8,909,986

Communications Services (0.8%)
	AT&T, Inc.
125,000	6.500%, 9/1/2037	135,801
	British Telecom plc
150,000	9.625%, 12/15/2030	184,250
	Citizens Communications Company
150,000	6.250%, 1/15/2013	144,375
	France Telecom SA
100,000	4.375%, 7/8/2014	104,343
	New Cingular Wireless Services, Inc.
140,000	8.750%, 3/1/2031	182,789
	News America, Inc.
125,000	6.400%, 12/15/2035	124,672
	Rogers Cable, Inc.
280,000	6.750%, 3/15/2015	314,470
40,000	8.750%, 5/1/2032	48,860
	Verizon Communications, Inc.
200,000	5.550%, 2/15/2016	213,146

	Total Communications Services	1,452,706

Consumer Cyclical (0.6%)
	Ford Motor Credit Company, LLC
350,000	7.375%, 10/28/2009	349,359
	Nissan Motor Acceptance Corporation
250,000	4.625%, 3/8/2010[e]	247,177
315,000	5.625%, 3/14/2011[e]	307,121
	Wal-Mart Stores, Inc.
230,000	5.875%, 4/5/2027	245,030

	Total Consumer Cyclical	1,148,687

Consumer Non-Cyclical (0.5%)
	Anheuser-Busch InBev Worldwide, Inc.
125,000	5.375%, 11/15/2014[e]	130,672
	CareFusion Corporation
150,000	6.375%, 8/1/2019[e]	158,207
	HCA, Inc.
150,000	9.250%, 11/15/2016	156,375
	Johnson & Johnson
250,000	5.950%, 8/15/2037	277,896
	Kroger Company
200,000	6.400%, 8/15/2017	218,325
	St. Jude Medical, Inc.
100,000	4.875%, 7/15/2019	101,537

	Total Consumer Non-Cyclical	1,043,012

Energy (0.7%)
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	292,855
	Plains All American Pipeline, LP
100,000	4.250%, 9/1/2012	101,875
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
300,000	5.298%, 9/30/2020[e]	291,828
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
125,000	5.832%, 9/30/2016[e]	125,808
	Transocean, Inc.
220,000	6.000%, 3/15/2018	236,806
	XTO Energy, Inc.
200,000	5.500%, 6/15/2018	208,529

	Total Energy	1,257,701

Financials (3.9%)
	Ace INA Holdings, Inc.
225,000	5.800%, 3/15/2018	236,055
	American Express Company
200,000	7.000%, 3/19/2018	205,286
	Bank of America Corporation
150,000	6.500%, 8/1/2016	152,595
	Bear Stearns Companies, Inc.
225,000	6.950%, 8/10/2012	249,391
200,000	6.400%, 10/2/2017	213,855
	Capital One Bank USA NA
100,000	8.800%, 7/15/2019	108,470
	Capital One Capital V
150,000	10.250%, 8/15/2039[g]	152,625
	Corestates Capital Trust I
375,000	8.000%, 12/15/2026[e]	323,632
	General Electric Capital Corporation
120,000	5.625%, 9/15/2017	121,030
	Goldman Sachs Group, Inc.
450,000	5.125%, 1/15/2015	467,727
150,000	6.750%, 10/1/2037	151,307
	Goldman Sachs Group, Inc., Convertible
500,000	1.000%, 1/31/2015[h]	402,390
400,000	1.000%, 5/7/2015[h]	313,804
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	156,826
	International Lease Finance Corporation
390,000	5.750%, 6/15/2011	308,231
	Lehman Brothers Holdings, Inc.
500,000	5.250%, 2/6/2012[i]	86,250
	Liberty Property, LP
200,000	5.500%, 12/15/2016	164,251
	Lincoln National Corporation
150,000	8.750%, 7/1/2019	165,132
	Macquarie Group, Ltd.
150,000	7.300%, 8/1/2014[e,g]	149,649
	Merrill Lynch & Company, Inc.
325,000	5.450%, 2/5/2013	328,138
	Mitsubishi UFG Capital Finance, Ltd.
215,000	6.346%, 7/25/2016	194,230
	Nationwide Health Properties, Inc.
375,000	6.250%, 2/1/2013	345,948
	ProLogis
525,000	5.500%, 4/1/2012	496,094
	Prudential Financial, Inc.
225,000	6.100%, 6/15/2017	220,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (30.7%)	Value
Financials (3.9%) - continued
$100,000	5.700%, 12/14/2036	$78,049
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	227,690
	Swiss RE Capital I, LP
275,000	6.854%, 5/25/2016[e]	165,000
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	112,146
	United Health Group
150,000	6.500%, 6/15/2037	144,938
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	278,256
	Wachovia Capital Trust III
495,000	5.800%, 3/15/2011	324,225
	Wells Fargo & Company
225,000	4.375%, 1/31/2013	230,325
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	195,837
	XL Capital, Ltd.
50,000	5.250%, 9/15/2014	45,026

	Total Financials	7,515,306

Foreign (0.3%)
	Corporacion Andina de Fomento
500,000	5.750%, 1/12/2017	482,383

	Total Foreign	482,383

Mortgage-Backed Securities (9.3%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,750,000	4.500%, 8/1/2039[g]	4,778,206
11,525,000	5.500%, 8/1/2039[g]	11,939,185
1,000,000	6.500%, 8/1/2039[g]	1,069,375

	Total Mortgage-Backed Securities	17,786,766

Technology (0.1%)
	Oracle Corporation
250,000	5.750%, 4/15/2018	275,095

	Total Technology	275,095

Transportation (0.9%)
	American Airlines, Inc.
100,000	10.375%, 7/2/2019	102,750
	Burlington Northern Santa Fe Corporation
175,000	7.000%, 12/15/2025	187,192
	FedEx Corporation
327,118	6.720%, 1/15/2022	341,652
	Southwest Airlines Company
594,254	6.150%, 8/1/2022	576,426
	Union Pacific Corporation
450,000	6.125%, 1/15/2012	484,551

	Total Transportation	1,692,571

U.S. Government (3.3%)
	Federal National Mortgage Association
1,000,000	4.625%, 5/1/2013	1,043,433
	U.S. Treasury Bonds
210,000	4.750%, 2/15/2037	224,930
175,000	5.000%, 5/15/2037	194,687
50,000	4.375%, 2/15/2038	50,469
150,000	4.250%, 5/15/2039	148,453
	U.S. Treasury Notes
5,000	4.000%, 8/15/2018	5,202
750,000	2.750%, 2/15/2019	704,588
	U.S. Treasury Notes, TIPS
1,531,481	2.000%, 7/15/2014	1,561,632
2,276,527	2.500%, 7/15/2016	2,389,644

	Total U.S. Government	6,323,038

Utilities (1.1%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	247,993
	Commonwealth Edison Company
220,000	5.400%, 12/15/2011	234,121
	Exelon Corporation
300,000	6.750%, 5/1/2011	318,489
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[e]	217,039
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	251,147
	Power Receivables Finance, LLC
291,583	6.290%, 1/1/2012[f]	287,868
	Union Electric Company
350,000	6.400%, 6/15/2017	367,556
	Virginia Electric & Power Company
145,000	6.000%, 1/15/2036	157,427

	Total Utilities	2,081,640

	Total Long-Term Fixed Income (cost $65,998,461)	58,676,245

Shares	Mutual Funds (0.8%)	Value
Fixed Income Mutual Funds (0.8%)
366,132	Thrivent High Yield Fund	1,570,706

	Total Fixed Income Mutual Funds	1,570,706

	Total Mutual Funds (cost $1,400,000)	1,570,706

	Preferred Stock (<0.1%)
Financials (<0.1%)
12,000	Federal National Mortgage Association, 8.250%	22,320

	Total Financials	22,320

	Total Preferred Stock (cost $177,431)	22,320

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
17	$120.00, expires 8/22/2009	3,453

	Total Options Purchased (cost $6,692)	3,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Collateral Held for Securities Loaned (3.8%)	Value
7,261,000	Thrivent Financial Securities Lending Trust	$7,261,000

	Total Collateral Held for Securities Loaned (cost $7,261,000)	7,261,000

Shares or Principal Amount	Short-Term Investments (16.2%)[j]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.170%, 8/12/2009	4,999,740
11,660,000	0.164%, 8/13/2009	11,659,361
2,150,000	0.200%, 9/21/2009[k,l]	2,149,400
	Federal National Mortgage Association Discount Notes
9,210,000	0.170%, 8/13/2009	9,209,478
3,075,079	Thrivent Money Market Fund	3,075,079

	Total Short-Term Investments (at amortized cost)	31,093,058

	Total Investments (cost $211,072,232) 113.2%	$216,611,790

	Other Assets and Liabilities, Net (13.2%)	(25,247,995)

	Total Net Assets 100.0%	$191,363,795

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $5,053,307 or 2.6% of total net assets.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of July 31, 2009.

	Acquisition
Security	Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,500,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	750,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
Power Receivables Finance, LLC	9/30/2003	293,236
Wachovia Asset Securitization, Inc.	3/16/2007	852,690

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	These securities are Equity-Linked Structured Securities.
i	In bankruptcy.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At July 31, 2009, $1,799,498 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At July 31, 2009, $349,902 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,965,090
Gross unrealized depreciation	(10,425,532)

Net unrealized appreciation (depreciation)	$5,539,558

Cost for federal income tax purposes	$211,072,232

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,672,221	11,672,221	—	—
Consumer Staples	11,845,736	11,845,736	—	—
Energy	14,559,318	14,559,318	—	—
Financials	16,979,590	16,979,590	—	—
Health Care	16,535,559	16,535,559	—	—
Industrials	14,465,343	14,465,343	—	—
Information Technology	20,731,389	20,731,389	—	—
Materials	3,658,234	3,658,234	—	—
Telecommunications Services	2,512,680	2,512,680	—	—
Utilities	5,024,938	5,024,938	—	—

Long-Term Fixed Income
Asset-Backed Securities	4,661,485	—	4,376,661	284,824
Basic Materials	241,462	—	241,462	—
Capital Goods	717,430	—	717,430	—
Collateralized Mortgage Obligations	3,086,977	—	3,086,977	—
Commercial Mortgage-Backed Securities	8,909,986	—	8,419,986	490,000
Communications Services	1,452,706	—	1,452,706	—
Consumer Cyclical	1,148,687	—	1,148,687	—
Consumer Non-Cyclical	1,043,012	—	1,043,012	—
Energy	1,257,701	—	1,257,701	—
Financials	7,515,306	—	6,799,112	716,194
Foreign	482,383	—	482,383	—
Mortgage-Backed Securities	17,786,766	—	17,786,766	—
Technology	275,095	—	275,095	—
Transportation	1,692,571	—	1,692,571	—
U.S. Government	6,323,038	—	6,323,038	—
Utilities	2,081,640	—	2,081,640	—

Mutual Funds
Fixed Income Mutual Funds	1,570,706	1,570,706	—	—

Preferred Stock
Financials	22,320	22,320	—	—
Options Purchased	3,453	3,453	—	—
Collateral Held for Securities Loaned	7,261,000	7,261,000	—	—
Short-Term Investments	31,093,058	3,075,079	28,017,979	—

Total	$216,611,790	$129,917,566	$85,203,206	$1,491,018

Other Financial Instruments*	$732,776	$701,008	$31,768	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value July 30, 2009
Long-Term Fixed Income
Asset-Backed Securities	—		—	(245,838)	—	530,662	284,824
Commercial Mortgage-Backed Securities	—	—	—	9,885	—	480,115	490,000
Financials	698,132	—	—	18,062	—	—	716,194
Preferred Stock
Financials	189,902	—	(52,051)	31,491	(169,342)	—	—

Total	$888,034	—	$(52,051)	$(186,400)	$(169,342)	$(1,010,777)	$1,491,018

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	15	September 2009	$1,723,874	$1,730,742	$6,868
10-Yr. U.S. Treasury Bond Futures	(25)	September 2009	(2,888,791)	(2,932,031)	(43,240)
20-Yr. U.S. Treasury Bond Futures	5	September 2009	586,265	595,000	8,735
S&P 500 Index Futures	61	September 2009	14,283,455	15,012,100	728,645
Total Futures Contracts					$701,008

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 10, 5 Year, at 5.00%; Bank of America	Sell	6/20/2013	$696,000	$35,530	$(40,604)	$(5,074)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	130,500	38,957	(11,283)	27,674
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	375,000	11,012	(1,844)	9,168
Total Credit Default Swaps					$(53,731)	$31,768

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
High Yield	$—	$1,400,000	$—	366,132	$1,570,706	$33,811
Money Market	11,999,191	34,001,529	42,925,641	3,075,079	3,075,079	47,189
Thrivent Financial
Securities Lending Trust	11,379,048	60,885,291	65,003,339	7,261,000	7,261,000	70,474
Total Value and Income Earned	23,378,239				11,906,785	151,474

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Bank Loans (3.3%)[a]	Value
Basic Materials (0.5%)
	Lyondell Chemical Company, Debtor in Possession Facility Term Loan
$879,312	9.168%, 12/15/2009[b,c]	$909,481
	Lyondell Chemical Company, Dutch Revolving Credit Loan
40,895	3.786%, 12/20/2012	17,653
	Lyondell Chemical Company, Dutch Tranche A Term Loan
94,996	3.786%, 12/20/2013	41,007
	Lyondell Chemical Company, German Tranche B-1 Euro Term Loan
117,405	4.036%, 12/20/2014	50,681
	Lyondell Chemical Company, German Tranche B-2 Euro Term Loan
117,405	4.036%, 12/20/2014	50,680
	Lyondell Chemical Company, German Tranche B-3 Euro Term Loan
117,405	4.036%, 12/20/2014	50,681
	Lyondell Chemical Company, Primary U.S. Revolving Credit Loan
153,356	3.786%, 12/20/2014	66,199
	Lyondell Chemical Company, Roll-Up Term Loan Facility
878,446	5.814%, 12/15/2009	739,616
	Lyondell Chemical Company, U.S. Tranche A Term Loan
292,186	3.786%, 12/20/2013	126,128
	Lyondell Chemical Company, U.S. Tranche B-1 Term Loan
509,454	7.000%, 12/20/2014	219,916
	Lyondell Chemical Company, U.S. Tranche B-2 Term Loan
509,455	7.000%, 12/20/2014	219,916
	Lyondell Chemical Company, U.S. Tranche B-3 Term Loan
509,455	7.000%, 12/20/2014	219,916

	Total Basic Materials	2,711,874

Communications Services (0.3%)
	Charter Communications Operating, LLC, Term Loan
2,089,394	6.250%, 3/6/2014	1,912,067

	Total Communications Services	1,912,067

Consumer Cyclical (1.6%)
	Blockbuster, Inc., Term Loan
1,510,464	5.089%, 8/20/2011	1,235,877
	Ford Motor Company, Term Loan
8,819,400	3.496%, 12/15/2013	7,468,973
	Rite Aid Corporation, Term Loan
1,140,000	9.500%, 6/5/2015	1,164,704

	Total Consumer Cyclical	9,869,554

Technology (0.3%)
	Flextronics Semiconductor, Ltd., Term Loan
1,814,446	2.709%, 10/1/2014	1,592,176
521,393	2.759%, 10/1/2014	457,522

	Total Technology	2,049,698

Utilities (0.6%)
	Energy Future Holdings, Term Loan
4,863,375	3.802%, 10/10/2014	3,759,778

	Total Utilities	3,759,778

	Total Bank Loans (cost $21,773,624)	20,302,971

	Long-Term Fixed Income (90.1%)
Asset-Backed Securities (0.2%)
	Countrywide Home Loans Asset-Backed Securities
1,229,121	0.395%, 8/25/2009[d,e]	868,303

	Total Asset-Backed Securities	868,303

Basic Materials (9.2%)
	Arch Western Finance, LLC
3,085,000	6.750%, 7/1/2013	2,992,450
	Cellu Tissue Holdings, Inc.
1,450,000	11.500%, 6/1/2014[f]	1,450,000
	Domtar Corporation
1,370,000	10.750%, 6/1/2017	1,390,550
	Domtar, Inc.
3,790,000	7.125%, 8/15/2015	3,392,050
	Drummond Company, Inc.
3,765,000	7.375%, 2/15/2016[f]	3,049,650
	FMG Finance, Pty., Ltd.
4,715,000	10.625%, 9/1/2016[f]	4,868,238
	Freeport-McMoRan Copper & Gold, Inc.
2,620,000	8.250%, 4/1/2015	2,770,650
2,525,000	8.375%, 4/1/2017	2,676,500
	General Cable Corporation, Convertible
2,020,000	1.000%, 10/15/2012	1,696,800
	Georgia-Pacific, LLC
1,400,000	8.125%, 5/15/2011	1,435,000
1,805,000	7.125%, 1/15/2017[f]	1,759,875
	Graphic Packaging International Corporation
4,040,000	9.500%, 8/15/2013	4,024,850
	Griffin Coal Mining Company, Pty., Ltd.
2,965,000	9.500%, 12/1/2016[f]	1,512,150
	Jefferson Smurfit Corporation
1,300,000	8.250%, 10/1/2012[g,h]	656,500
	NewPage Corporation
1,820,000	10.000%, 5/1/2012	809,900
	Peabody Energy Corporation
2,990,000	6.875%, 3/15/2013	3,019,900
	Rock-Tenn Company
650,000	9.250%, 3/15/2016	684,125
1,400,000	9.250%, 3/15/2016[f]	1,473,500
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,513,000
	Smurfit-Stone Container Enterprises, Inc.
1,840,000	8.000%, 3/15/2017[h]	924,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Basic Materials (9.2%) - continued
	Southern Copper Corporation
$1,460,000	7.500%, 7/27/2035	$1,385,467
	Steel Dynamics, Inc.
4,080,000	8.250%, 4/15/2016[f]	4,039,200
	Teck Resources, Ltd.
2,440,000	10.250%, 5/15/2016[f]	2,763,300
2,310,000	10.750%, 5/15/2019[f]	2,688,262
	Terra Capital, Inc.
3,200,000	7.000%, 2/1/2017	2,992,000

	Total Basic Materials	55,968,517

Capital Goods (7.3%)
	Berry Plastics Holding Corporation
1,200,000	8.875%, 9/15/2014	1,050,000
	Case New Holland, Inc.
2,230,000	7.125%, 3/1/2014	2,096,200
	Crown Americas, Inc.
1,830,000	7.750%, 11/15/2015	1,857,450
	DRS Technologies, Inc.
2,600,000	6.625%, 2/1/2016	2,529,946
	Graham Packaging Company, Inc.
3,030,000	9.875%, 10/15/2014	2,901,225
	L-3 Communications Corporation
4,000,000	6.125%, 1/15/2014[g]	3,870,000
	Legrand SA
850,000	8.500%, 2/15/2025	731,587
	Leucadia National Corporation
5,070,000	7.125%, 3/15/2017	4,486,950
	Mueller Water Products, Inc.
1,390,000	7.375%, 6/1/2017	1,018,175
	Norcraft Companies, LP/Norcraft Finance Corporation
1,760,000	9.000%, 11/1/2011	1,755,600
	Owens-Illinois, Inc.
4,750,000	7.800%, 5/15/2018	4,678,750
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[f]	2,465,250
500,000	10.625%, 8/15/2019[f]	510,000
	RBS Global, Inc./Rexnord Corporation
2,385,000	9.500%, 8/1/2014	2,074,950
	Rental Services Corporation
1,780,000	9.500%, 12/1/2014	1,526,350
	RSC Equipment Rental, Inc.
460,000	10.000%, 7/15/2017[f]	484,150
	SPX Corporation
2,980,000	7.625%, 12/15/2014	2,965,100
	TransDigm, Inc.
5,365,000	7.750%, 7/15/2014	5,271,112
	United Rentals North America, Inc.
1,740,000	6.500%, 2/15/2012[g]	1,679,100
	USG Corporation
460,000	9.750%, 8/1/2014[f]	469,200

	Total Capital Goods	44,421,095

Commercial Mortgage-Backed Securities (0.3%)
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.867%, 8/10/2017	1,830,138

	Total Commercial Mortgage- Backed Securities	1,830,138

Communications Services (16.8%)
	American Tower Corporation
2,650,000	7.000%, 10/15/2017	2,606,937
	Centennial Communications Corporation
3,260,000	8.125%, 2/1/2014	3,268,150
	Charter Communications Operating, LLC
2,620,000	10.375%, 4/30/2014[f,h]	2,613,450
	Cricket Communications, Inc.
4,130,000	9.375%, 11/1/2014	4,191,950
	Crown Castle International Corporation
3,140,000	9.000%, 1/15/2015	3,316,625
	CSC Holdings, Inc.
2,630,000	8.500%, 4/15/2014[f]	2,708,900
3,050,000	8.500%, 6/15/2015[f]	3,141,500
850,000	8.625%, 2/15/2019[f]	875,500
	Dex Media West, LLC/Dex Media West Finance Company
1,120,000	9.875%, 8/15/2013[h]	207,200
	DIRECTV Holdings, LLC
3,520,000	7.625%, 5/15/2016	3,564,000
	EchoStar DBS Corporation
3,720,000	7.125%, 2/1/2016	3,608,400
	Intelsat Subsidiary Holding Company, Ltd.
6,760,000	8.875%, 1/15/2015	6,827,600
200,000	8.875%, 1/15/2015[f]	202,000
	Intelsat, Ltd.
5,108,000	Zero Coupon, 2/1/2010[i]	4,929,220
	Level 3 Financing, Inc.
4,630,000	9.250%, 11/1/2014[g]	4,039,675
	Mediacom, LLC/Mediacom Capital Corporation
4,230,000	9.500%, 1/15/2013[g]	4,208,850
	MetroPCS Wireless, Inc.
3,950,000	9.250%, 11/1/2014	4,088,250
850,000	9.250%, 11/1/2014[f]	879,750
	Nextel Communications, Inc.
3,770,000	6.875%, 10/31/2013	3,440,125
	Nielsen Finance, LLC/Nielsen Finance Company
2,300,000	10.000%, 8/1/2014	2,311,500
1,500,000	11.500%, 5/1/2016[f]	1,571,250
	NTL Cable plc
4,510,000	9.125%, 8/15/2016	4,555,100
	Paetec Holding Corporation
2,610,000	8.875%, 6/30/2017[f]	2,479,500
	Quebecor Media, Inc.
2,900,000	7.750%, 3/15/2016	2,755,000
	Qwest Communications International, Inc.
1,080,000	7.500%, 2/15/2014[g]	1,055,700
	Qwest Corporation
1,430,000	7.625%, 6/15/2015	1,426,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Communications Services (16.8%) - continued
$400,000	8.375%, 5/1/2016[f]	$410,000
	R.H. Donnelley Corporation
3,395,000	6.875%, 1/15/2013[h]	203,700
	Sprint Capital Corporation
3,820,000	8.375%, 3/15/2012	3,867,750
	Time Warner Telecom Holdings, Inc.
4,880,000	9.250%, 2/15/2014	5,038,600
	UPC Holding BV
3,300,000	9.875%, 4/15/2018[f]	3,283,500
	Videotron Ltee
4,650,000	6.875%, 1/15/2014	4,557,000
640,000	9.125%, 4/15/2018	664,000
1,070,000	9.125%, 4/15/2018[f]	1,110,125
	Virgin Media Finance plc
2,160,000	8.750%, 4/15/2014	2,181,600
	Wind Acquistion Finance SA
3,520,000	11.750%, 7/15/2017[f]	3,766,400
	Windstream Corporation
1,080,000	8.625%, 8/1/2016	1,096,200
1,600,000	7.000%, 3/15/2019	1,488,000

	Total Communications Services	102,539,432

Consumer Cyclical (21.2%)
	AMC Entertainment, Inc.
4,450,000	8.750%, 6/1/2019[f]	4,383,250
	Ameristar Casinos, Inc.
3,360,000	9.250%, 6/1/2014[f]	3,460,800
	Beazer Homes USA, Inc.
1,105,000	8.625%, 5/15/2011	884,000
	Blockbuster, Inc.
2,550,000	9.000%, 9/1/2012[g]	1,096,500
	Burlington Coat Factory Warehouse Corporation
3,500,000	11.125%, 4/15/2014	2,975,000
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
4,710,000	10.125%, 3/1/2012	3,815,100
	D.R. Horton, Inc.
1,000,000	6.500%, 4/15/2016	900,000
	Dollarama Group, LP
1,489,000	7.468%, 12/15/2009[e]	1,332,655
3,150,000	8.875%, 8/15/2012	3,102,750
	Firekeepers Development Authority
4,900,000	13.875%, 5/1/2015[f]	4,900,000
	Ford Motor Credit Company, LLC
3,170,000	7.375%, 2/1/2011	3,056,457
9,120,000	8.000%, 6/1/2014[g]	8,423,652
	Gaylord Entertainment Company
4,210,000	6.750%, 11/15/2014	3,410,100
	Goodyear Tire & Rubber Company
980,000	10.500%, 5/15/2016	1,051,050
	Group 1 Automotive, Inc.
3,810,000	8.250%, 8/15/2013	3,429,000
	Hanesbrands, Inc.
2,090,000	4.593%, 12/15/2009[e]	1,766,050

	Harrah’s Operating Company, Inc.
3,110,000	11.250%, 6/1/2017[f]	3,148,875
	Host Hotels & Resorts, LP
2,040,000	6.875%, 11/1/2014	1,938,000
	KB Home
3,040,000	6.250%, 6/15/2015	2,751,200
	Lear Corporation
3,820,000	8.500%, 12/1/2013[h]	1,709,450
	Limited Brands, Inc.
2,000,000	6.900%, 7/15/2017	1,787,502
	Macy’s Retail Holdings, Inc.
3,050,000	8.875%, 7/15/2015	3,158,665
	MGM MIRAGE
4,030,000	11.125%, 11/15/2017[f]	4,433,000
	Norcraft Holdings, LP/Norcraft Capital Corporation
1,250,000	9.750%, 9/1/2012	1,187,500
	Peninsula Gaming, LLC
2,200,000	8.375%, 8/15/2015[f]	2,200,000
3,300,000	10.750%, 8/15/2017[c,f]	3,205,125
	Perry Ellis International, Inc.
2,200,000	8.875%, 9/15/2013	1,914,000
	Pokagon Gaming Authority
3,111,000	10.375%, 6/15/2014[f]	3,095,445
	Pulte Homes, Inc.
3,355,000	5.200%, 2/15/2015	3,019,500
	Rite Aid Corporation
1,370,000	9.750%, 6/12/2016[f]	1,445,350
2,500,000	7.500%, 3/1/2017	2,137,500
	Ryland Group, Inc.
2,000,000	8.400%, 5/15/2017	1,960,000
	Seminole Hard Rock Entertainment
2,415,000	3.129%, 9/15/2009[e,f]	1,811,250
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,504,000
	Shingle Springs Tribal Gaming Authority
5,795,000	9.375%, 6/15/2015[f]	3,708,800
	Speedway Motorsports, Inc.
3,300,000	6.750%, 6/1/2013	3,201,000
910,000	8.750%, 6/1/2016[f]	930,475
	Starwood Hotels & Resorts Worldwide, Inc.
2,600,000	7.875%, 10/15/2014	2,587,000
	Stewart Enterprises, Inc., Convertible
2,090,000	3.125%, 7/15/2014	1,729,475
870,000	3.375%, 7/15/2016	696,000
	Toys R Us Property Company I, LLC
2,610,000	10.750%, 7/15/2017[f]	2,675,250
	TRW Automotive, Inc.
1,930,000	7.000%, 3/15/2014[f,g]	1,717,700
	Tunica Biloxi Gaming Authority
4,870,000	9.000%, 11/15/2015[j]	4,285,600
	Turning Stone Resort Casino Enterprise
1,500,000	9.125%, 12/15/2010[j]	1,425,000
4,150,000	9.125%, 9/15/2014[j]	3,672,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Consumer Cyclical (21.2%) - continued
	Universal City Development Services
$1,270,000	11.750%, 4/1/2010	$1,263,650
	Universal City Florida Holding Company I/II
3,655,000	5.778%, 8/1/2009[e]	3,179,850
	Warnaco, Inc.
3,495,000	8.875%, 6/15/2013	3,591,112
	WMG Acquisition Corporation
2,400,000	9.500%, 6/15/2016[f]	2,544,000
	Wyndham Worldwide Corporation
2,600,000	6.000%, 12/1/2016	2,204,184

	Total Consumer Cyclical	129,804,572

Consumer Non-Cyclical (12.0%)
	Biomet, Inc.
3,400,000	10.000%, 10/15/2017[f,g]	3,680,500
1,700,000	10.375%, 10/15/2017	1,819,000
1,690,000	11.625%, 10/15/2017	1,833,650
	Community Health Systems, Inc.
3,960,000	8.875%, 7/15/2015	4,078,800
	Constellation Brands, Inc.
2,330,000	7.250%, 9/1/2016	2,283,400
	HCA, Inc.
6,690,000	6.750%, 7/15/2013	6,255,150
2,766,000	9.625%, 11/15/2016	2,883,555
3,040,000	8.500%, 4/15/2019[f]	3,116,000
	Ingles Markets, Inc.
1,900,000	8.875%, 5/15/2017[f]	1,923,750
	Jarden Corporation
3,330,000	7.500%, 5/1/2017[g]	3,196,800
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014[f]	2,885,625
	M-Foods Holdings, Inc.
3,050,000	9.750%, 10/1/2013[f]	3,103,375
	Michael Foods, Inc.
2,760,000	8.000%, 11/15/2013	2,766,900
	Omnicare, Inc.
3,420,000	6.875%, 12/15/2015	3,189,150
	Pinnacle Foods Finance, LLC
3,155,000	9.250%, 4/1/2015[g]	2,997,250
	Select Medical Corporation
1,300,000	7.654%, 9/15/2009[e]	1,027,000
2,990,000	7.625%, 2/1/2015	2,586,350
	Smithfield Foods, Inc.
800,000	10.000%, 7/15/2014[f]	834,000
	Stater Brothers Holdings, Inc.
1,830,000	8.125%, 6/15/2012	1,848,300
	Sun Healthcare Group, Inc.
2,590,000	9.125%, 4/15/2015	2,615,900
	SUPERVALU, Inc.
1,000,000	8.000%, 5/1/2016	992,500
	Surgical Care Affiliates, Inc.
3,374,962	8.875%, 7/15/2015[j]	2,463,722

	Tenet Healthcare Corporation
1,300,000	7.375%, 2/1/2013	1,251,250
2,095,000	9.000%, 5/1/2015[f,g]	2,210,225
1,095,000	10.000%, 5/1/2018[f]	1,209,975
	U.S. Oncology, Inc.
1,700,000	10.750%, 8/15/2014	1,683,000
3,290,000	9.125%, 8/15/2017[f]	3,396,925
	Valeant Pharmaceuticals International
1,370,000	8.375%, 6/15/2016[f]	1,390,550
	Visant Holding Corporation
3,565,000	10.250%, 12/1/2013	3,654,125

	Total Consumer Non-Cyclical	73,176,727

Energy (6.5%)
	Chesapeake Energy Corporation
1,710,000	7.500%, 9/15/2013	1,701,450
3,570,000	6.250%, 1/15/2018	3,177,300
	Cie Generale de Geophysique-Veritas
1,070,000	9.500%, 5/15/2016[f]	1,112,800
	Connacher Oil and Gas, Ltd.
1,030,000	11.750%, 7/15/2014[f]	1,035,150
2,560,000	10.250%, 12/15/2015[f]	1,625,600
	Denbury Resources, Inc.
2,590,000	7.500%, 12/15/2015	2,564,100
1,280,000	9.750%, 3/1/2016	1,366,400
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	3,224,737
	Helix Energy Solutions Group, Inc.
1,830,000	9.500%, 1/15/2016[f]	1,683,600
	Hornbeck Offshore Services, Inc.
1,100,000	6.125%, 12/1/2014	1,023,000
	Mariner Energy, Inc.
2,170,000	11.750%, 6/30/2016	2,267,650
	Newfield Exploration Company
3,390,000	6.625%, 4/15/2016	3,271,350
	Penn Virginia Corporation
910,000	10.375%, 6/15/2016	970,288
	PetroHawk Energy Corporation
2,840,000	9.125%, 7/15/2013	2,946,500
650,000	10.500%, 8/1/2014[f]	695,500
	Plains Exploration & Production Company
2,400,000	7.750%, 6/15/2015	2,382,000
3,510,000	10.000%, 3/1/2016	3,795,188
	Quicksilver Resources, Inc.
920,000	11.750%, 1/1/2016[g]	1,008,550
	Sandridge Energy, Inc.
1,660,000	9.875%, 5/15/2016[f]	1,676,600
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018[f]	2,556,375

	Total Energy	40,084,138

Financials (3.1%)
	Bank of America Corporation
3,340,000	8.125%, 5/15/2018	2,857,270
	Deluxe Corporation
1,075,000	7.375%, 6/1/2015	924,500
	Developers Diversified Realty Corporation, Convertible
650,000	3.000%, 3/15/2012	520,000
	FTI Consulting, Inc.
1,750,000	7.625%, 6/15/2013	1,745,625

	General Motors Acceptance Corporation, LLC
2,661,000	5.375%, 6/6/2011[f,g]	2,401,552
5,283,000	6.875%, 9/15/2011[f]	4,873,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Financials (3.1%) - continued
$1,840,000	7.500%, 12/31/2013[f]	$1,564,000
	Lender Processing Services, Inc.
530,000	8.125%, 7/1/2016	535,300
	Nuveen Investments, Inc.
2,530,000	13.098%, 7/21/2015	2,378,200
1,330,000	10.500%, 11/15/2015[f]	944,300

	Total Financials	18,744,315

Technology (3.1%)
	Amkor Technology, Inc.
2,120,000	7.750%, 5/15/2013[g]	2,059,050
	Avago Technologies Finance Pte
488,000	6.168%, 9/1/2009[e]	427,000
3,750,000	10.125%, 12/1/2013	3,900,000
	First Data Corporation
2,130,000	9.875%, 9/24/2015[g]	1,797,188
	Jabil Circuit, Inc.
700,000	7.750%, 7/15/2016[c]	673,001
	NXP BV/NXP Funding, LLC
950,000	10.000%, 7/15/2013[f]	845,500
	Seagate Technology HDD Holdings
4,035,000	6.800%, 10/1/2016	3,792,900
	SunGard Data Systems, Inc.
1,770,000	9.125%, 8/15/2013	1,805,400
3,350,000	10.250%, 8/15/2015	3,433,750

	Total Technology	18,733,789

Transportation (2.0%)
	Delta Air Lines, Inc.
2,010,000	7.920%, 11/18/2010	1,788,900
	Hertz Corporation
1,555,000	8.875%, 1/1/2014	1,496,687
	Kansas City Southern de Mexico SA de CV
2,420,000	7.625%, 12/1/2013	2,178,000
870,000	7.375%, 6/1/2014	765,600
	Kansas City Southern Railway Company
420,000	13.000%, 12/15/2013	470,400
	Navios Maritime Holdings, Inc.
2,700,000	9.500%, 12/15/2014	2,295,000
	United Air Lines, Inc.
900,363	7.730%, 7/1/2010	877,854
	Windsor Petroleum Transport Corporation
2,735,000	7.840%, 1/15/2021[j]	2,487,658

	Total Transportation	12,360,099

Utilities (8.4%)
	AES Corporation
1,376,000	8.750%, 5/15/2013[f]	1,403,520
3,200,000	7.750%, 10/15/2015	3,096,000
3,200,000	8.000%, 10/15/2017	3,136,000
	Copano Energy, LLC
3,010,000	8.125%, 3/1/2016	2,934,750
	Dynegy Holdings, Inc.
1,720,000	6.875%, 4/1/2011[g]	1,694,200
1,585,000	8.375%, 5/1/2016[g]	1,378,950
	Edison Mission Energy
1,670,000	7.500%, 6/15/2013	1,523,875
2,820,000	7.000%, 5/15/2017	2,245,425
2,720,000	7.200%, 5/15/2019	2,060,400
	El Paso Corporation
640,000	12.000%, 12/12/2013	726,400
1,900,000	6.875%, 6/15/2014	1,877,943
640,000	8.250%, 2/15/2016	652,800
1,900,000	7.000%, 6/15/2017	1,825,518
	Energy Future Holdings Corporation
1,000,000	10.875%, 11/1/2017[g]	867,500
	Ferrellgas Partners, LP
2,540,000	6.750%, 5/1/2014[f]	2,311,400
	NRG Energy, Inc.
4,660,000	7.375%, 2/1/2016	4,508,550
	Public Service Company of New Mexico
4,000,000	7.950%, 5/15/2018	3,949,496
	Regency Energy Partners, LP
2,650,000	8.375%, 12/15/2013	2,663,250
1,650,000	9.375%, 6/1/2016[f]	1,683,000
	SemGroup, LP
3,680,000	8.750%, 11/15/2015[f,h]	110,400
	Southern Star Central Corporation
1,910,000	6.750%, 3/1/2016	1,785,850
	Texas Competitive Electric Holdings Company, LLC
6,380,000	10.250%, 11/1/2015	5,008,300
	Williams Companies, Inc.
2,250,000	7.625%, 7/15/2019	2,407,500
	Williams Partners, LP
1,810,000	7.250%, 2/1/2017	1,773,800

	Total Utilities	51,624,827

	Total Long-Term Fixed Income (cost $567,862,227)	550,155,952

Shares	Preferred Stock (1.1%)	Value
Financials (1.1%)
69,000	Bank of America Corporation, 8.625%	1,567,680
2,600	Bank of America Corporation, Convertible, 7.250%	2,184,000
1,014	Preferred Blocker, Inc., 7.000%[f]	466,915
3,000	Wells Fargo & Company, Convertible, 7.500%	2,519,880

	Total Financials	6,738,475

	Total Preferred Stock (cost $6,285,969)	6,738,475

	Common Stock (0.2%)
Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[k,l]	0

	Total Consumer Discretionary	0

Materials (<0.1%)
15	Pliant Corporation[h,k,l]	0

	Total Materials	0

Telecommunications Services (<0.1%)
3,026	XO Holdings, Inc.[l]	1,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Common Stock (0.2%)	Value
Telecommunications Services (<0.1%) - continued
6,054	XO Holdings, Inc., Class A Stock Warrants[l]	$36
4,540	XO Holdings, Inc., Class B Stock Warrants[l]	5
4,540	XO Holdings, Inc., Class C Stock Warrants[l]	5

	Total Telecommunications Services	1,574

Utilities (0.2%)
38,153	NRG Energy, Inc.[l]	1,038,143

	Total Utilities	1,038,143

	Total Common Stock (cost $3,274,558)	1,039,717

	Collateral Held for Securities Loaned (6.0%)
36,853,878	Thrivent Financial Securities Lending Trust	36,853,878

	Total Collateral Held for Securities Loaned (cost $36,853,878)	36,853,878

Shares or Principal Amount	Short-Term Investments (2.3%)[m]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,325,000	0.165%, 8/26/2009	5,324,390
1,700,000	0.200%, 9/21/2009	1,699,525
	Federal National Mortgage Association Discount Notes
5,000,000	0.140%, 8/3/2009	4,999,961
1,751,681	Thrivent Money Market Fund	1,751,681

	Total Short-Term Investments (at amortized cost)	13,775,557

	Total Investments (cost $649,825,813) 103.0%	$628,866,550

	Other Assets and Liabilities, Net (3.0%)	(18,047,636)

	Total Net Assets 100.0%	$610,818,914

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $144,974,675 or 23.7% of total net assets.
g	All or a portion of the security is on loan.
h	In bankruptcy.
i	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
j	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 31, 2009.

Security	Acquisition Date	Cost
Surgical Care Affiliates, Inc.	6/21/2007	$3,374,962
Tunica Biloxi Gaming Authority	11/8/2005	4,879,259
Turning Stone Resort Casino Enterprise	5/1/2007	1,510,635
Turning Stone Resort Casino Enterprise	9/8/2006	4,067,329
Windsor Petroleum Transport Corporation	4/21/1998	2,455,739

k	Security is fair valued.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,665,243
Gross unrealized depreciation	(43,624,506)

Net unrealized appreciation (depreciation)	$(20,959,263)

Cost for federal income tax purposes	$649,825,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

High Yield Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,711,874	—	2,711,874	—
Communications Services	1,912,067	—	1,912,067	—
Consumer Cyclical	9,869,554	—	9,869,554	—
Technology	2,049,698	—	2,049,698	—
Utilities	3,759,778	—	3,759,778	—

Long-Term Fixed Income
Asset-Backed Securities	868,303	—	868,303	—
Basic Materials	55,968,517	—	55,968,517	—
Capital Goods	44,421,095	—	44,421,095	—
Commercial Mortgage-Backed Securities	1,830,138	—	1,830,138	—
Communications Services	102,539,432	—	102,539,432	—
Consumer Cyclical	129,804,572	—	129,804,572	—
Consumer Non-Cyclical	73,176,727	—	73,176,727	—
Energy	40,084,138	—	40,084,138	—
Financials	18,744,315	—	18,744,315	—
Technology	18,733,789	—	18,733,789	—
Transportation	12,360,099	—	9,693,345	2,666,754
Utilities	51,624,827	—	51,624,827	—

Preferred Stock
Financials	6,738,475	6,271,560	466,915	—

Common Stock
Consumer Discretionary	—	—	—	—
Materials	—	—	—	—
Telecommunications Services	1,574	1,574	—	—
Utilities	1,038,143	1,038,143	—	—
Collateral Held for Securities Loaned	36,853,878	36,853,878	—	—
Short-Term Investments	13,775,557	1,751,681	12,023,876	—

Total	$628,866,550	$45,916,836	$580,282,960	$2,666,754

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value July 31, 2009
Long-Term Fixed Income Transportation	—	40,220	61,845	290,324	766,865	1,507,500	2,666,754

Total	$—	$40,220	$61,845	$290,324	$766,865	$1,507,500	$2,666,754

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
Money Market	$13,845,003	$31,749,981	$43,843,303	1,751,681	$1,751,681	$44,915
Thrivent Financial Securities Lending Trust	30,966,137	133,041,574	127,153,833	36,853,878	36,853,878	219,984
Total Value and Income Earned	44,811,140				38,605,559	264,899

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Alabama (0.1%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$846,910

	Total Alabama	846,910

Alaska (0.5%)
	Alaska Energy Authority Power Revenue Refunding Bonds (Bradley Lake) (Series 5) (FSA Insured)
3,155,000	5.000%, 7/1/2021[a]	3,080,227
	Northern Tobacco Securitization Corporation, Alaska Tobacco Settlement Asset Backed Revenue Bonds (Series A)
1,405,000	6.200%, 6/1/2022[b]	1,434,322
	Valdez, Alaska Marine Terminal Revenue Bonds
1,285,000	0.030%, 10/1/2025	1,285,000
1,140,000	0.030%, 12/1/2029	1,140,000

	Total Alaska	6,939,549

Arizona (0.7%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing) (FGIC Insured)
975,000	5.000%, 6/1/2011[a]	989,888
1,020,000	5.000%, 6/1/2012[a]	1,036,881
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,039,460
1,200,000	5.000%, 4/1/2018	1,240,152
	Glendale, Arizona Industrial Development Authority Revenue Bonds
2,500,000	5.000%, 5/15/2031	2,303,775
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University) (Series A)
500,000	5.750%, 5/15/2021[b]	550,505
	Pima County, Arizona Industrial Development Authority Multifamily Revenue Bonds (La Hacienda Project) (GNMA/FHA Insured)
1,285,000	7.000%, 12/20/2031[a,b]	1,486,655
	Yavapai County, Arizona Hospital Revenue Bonds (Yavapai Regional Medical Center) (Series A)
500,000	6.000%, 8/1/2033	459,620

	Total Arizona	9,106,936

Arkansas (0.4%)
	Arkansas Housing Development Agency Single Family Mortgage Revenue Bonds (FHA Insured)
110,000	8.375%, 7/1/2010[a,b]	117,617
	Arkansas State Community Water System Public Water Authority Revenue Bonds (Series B) (MBIA Insured)
2,400,000	5.000%, 10/1/2023[a]	2,473,944
	Jonesboro, Arkansas Residential Housing and Health Care Facilities Revenue Bonds (St. Bernards Regional Medical Center) (AMBAC Insured)
1,580,000	5.800%, 7/1/2011[a]	1,581,169
	Pope County, Arkansas Pollution Control Revenue Bonds (Arkansas Power and Light Company Project) (FSA Insured)
875,000	6.300%, 12/1/2016[a]	875,096

	Total Arkansas	5,047,826

California (10.4%)
	Anaheim, California Public Financing Authority Lease Revenue Bonds (Public Improvements Project) (Series A) (FSA Insured)
3,950,000	6.000%, 9/1/2024[a]	4,327,462
	Beverly Hills California University School District General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	3,000,600
	California Educational Finance Authority Revenue Bonds
1,000,000	5.875%, 10/1/2034	922,980
	California Infrastructure & Economic Bank Revenue Bonds (Bay Area Toll Bridges) (1st Lien-A)
5,000,000	5.000%, 7/1/2025[b]	5,685,400
	California Infrastructure & Economic Development Bank Revenue Bonds
3,000,000	6.250%, 2/1/2039	3,051,420
	California Pollution Control Financing Authority Revenue Bonds
4,900,000	0.280%, 12/1/2012	4,900,000
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (Series D) (GNMA/FNMA Insured) (Subject to ‘AMT’)
45,000	7.100%, 6/1/2031[a]	45,165
	California State General Obligation Bonds
2,780,000	5.000%, 8/1/2014	3,052,051
2,765,000	5.000%, 9/1/2015	3,031,242
	California State General Obligation Bonds (AMBAC Insured)
2,000,000	6.300%, 9/1/2010[a]	2,099,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
California (10.4%) - continued
	California State Public Works Board Lease Revenue Bonds (Department of Corrections State Prison)
$3,000,000	7.400%, 9/1/2010	$3,148,920
	California State Public Works Board Lease Revenue Bonds (UCLA Replacement Hospital) (Series A) (FSA Insured)
4,000,000	5.375%, 10/1/2015[a]	4,301,320
	California State Revenue General Obligation Bonds
2,000,000	5.250%, 11/1/2021	2,059,500
10,000	5.250%, 4/1/2029	9,927
3,990,000	5.250%, 4/1/2029[b]	4,646,634
10,000,000	5.250%, 3/1/2038	9,503,500
	California State Unrefunded General Obligation Bonds (MBIA Insured)
300,000	6.000%, 8/1/2016[a]	301,074
	California State Veterans General Obligation Revenue Bonds (FGIC Insured) (Series AT)
2,000,000	9.500%, 2/1/2010[a]	2,080,880
	Chula Vista Ca Industrial Development Revenue Bonds
2,000,000	5.875%, 2/15/2034	1,958,020
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Insured)
4,030,000	7.500%, 5/1/2014[a,b]	5,075,059
	East Bay, California Municipal Utility District Water System Revenue Bonds
10,000,000	5.000%, 6/1/2037	9,866,100
	Golden West Schools Financing Authority, California Revenue Bonds (Series A) (MBIA Insured)
420,000	5.800%, 2/1/2022[a]	490,585
	Los Angeles, California Community College District General Obligation Bonds (Election 2008) (Series A)
10,000,000	6.000%, 8/1/2033	10,513,700
	Los Angeles, California Unified School District General Obligation Bonds (Series I)
5,000,000	5.000%, 1/1/2034	4,756,300
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development Project) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[a]	2,181,750
	Pomona, California Single Family Mortgage Revenue Bonds (Series A) (GNMA/FNMA Insured)
3,735,000	7.600%, 5/1/2023[a,b]	4,848,702
	San Bernardino County, California Single Family Mortgage Revenue Bonds (Series A) (GNMA Insured)
1,335,000	7.500%, 5/1/2023[a,b]	1,722,270
	San Diego Community College District, California Revenue Bonds (FSA Guaranteed)
10,000,000	5.000%, 5/1/2030[a]	10,073,600
	San Diego, California Unified School District, Capital Appreciation Bonds, Convertible (Election 2008) (Series A)
10,000,000	6.000%, 7/1/2019	5,483,800
	San Francisco, California Bay Area Rapid Transit District Sales Tax Revenue Bonds (AMBAC Insured)
1,500,000	6.750%, 7/1/2010[a]	1,582,185
	San Jose, California Airport Revenue Bonds (Series A)
8,000,000	5.000%, 3/1/2037	6,360,240
	San Jose, California Redevelopment Agency Tax Allocation Bonds (Series A) (MBIA Insured)
2,760,000	5.000%, 8/1/2025[a]	2,423,860
	Santa Monica, California Community College District General Obligation Bonds (Election 2004) (Series C)
5,000,000	Zero Coupon, 8/1/2025	1,991,850
	Tuolumne Wind Project Authority Revenue Bonds
2,000,000	5.625%, 1/1/2029	2,012,220
	University of California Revenue Bonds (Series O)
5,000,000	5.250%, 5/15/2039	5,064,450

	Total California	132,571,826

Colorado (5.5%)
	Colorado Educational & Cultural Facilities Authority Revenue Bonds
475,000	5.125%, 6/15/2032	359,627
1,000,000	5.375%, 6/15/2038	763,690
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Bromley East Project) (Series A)
2,000,000	7.250%, 9/15/2030[b]	2,269,940
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Cherry Creek Academy Facility, Inc.)
570,000	6.000%, 4/1/2021	505,071
1,280,000	6.000%, 4/1/2030	1,028,608
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (Classical Academy)
2,825,000	7.250%, 12/1/2030[b]	3,251,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Colorado (5.5%) - continued
	Colorado Educational and Cultural Facilities Authority Revenue Bonds (University Lab School Project)
$1,000,000	5.750%, 6/1/2016[b]	$1,083,830
750,000	6.125%, 6/1/2021[b]	817,935
6,250,000	6.250%, 6/1/2031[b]	6,830,188
	Colorado Health Facilities Authority Revenue Bonds
70,000	6.250%, 12/1/2010	70,000
470,000	6.250%, 12/1/2010[b]	489,702
1,920,000	6.800%, 12/1/2020	1,989,446
3,080,000	6.800%, 12/1/2020[b]	3,383,904
3,000,000	5.750%, 5/15/2036	2,647,110
1,000,000	6.125%, 6/1/2038	1,000,100
	Colorado Health Facilities Authority Revenue Bonds (Parkview Medical Center Project)
1,000,000	6.500%, 9/1/2020[b]	1,112,730
500,000	6.600%, 9/1/2025[b]	557,390
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series A-2) (Subject to ‘AMT’)
105,000	7.450%, 10/1/2016	112,986
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series A-3)
20,000	7.250%, 4/1/2010	20,061
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series B-3)
360,000	6.700%, 8/1/2017	365,602
	Colorado Housing and Finance Authority Revenue Bonds (Single Family Program) (Series C-3) (FHA/VA Insured)
40,000	7.150%, 10/1/2030[a]	40,466
	Colorado Housing and Finance Authority Single Family Revenue Bonds (Series A-3)
15,000	7.000%, 11/1/2016	15,056
	Colorado Housing and Finance Authority Single Family Revenue Bonds (Series D-2) (Subject to ‘AMT’)
475,000	6.350%, 11/1/2029	507,081
	Colorado State Higher Education Capital Construction Lease Purchase Program Certificates of Participation
1,500,000	5.500%, 11/1/2027	1,568,385
	Colorado Water Resources and Power Development Authority Clean Water Revenue Unrefunded Bonds (Series A) (FSA Insured)
50,000	6.250%, 9/1/2013[a]	50,001
3,525,000	5.250%, 11/1/2021[a]	3,690,111
	Denver, Colorado City and County Airport Revenue Bonds (Series A)
5,000,000	5.000%, 11/15/2022	5,159,900
	Denver, Colorado City and County Bonds
6,000,000	5.600%, 10/1/2029	6,342,660
	Denver, Colorado Health and Hospital Authority Healthcare Revenue Bonds (Series A)
2,000,000	5.250%, 12/1/2031	1,597,900
	Denver, Colorado Health and Hospital Authority Healthcare Revenue Bonds (Series A) (ACA/CBI Insured)
2,000,000	6.250%, 12/1/2016[a,b]	2,231,080
	Jefferson County, Colorado School District General Obligation Bonds (FSA Guaranteed)
10,000,000	5.000%, 12/15/2016[a]	11,335,700
	Larimer County, Colorado School District #R1 Poudre Valley General Obligation Bonds (MBIA/IBC Insured)
3,000,000	7.000%, 12/15/2016[a]	3,479,490
	Northwest Parkway Public Highway Authority, Colorado Capital Appreciation Revenue Bonds, Convertible (Series C) (AMBAC Insured)
4,000,000	5.700%, 6/15/2011[a,b]	4,161,280
	University of Colorado Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032	1,308,663

	Total Colorado	70,146,844

Connecticut (0.3%)
	Connecticut State Special Tax Obligation Revenue Bonds (Transportation Infrastructure) (Series B)
4,000,000	6.500%, 10/1/2010	4,259,280

	Total Connecticut	4,259,280

District of Columbia (0.4%)
	District of Columbia Tobacco Settlement Financing Corporation Revenue Bonds
5,635,000	6.250%, 5/15/2024	5,341,135

	Total District of Columbia	5,341,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Florida (2.9%)
	Brevard County, Florida Housing Finance Authority Homeowner Mortgage Revenue Bonds (Series B) (GNMA Insured)
$323,000	6.500%, 9/1/2022[a]	$345,164
	Broward County Florida Water and Sewer Utility Revenue Bonds (Series A)
3,000,000	5.250%, 10/1/2034	3,012,780
	Florida State Board of Education Capital Outlay Unrefunded General Obligation Bonds (MBIA Insured)
505,000	9.125%, 6/1/2014[a]	596,930
	Florida State Revenue Bonds (Jacksonville Transportation)
1,520,000	5.000%, 7/1/2019	1,520,152
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Bonds
2,000,000	5.150%, 9/1/2025	2,016,720
	Jacksonville, Florida Health Facilities Authority Revenue Bonds (Series C)
1,500,000	5.750%, 8/15/2015[b]	1,552,245
	Leon County, Florida Educational Facilities Authority Certificates of Participation
1,145,000	8.500%, 9/1/2017[b]	1,631,946
	Miami-Dade County, Florida Aviation Revenue Bonds
7,500,000	5.500%, 10/1/2036[c]	7,313,625
8,000,000	5.500%, 10/1/2041[c]	7,628,960
	Orange County, Florida Health Facilities Authority Revenue Bonds (Orlando Regional Healthcare System) (Series A) (MBIA Insured)
2,000,000	6.250%, 10/1/2018[a]	2,211,000
	Orange County, Florida Housing Finance Authority Homeowner Revenue Bonds (Series B-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
110,000	5.900%, 9/1/2028[a]	109,859
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds
6,000,000	5.000%, 8/15/2032	5,543,820
	Tallahassee, Florida Consolidated Utility Revenue Bonds
4,000,000	5.000%, 10/1/2032	3,972,600

	Total Florida	37,455,801

Georgia (3.0%)
	Bibb County, Georgia Authority Environmental Improvement Revenue Bonds
6,900,000	4.850%, 12/1/2009	6,851,976
	Brunswick, Georgia Water and Sewer Revenue Refunding Bonds (MBIA Insured)
1,275,000	6.000%, 10/1/2011[a]	1,321,512
1,500,000	6.100%, 10/1/2019[a]	1,655,850
	Burke County Georgia Development Authority Pollution Control Revenue Bonds
6,000,000	5.700%, 1/1/2043	6,039,420
	Chatham County, Georgia Hospital Authority Revenue Bonds (C/O Memorial Medical Center)
1,560,000	5.750%, 1/1/2029	1,242,743
	Chatham County, Georgia Hospital Authority Revenue Bonds (Memorial Health University Medical Center)
1,000,000	6.125%, 1/1/2024	872,100
	Cherokee County, Georgia Water and Sewer Authority Revenue Refunding Bonds (MBIA Insured)
5,000,000	5.500%, 8/1/2018[a]	5,708,050
	Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue Bonds
5,275,000	5.125%, 3/1/2027	3,270,131
	Georgia State General Obligation Bonds (Series D)
3,500,000	5.000%, 8/1/2012	3,914,540
	Georgia State Prerefunded Balance General Obligation Bonds (Series B)
35,000	5.650%, 3/1/2012[b]	39,255
	Georgia State Unrefunded Balance General Obligation Bonds (Series B)
1,965,000	5.650%, 3/1/2012	2,201,252

	Milledgeville-Balswin County, Georgia Development Authority Revenue Bonds
2,500,000	5.500%, 9/1/2024[b]	2,973,300
	Savannah, Georgia Economic Development Authority Student Housing Revenue Bonds (State University Project) (Series A) (ACA Insured)
1,500,000	6.750%, 11/15/2020[a,b]	1,639,035

	Total Georgia	37,729,164

Hawaii (2.1%)
	Hawaii State Highway Revenue Bonds
7,330,000	5.500%, 7/1/2018	8,608,572
	Honolulu, Hawaii City & County Board of Water Supply Water System Revenue Bonds (Series A)
5,000,000	5.000%, 7/1/2036	5,031,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Hawaii (2.1%) - continued
	Honolulu, Hawaii City & County Revenue Bonds (Series A) (FSA Insured)
$10,000,000	5.250%, 3/1/2027[a]	$10,408,600
	Honolulu, Hawaii City & County Revenue Bonds (Unrefunded Balance) (Series A) (FGIC Insured)
2,555,000	6.250%, 4/1/2014[a]	3,034,088

	Total Hawaii	27,082,960

Idaho (0.4%)
	Idaho Falls, Idaho General Obligation Bonds (FGIC Insured)
3,115,000	Zero Coupon, 4/1/2010[a]	3,069,459
2,000,000	Zero Coupon, 4/1/2011[a]	1,925,700

	Total Idaho	4,995,159

Illinois (9.3%)
	Broadview, Illinois Tax Increment Tax Allocation Revenue Bonds
2,000,000	5.250%, 7/1/2012	1,966,160
1,000,000	5.375%, 7/1/2015	962,520
	Chicago, Illinois Capital Appreciation City Colleges General Obligation Bonds (FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[a]	5,056,600
	Chicago, Illinois Lakefront Millennium Project General Obligation Bonds (MBIA Insured)
3,000,000	5.750%, 1/1/2029[a,b]	3,403,380
	Chicago, Illinois Single Family Mortgage Revenue Bonds (Series C) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)
120,000	7.050%, 10/1/2030[a]	121,279
120,000	7.000%, 3/1/2032[a]	126,618
	Chicago, Illinois Tax Increment Capital Appreciation Tax Allocation Bonds (Series A) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014[a]	5,213,808
	Cook County, Illinois Community Consolidated School District #15 Palatine Capital Appreciation General Obligation Bonds (FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,b]	863,800
	Cook County, Illinois General Obligation Bonds (Series A) (MBIA Insured)
2,500,000	6.250%, 11/15/2011[a]	2,772,625
	Cook County, Illinois School District #99 Cicero General Obligation Bonds (FGIC Insured)
1,250,000	8.500%, 12/1/2011[a]	1,438,350
1,565,000	8.500%, 12/1/2014[a]	1,996,017
1,815,000	8.500%, 12/1/2016[a]	2,406,236
	Du Page County, Illinois General Obligation Bonds (Stormwater Project)
1,000,000	5.600%, 1/1/2021	1,145,790
	Illinois Development Finance Authority Revenue Bonds (Midwestern University) (Series B)
1,000,000	6.000%, 5/15/2026[b]	1,105,420
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[b]	5,747,896
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (University Center Project)
1,000,000	6.625%, 5/1/2017[b]	1,162,500
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement) (Series A)
1,600,000	6.250%, 9/1/2014	1,601,744
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health Systems)
2,000,000	5.250%, 9/1/2018	2,001,980
	Illinois Health Facilities Authority Revenue Bonds (Lutheran General Health Care Facilities) (FSA Insured)
2,000,000	6.000%, 4/1/2018[a]	2,311,840
	Illinois Health Facilities Authority Revenue Bonds (Passavant Memorial Area Hospital Association)
2,500,000	6.000%, 10/1/2024[b]	2,681,850
	Illinois Health Facilities Authority Revenue Bonds (Rush-Presbyterian-St. Lukes) (Series A) (MBIA Insured)
2,785,000	5.250%, 11/15/2014[a]	2,785,975
	Illinois Health Facilities Authority Revenue Bonds (Swedish American Hospital)
3,960,000	6.875%, 11/15/2030[b]	4,141,130
	Illinois Health Facilities Authority Revenue Bonds (Thorek Hospital and Medical Center)
4,655,000	5.250%, 8/15/2018	4,579,449
	Illinois Health Facilities Authority Unrefunded Revenue Bonds (Series B) (MBIA/IBC Insured)
2,120,000	5.250%, 8/15/2018[a]	2,126,318

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Illinois (9.3%) - continued
	Illinois State Sales Tax Revenue Bonds (Second Series)
$7,900,000	5.750%, 6/15/2018	$9,389,624
	Illinois State Sales Tax Revenue Bonds (Series L)
3,065,000	7.450%, 6/15/2012	3,589,820
	Illinois, Rush University Medical Center Finance Authority Refunding Bonds (Series B) (MBIA Insured)
2,000,000	5.250%, 11/1/2035[a]	1,654,020
	Illinois, Rush University Medical Center Finance Revenue Bonds
3,000,000	7.250%, 11/1/2038	3,236,130
	Joliet, Illinois Regional Port District Marine Term Revenue Bonds
250,000	0.030%, 10/1/2024	250,000
	McHenry County, Illinois Community High School District #157 General Obligation Bonds (FSA Insured)
3,035,000	9.000%, 12/1/2017[a]	4,225,570
	McLean County, Illinois Bloomington - Normal Airport Central Illinois Regional Authority Revenue Bonds (Subject to ‘AMT’)
4,000,000	6.050%, 12/15/2019	3,477,440
	Metropolitan Pier and Exposition Authority, Illinois State Tax Capital Appreciation Revenue Bonds, Convertible (McCormick Place Exposition Project) (Series B) (MBIA Insured)
7,000,000	5.500%, 6/15/2012[a]	6,664,770
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (FGIC Insured)
1,410,000	5.250%, 12/15/2028[a]	1,434,041
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series A) (FGIC Insured)
885,000	5.500%, 6/15/2015[a]	1,009,201
17,505,000	Zero Coupon, 6/15/2020[a]	10,194,737
	Metropolitan Pier and Exposition Authority, Illinois State Tax Revenue Bonds (McCormick Place Exposition Project) (Series A) (MBIA Insured)
3,100,000	Zero Coupon, 6/15/2024[a]	1,386,134
2,000,000	Zero Coupon, 12/15/2024[a]	870,400
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
6,550,000	5.250%, 12/1/2032	7,115,199
	Regional Transportation Authority, Illinois Revenue Bonds (Series A) (FGIC Insured)
3,000,000	6.700%, 11/1/2021[a]	3,658,500
	University of Illinois Auxiliary Facilities System Revenue Bonds (Series A)
2,500,000	5.750%, 4/1/2038	2,630,300

	Total Illinois	118,505,171

Indiana (1.3%)
	Ball State University, Indiana University Student Fee Revenue Bonds (Series K) (FGIC Insured)
700,000	5.750%, 7/1/2020[a,b]	780,430
	East Chicago, Indiana Elementary School Building Corporation Revenue Bonds
1,115,000	6.250%, 1/5/2016	1,201,000
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital Obligation) (Series 2009-A)
1,500,000	6.750%, 3/1/2039	1,532,745
	Indiana Health and Educational Facilities Finance Authority Hospital Revenue Bonds
500,000	5.250%, 5/15/2041	464,340
	Indiana Transportation Finance Authority Highway Revenue Bonds (Series A)
250,000	6.800%, 12/1/2016	294,737
	Indiana Transportation Finance Authority Highway Revenue Bonds (Series A) (MBIA/IBC Insured)
655,000	7.250%, 6/1/2015[a,b]	706,431
	Indiana Transportation Finance Authority Highway Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured)
3,375,000	7.250%, 6/1/2015[a]	3,975,345
	Indianapolis, Indiana Local Public Improvement Bond Bank Bonds (Series A)
5,000,000	5.750%, 1/1/2038[c]	4,951,350
	Purdue University, Indiana Revenue Bonds (Student Fees) (Series L)
2,120,000	5.000%, 7/1/2020	2,200,624

	Total Indiana	16,107,002

Iowa (0.8%)
	Coralville, Iowa Urban Renewal Annual Appropriation Revenue Bonds (Tax Increment-H2)
1,495,000	5.000%, 6/1/2011	1,554,322
3,125,000	5.000%, 6/1/2021	2,979,500
	Iowa Finance Authority Health Care Facilities Revenue Bonds (Genesis Medical Center)
4,500,000	6.250%, 7/1/2025	4,544,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Iowa (0.8%) - continued
	Iowa Finance Authority Single Family Revenue Bonds (Series E)
$1,440,000	5.000%, 1/1/2037	$1,307,995

	Total Iowa	10,386,367

Kansas (0.7%)
	Kansas State Development Finance Authority Health Facility Revenue Bonds
90,000	5.375%, 11/15/2024[b]	99,512
910,000	5.375%, 11/15/2024	915,242
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center Project) (Series A) (AMBAC Insured)
2,000,000	5.500%, 9/1/2025[a]	2,000,940
	Salina, Kansas Hospital Revenue Bonds
1,725,000	5.000%, 10/1/2036	1,488,796
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (Series A-2) (GNMA Insured)
185,000	6.700%, 6/1/2029[a]	190,274
	Wyandotte County/Kansas City, Kansas Unified Government Special Obligation Revenue Bonds (2nd Lien-B)
4,350,000	5.000%, 12/1/2020	4,156,512
	Total Kansas	8,851,276

Kentucky (0.3%)
	Kentucky Economic Development Authority Louisville Arena Project Revenue Bonds
1,000,000	6.000%, 12/1/2033	1,035,900
	Paducah, Kentucky Electric Plant Board Revenue Bonds (Series A)
2,500,000	5.250%, 10/1/2035	2,547,225
	Total Kentucky	3,583,125

Louisiana (2.5%)
	Jefferson Parish, Louisiana Home Mortgage Authority Single Family Mortgage Revenue Bonds (Series A-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
405,000	7.500%, 12/1/2030[a]	437,189
	Jefferson Parish, Louisiana Home Mortgage Authority Single Family Mortgage Revenue Bonds (Series D-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
95,000	7.500%, 6/1/2026[a]	99,310
	Louisiana Housing Finance Agency Single Family Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
25,000	7.050%, 6/1/2031[a]	25,125
	Louisiana Public Facilities Authority Hospital Revenue Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)
3,000,000	8.625%, 12/1/2030[a,b]	3,346,470
	Louisiana Public Facilities Authority Revenue Bonds (MBIA Insured)
4,745,000	5.250%, 3/1/2031[a]	4,065,042
	New Orleans, Louisiana General Obligation Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[a]	5,601,765
	Parish of St. John Baptist, Louisiana Revenue Bonds (Marathon Oil Corporation Project) (Series A) (Non-‘AMT’)
13,000,000	5.125%, 6/1/2037	10,990,980
	Regional Transportation Authority, Louisiana Sales Tax Revenue Bonds (Series A) (FGIC Insured)
2,605,000	8.000%, 12/1/2012[a]	3,104,847
	Tobacco Settlement Financing Corporation, Louisiana Revenue Bonds (Series 2001-B)
4,200,000	5.500%, 5/15/2030	4,085,844
	Total Louisiana	31,756,572

Maryland (0.7%)
	Maryland State Economic Development Corporation Revenue Bonds (Lutheran World Relief)
1,790,000	7.200%, 4/1/2025[b]	1,897,991
	Maryland State Economic Development Corporation Student Housing Revenue Bonds (Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[a]	1,037,709
	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical System)
1,000,000	6.000%, 7/1/2022[b]	1,139,420
	Morgan State University, Maryland Academic and Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)
4,500,000	6.050%, 7/1/2015[a]	5,157,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Maryland (0.7%) - continued
	Prince George’s County, Maryland Housing Authority Single Family Mortgage Revenue Bonds (Series A) (GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)
$5,000	7.400%, 8/1/2032[a]	$5,050

	Total Maryland	9,237,935

Massachusetts (3.3%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds (Series B) (MBIA Insured)
5,000,000	5.500%, 7/1/2025[a]	5,792,700
	Massachusetts Health and Educational Facilities Authority Revenue Bonds
5,400,000	5.500%, 2/15/2028	6,102,972
	Massachusetts State Construction Lien General Obligation Bonds (Series A) (FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013[a]	5,562,880
	Massachusetts State Development Finance Agency Revenue Bonds (Devens Electric Systems)
725,000	5.625%, 12/1/2016	734,802
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds
15,000,000	5.250%, 7/1/2033	16,566,300
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System) (Series C)
1,000,000	6.000%, 7/1/2016	1,050,660
	Massachusetts State Water Pollution Abatement Trust Revenue Bonds
5,000,000	5.000%, 8/1/2024	5,650,200
	Total Massachusetts	41,460,514

Michigan (2.4%)
	East Lansing, Michigan Building Authority General Obligation Bonds
2,000,000	5.700%, 4/1/2020	2,324,580
	Grand Valley, Michigan State University Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,003,460
	Kalamazoo, Michigan Hospital Finance Authority Revenue Bonds
3,250,000	5.000%, 5/15/2026	3,128,288
	Michigan Public Power Agency Revenue Bonds (Combustion Turbine #1 Project) (Series A) (AMBAC Insured)
1,380,000	5.250%, 1/1/2016[a]	1,438,774
	Michigan State Hospital Finance Authority Revenue Bonds (Detroit Medical Center)
45,000	8.125%, 8/15/2012	45,378
	Michigan State Hospital Finance Authority Revenue Bonds (MBIA Insured)
2,825,000	5.375%, 8/15/2014[a,b]	3,157,107
	Michigan State Hospital Finance Authority Revenue Bonds (Series P) (MBIA Insured)
175,000	5.375%, 8/15/2014[a,b]	185,619
	Michigan State Hospital Finance Authority Revenue Refunding Bonds (Crittenton Hospital) (Series A)
2,750,000	5.500%, 3/1/2022	2,575,925
	Michigan State Trunk Line Fund Revenue Bonds (FSA Insured)
5,000,000	5.000%, 11/1/2022[a]	5,142,550
	Rochester, Michigan Community School District General Obligation Bonds (MBIA Insured)
4,500,000	5.000%, 5/1/2019[a]	5,136,525
	Sault Ste. Marie, Michigan Chippewa Indians Housing Authority Revenue Bonds (Tribal Health and Human Services Center)
2,340,000	7.750%, 9/1/2012	2,341,474
	St. Clair County, Michigan Economic Development Corporation Revenue Bonds (Detroit Edison) (Series AA) (AMBAC Insured)
2,000,000	6.400%, 8/1/2024[a]	2,000,780
	Summit Academy North, Michigan Public School Academy Certificates of Participation
990,000	6.550%, 7/1/2014[b]	1,044,133
690,000	8.375%, 7/1/2030[b]	738,763
	Total Michigan	30,263,356

Minnesota (2.8%)
	Baytown Township Minnesota Revenue Bonds
1,000,000	7.000%, 8/1/2038	817,570
	Minneapolis and St. Paul, Minnesota Housing & Redevelopment Authority Healthcare System Revenue Bonds (HealthPartners Obligation Group Project)
800,000	6.000%, 12/1/2021	802,936
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series A) (AMBAC Insured)
5,000,000	5.000%, 1/1/2035[a]	4,705,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Minnesota (2.8%) - continued
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series B)
$2,030,000	5.000%, 1/1/2022	$1,886,824
	Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport Revenue Bonds (Series C) (FGIC Insured)
4,750,000	5.000%, 1/1/2031[a]	4,598,190
	Minnesota Agricultural and Economic Development Board Health Care System Unrefunded Balance Revenue Bonds (Fairview Hospital) (Series A) (MBIA Insured)
85,000	5.750%, 11/15/2026[a]	82,547
	Minnesota Higher Education Facilities Authority Revenue Bonds (College of Art and Design) (Series 5-D)
1,000,000	6.625%, 5/1/2020[b]	1,042,890
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas) (Series 5-Y)
530,000	5.250%, 10/1/2019	563,353
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes, North Oaks)
2,000,000	6.125%, 10/1/2039	1,652,540
	Northern Municipal Power Agency Minnesota Electric System Revenue Bonds (Series A)
2,000,000	5.000%, 1/1/2026	2,019,040
	Northfield, Minnesota Hospital Revenue Bonds (Series C)
1,000,000	6.000%, 11/1/2021[b]	1,108,290
1,300,000	6.000%, 11/1/2026[b]	1,440,777
2,040,000	6.000%, 11/1/2031[b]	2,260,911
	St. Louis Park, Minnesota Health Care Facilities Revenue Bonds
2,000,000	5.250%, 7/1/2030[b]	2,255,340
1,000,000	5.750%, 7/1/2030	993,040
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Bonds
4,000,000	5.000%, 10/1/2024	4,154,400
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facilities Revenue Bonds (HealthPartners Obligation Group PJ)
230,000	5.250%, 5/15/2019	224,149
1,500,000	5.250%, 5/15/2036	1,271,760
	White Earth Band of Chippewa Indians, Minnesota Revenue Bonds (Series A) (ACA Insured)
3,195,000	7.000%, 12/1/2011[a]	3,208,323

	Total Minnesota	35,088,180

Missouri (1.8%)
	Jackson County, Missouri Special Obligation Harry S. Truman Sports Complex Revenue Bonds (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a]	7,628,250
	Missouri State Environmental Improvement and Energy Resources Authority Pollution Control Revenue Bonds (Associated Electric Coop Project)
2,000,000	4.375%, 12/1/2034	2,062,120
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds (Series A)
1,000,000	5.250%, 1/1/2018	1,079,370
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds
2,500,000	5.000%, 5/15/2020	2,573,050
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes Jewish, Inc. Christian) (Series A)
3,000,000	5.250%, 5/15/2014	3,240,540
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health Securities Project)
1,500,000	5.600%, 2/15/2025	1,362,375
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Saint Anthony’s Medical Center)
1,000,000	6.250%, 12/1/2030[b]	1,081,560
	Missouri State Health and Educational Facilities Authority Revenue Bonds (Lake of the Ozarks)
655,000	6.500%, 2/15/2021	655,792
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series B-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
110,000	7.450%, 9/1/2031[a]	113,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Missouri (1.8%) - continued
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA Insured)
$90,000	6.550%, 9/1/2028[a]	$90,955
	Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Series C-1) (GNMA/FNMA Insured) (Subject to ‘AMT’)
190,000	7.150%, 3/1/2032[a]	203,144
	St. Charles County, Missouri Francis Howell School District General Obligation Bonds (Series A)
2,000,000	5.250%, 3/1/2018	2,331,300

	Total Missouri	22,421,788

Montana (0.9%)
	Montana Facility Finance Authority Revenue Providence Health and Services Revenue Bonds
2,830,000	5.000%, 10/1/2024	2,875,761
	Montana State Board of Housing Single Family Mortgage Revenue Bonds (Series A-1)
40,000	6.000%, 6/1/2016	40,060
	Montana State Board of Housing Single Family Mortgage Revenue Bonds (Series A-2) (Subject to ‘AMT’)
125,000	6.250%, 6/1/2019	125,510
	Montana State Board of Regents Revenue Bonds (Higher Education-University of Montana) (Series F) (MBIA Insured)
1,165,000	5.750%, 5/15/2016[a]	1,218,741
	Montana State Health Facilities Authority Revenue Bonds (Hillcrest Senior Living Project)
3,000,000	7.375%, 6/1/2030[b]	3,199,140
	Montana State Hospital Finance Authority Revenue Refunding Bonds
3,860,000	5.250%, 6/1/2018	3,910,527

	Total Montana	11,369,739

Nebraska (1.6%)
	Douglas County, Nebraska Hospital Authority Revenue Bonds
2,000,000	5.750%, 11/1/2048	1,749,860
	Nebraska Public Power District Revenue Bonds (Series B) (AMBAC Insured)
2,500,000	5.000%, 1/1/2013[a]	2,703,625
	Omaha, Nebraska Public Power District Electric Revenue Bonds (Series A)
5,780,000	5.000%, 2/1/2046	5,732,026
	Omaha, Nebraska Public Power District Revenue Bonds (Series B)
2,595,000	6.150%, 2/1/2012[b]	2,784,954
	Omaha, Nebraska Special Assessment Revenue Bonds (Riverfront Redevelopment Project) (Series A)
1,675,000	5.500%, 2/1/2015	1,809,151
	University of Nebraska Revenue Bonds (Lincoln Student Fees & Facilities) (Series B)
5,000,000	5.000%, 7/1/2023	5,221,800

	Total Nebraska	20,001,416

New Jersey (1.7%)
	Hudson County, New Jersey Department of Finance and Administration Certificates of Participation (MBIA Insured)
2,000,000	6.250%, 12/1/2015[a]	2,303,280
	New Jersey State Educational Facilities Authority Revenue Bonds
1,000,000	5.500%, 9/1/2036	987,470
	New Jersey State Highway Authority Revenue Bonds (Series L)
1,000,000	5.250%, 7/15/2018	1,159,190
	New Jersey State Turnpike Authority Revenue Bonds (Series C) (AMBAC-TCRS Insured)
745,000	6.500%, 1/1/2016[a]	841,351
3,695,000	6.500%, 1/1/2016[a,b]	4,374,363
260,000	6.500%, 1/1/2016[a,b]	307,803
	New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System) (Series A) (FSA Insured)
5,000,000	5.500%, 12/15/2016[a]	5,668,050
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds
3,180,000	5.250%, 1/1/2025	3,661,548
	West New York, New Jersey Municipal Utilities Authority Revenue Bonds (FGIC Insured)
2,595,000	Zero Coupon, 12/15/2009[a,b]	2,586,125

	Total New Jersey	21,889,180

New Mexico (0.9%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds (Series A)
3,500,000	5.500%, 9/1/2023	3,637,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
New Mexico (0.9%) - continued
	New Mexico Mortgage Finance Authority Single Family Mortgage Revenue Bonds (Series C-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
$425,000	6.950%, 9/1/2031[a]	$442,973
	Sandoval County, New Mexico Incentive Payment Revenue Bonds
7,500,000	5.000%, 6/1/2020	7,838,175

	Total New Mexico	11,918,873

New York (8.2%)
	Metropolitan Transportation Authority, New York Transportation Facilities Revenue Bonds (Series A)
5,000,000	5.500%, 7/1/2017	5,575,550
	Metropolitan Transportation Authority, New York Transportation Facilities Revenue Bonds (Series O)
3,320,000	5.750%, 7/1/2013[b]	3,532,347
	New York State Dormitory Authority Revenue Bonds (Series B)
4,000,000	5.250%, 5/15/2012	4,276,560
	New York State Dormitory Authority Revenue Bonds (State University Educational Facilities) (Series A)
2,000,000	7.500%, 5/15/2013	2,347,180
5,000,000	5.875%, 5/15/2017	5,641,250
	New York State Local Government Assistance Corporation Revenue Bonds (Series E) (MBIA/IBC Insured)
2,000,000	5.250%, 4/1/2016[a]	2,291,520
	New York State Mortgage Agency Revenue Bonds (Series 26)
280,000	5.350%, 10/1/2016	280,053
	New York State Thruway Authority Revenue Bonds (Series B) (FSA Insured)
2,500,000	5.000%, 4/1/2015[a]	2,817,800
	New York State Urban Development Corporation Revenue Bonds (Correctional and Youth Facilities) (Series A)
20,000,000	5.000%, 1/1/2017	20,798,800
	New York State Urban Development Corporation Revenue State Personal Income Tax Bonds (Series B-1)
2,000,000	5.000%, 3/15/2036	1,988,240
	New York, New York City Municipal Water and Sewer System Revenue Bonds (Series A) (AMBAC Insured)
2,000,000	5.875%, 6/15/2012[a,b]	2,279,780
	New York, New York City Transitional Finance Authority Revenue Bonds
735,000	5.375%, 11/15/2021	777,520
	New York, New York City Transitional Finance Authority Revenue Bonds (Future Tax Secured) (Series A)
8,940,000	5.500%, 11/1/2011[d]	9,582,786
1,805,000	5.375%, 11/15/2021[b]	2,062,772
	New York, New York City Transitional Finance Authority Revenue Bonds (Future Tax Secured) (Series B)
13,000,000	5.250%, 2/1/2011[d]	13,597,090
	New York, New York General Obligation Bonds (Series A)
1,750,000	5.500%, 8/1/2022	1,839,968
	New York, New York General Obligation Bonds (Series B)
12,000,000	5.250%, 8/1/2017	12,970,680
	New York, New York Municipal Water Finance Authority and Sewer System Revenue Bonds
11,000,000	5.750%, 6/15/2040	11,713,680

	Total New York	104,373,576

North Carolina (2.3%)
	North Carolina Eastern Municipal Power Agency Power System Prerefunded Revenue Bonds (Series A)
1,475,000	6.000%, 1/1/2026[b]	1,846,847
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
4,000,000	5.375%, 1/1/2017	4,194,120
7,170,000	5.250%, 1/1/2020	7,481,393
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds (Series B)
2,375,000	5.500%, 1/1/2021	2,382,814
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds (Series D)
5,000,000	5.500%, 1/1/2014	5,445,300
2,000,000	6.750%, 1/1/2026	2,032,040
	North Carolina Municipal Power Agency #1 Catawba Electric Revenue Bonds (Series B)
610,000	6.375%, 1/1/2013	624,915
	North Carolina Municipal Power Agency #1 Catawba Electric Revenue Bonds (Series B) (MBIA Insured)
4,000,000	6.000%, 1/1/2011[a]	4,241,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
North Carolina (2.3%) - continued
	Wake County, North Carolina Industrial, Facilities, and Pollution Control Revenue Bonds (Carolina Power and Light Company Project)
$1,000,000	5.375%, 2/1/2017	$1,039,880

	Total North Carolina	29,289,149

North Dakota (0.8%)
	Grand Forks, North Dakota Health Care System Revenue Bonds (Altru Health Systems Group)
3,500,000	7.125%, 8/15/2024[b]	3,761,205
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Northern Burleigh County) (Series A)
2,945,000	5.650%, 10/1/2029	3,014,708
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity Medical Center) (Series B)
3,250,000	6.250%, 7/1/2021	3,162,153

	Total North Dakota	9,938,066

Ohio (2.8%)
	Akron, Ohio Economic Development Revenue Bonds (MBIA Insured)
875,000	6.000%, 12/1/2012[a]	964,696
	Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Series A-2)
6,520,000	5.125%, 6/1/2024	5,342,358
	Lorain County, Ohio Hospital Revenue Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021	2,002,800
	Lucas County, Ohio Health Care Facilities Revenue Bonds (Sunset Retirement) (Series A)
2,000,000	6.550%, 8/15/2024	1,904,620
	Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center)
2,000,000	6.750%, 4/1/2018[b]	2,100,400
2,500,000	6.750%, 4/1/2022[b]	2,625,500
	Ohio State Higher Education Faculty Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020	2,409,040
	Ohio State Turnpike Commission Turnpike Revenue Bonds
10,000,000	5.500%, 2/15/2026	11,345,400
	Ohio State Turnpike Commission Turnpike Revenue Bonds (Series A) (FGIC Insured)
2,000,000	5.500%, 2/15/2024[a]	2,296,180
	Port of Greater Cincinnati Development Authority Revenue Bonds
1,750,000	5.000%, 10/1/2025	1,394,190
	University of Cincinnati, Ohio General Receipts Revenue Bonds (Series D) (AMBAC Insured)
2,545,000	5.000%, 6/1/2016[a]	2,726,916

	Total Ohio	35,112,100

Oklahoma (0.6%)
	Oklahoma Development Finance Authority Hospital Revenue Bonds (Unity Health Center Project)
1,040,000	5.000%, 10/1/2011	1,062,942
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Series C-2) (Subject to ‘AMT’)
110,000	7.550%, 9/1/2028	116,722
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA Insured) (Subject to ‘AMT’)
135,000	7.100%, 9/1/2028[a]	139,944
	Oklahoma State Municipal Power Authority Revenue Bonds
1,500,000	6.000%, 1/1/2038	1,576,620
	Oklahoma State Municipal Power Authority Revenue Bonds (Series B) (MBIA Insured)
1,500,000	5.875%, 1/1/2012[a]	1,589,685
	Payne County, Oklahoma Economic Development Authority Student Housing Revenue Bonds (Collegiate Housing Foundation) (Series A)
2,900,000	6.375%, 6/1/2030[b]	3,181,271

	Total Oklahoma	7,667,184

Oregon (0.2%)
	Clackamas County, Hospital Facility Authority Revenue Bonds (Legacy Health System) (Series A)
300,000	5.500%, 7/15/2035	298,827
	Salem-Keizer School District 24J, Deferred Interest General Obligation Bonds (Series B)
5,000,000	Zero Coupon, 6/15/2028	1,916,300

	Total Oregon	2,215,127

Pennsylvania (2.7%)
	Allegheny County, Hospital Development Authority Revenue Bonds (Series 2009-A)
2,000,000	5.625%, 8/15/2039	1,981,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Pennsylvania (2.7%) - continued
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Tax Allocation Bonds (Waterfront Project) (Series B)
$465,000	6.000%, 12/15/2010	$489,389
	Allegheny County, Pennsylvania Redevelopment Authority Tax Increment Tax Allocation Bonds (Waterfront Project) (Series C)
1,825,000	6.550%, 12/15/2017[b]	1,913,677
	Allegheny County, University of Pittsburgh Medical Center Hospital Development Authority Revenue Bonds (Series B)
3,000,000	5.000%, 6/15/2018	3,086,370
	Carbon County, Pennsylvania Industrial Development Authority Revenue Bonds (Panther Creek Partners Project) (Subject to ‘AMT’)
845,000	6.650%, 5/1/2010	845,135
	Cornwall Lebanon, Pennsylvania School District Capital Appreciation General Obligation Bonds (FSA Insured)
2,000,000	Zero Coupon, 3/15/2016[a]	1,637,280
1,520,000	Zero Coupon, 3/15/2017[a]	1,182,165
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Ministries)
2,750,000	5.000%, 1/1/2027	2,281,070
2,000,000	5.000%, 1/1/2036	1,529,140
	Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds
300,000	0.430%, 12/1/2015	300,000
	Lancaster County, Pennsylvania Hospital Authority Revenue Bonds
2,000,000	5.500%, 3/15/2026[b]	2,316,900
	Millcreek Township, Pennsylvania School District General Obligation Bonds (FGIC Insured)
3,170,000	Zero Coupon, 8/15/2009[a,b]	3,162,896
	Pennsylvania State Turnpike Commission, Turnpike Capital Appreciation Revenue Bonds, Convertible
8,000,000	6.250%, 6/1/2016[a]	5,323,680
	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds
5,000,000	6.250%, 6/1/2038	5,389,250
	Philadelphia, Pennsylvania Authority for Industrial Development Revenue Bonds (Please Touch Museum Project)
2,000,000	5.250%, 9/1/2026	1,628,600
	York County, Pennsylvania Solid Waste & Refuse Authority Solid Waste System Revenue Bonds (FGIC Insured)
1,000,000	5.500%, 12/1/2012[a]	1,137,860

	Total Pennsylvania	34,205,112

Puerto Rico (0.6%)
	Puerto Rico Industrial Tourist Educational Medical and Environmental Central Facilities Revenue Bonds (AES Cogen Facilities Project) (Subject to ‘AMT’)
7,655,000	6.625%, 6/1/2026	7,678,884

	Total Puerto Rico	7,678,884

South Carolina (1.7%)
	Greenwood County, South Carolina Hospital Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	968,640
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (FGIC Insured)
4,000,000	6.250%, 1/1/2021[a]	4,354,120
5,000,000	5.000%, 1/1/2022[a]	4,873,500
	South Carolina Jobs Economic Development Authority Hospital Facilities Prerefunded Revenue Bonds (Palmetto Health Alliance) (Series C)
4,895,000	6.875%, 8/1/2027[b]	5,834,546
605,000	6.875%, 8/1/2027[b]	721,124
	South Carolina Public Service Authority Revenue Bonds (Series 2008)
2,500,000	5.500%, 1/1/2038	2,623,375
	Spartanburg, South Carolina Waterworks Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,325,320

	Total South Carolina	21,700,625

South Dakota (0.9%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Revenue Bonds (Series B)
5,000,000	6.500%, 6/1/2032	4,376,900
	South Dakota State Health and Educational Facilities Authority Revenue Bonds
5,000,000	5.000%, 11/1/2040	4,454,150
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System, Inc.)
1,170,000	5.625%, 4/1/2032	1,048,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
South Dakota (0.9%) - continued
	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System, Inc.) (ACA/CBI Insured)
$1,770,000	5.650%, 4/1/2022[a]	$1,642,825

	Total South Dakota	11,522,441

Tennessee (1.2%)
	Jackson, Tennessee Hospital Revenue Bonds
2,000,000	5.625%, 4/1/2038	1,975,980
3,000,000	5.750%, 4/1/2041	2,982,420
	Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,607,730
2,000,000	5.350%, 9/1/2012	2,065,000
	Metropolitan Government, Nashville and Davidson County, Tennessee Industrial Development Board Revenue Bonds (Series A) (GNMA Insured)
4,155,000	6.625%, 3/20/2036[a]	4,340,521

	Total Tennessee	15,971,651

Texas (11.0%)
	Alliance Airport Authority, Texas Facilities Income Revenue Bonds
10,000,000	4.850%, 4/1/2021	8,482,700
	Amarillo, Texas Health Facilities Corporation Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (FSA Insured)
2,000,000	5.500%, 1/1/2017[a]	2,074,940
	Austin, Texas Utility System Revenue Bonds (FGIC Insured)
2,250,000	6.000%, 11/15/2013[a]	2,466,495
	Austin, Texas Utility System Revenue Capital Appreciation Refunding Bonds (Financial Services Department) (Series A) (MBIA Insured)
8,100,000	Zero Coupon, 11/15/2009[a]	8,068,167
	Bexar County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Dymaxion and Marrach Park Apartments) (Series A) (MBIA Insured)
1,930,000	6.000%, 8/1/2023[a]	1,600,009
	Bexar County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Pan American Apartments) (Series A-1) (GNMA Insured)
1,720,000	7.000%, 3/20/2031[a]	1,835,928
	Bluebonnet Trails Community Mental Health and Mental Retardation Revenue Bonds
1,000,000	6.125%, 12/1/2016	977,740
	Corpus Christi, Texas General Obligation Bonds (Series A) (FSA Insured)
380,000	5.000%, 3/1/2012[a]	410,624
	Dallas, Texas Independent School District General Obligation Bonds
10,000,000	6.375%, 2/15/2034	11,180,500
	Dallas-Fort Worth, Texas International Airport Revenue Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)
1,000,000	5.500%, 11/1/2016[a]	1,018,890
	Dallas-Fort Worth, Texas International Airport Revenue Bonds (Series A) (Subject to ‘AMT’)
500,000	5.500%, 11/1/2017	507,200
	Dallas-Fort Worth, Texas Regional Airport Revenue Bonds
9,750,000	6.125%, 11/1/2018	9,789,585
	Deer Park, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
1,375,000	5.000%, 2/15/2013[a]	1,541,774
	Denton, Texas Utility System Revenue Bonds (Series A) (FSA Insured)
3,210,000	5.250%, 12/1/2015[a]	3,540,341
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Bonds
1,860,000	0.030%, 10/1/2024	1,860,000
	Gulf Coast Waste Disposal Authority, Texas Pollution Control Revenue Bonds (Exxon Project) (GTY/AGMT Insured)
500,000	0.030%, 6/1/2020[a]	500,000
	Harris County, Houston, Texas General Obligation Bonds (MBIA Insured)
7,000,000	Zero Coupon, 8/15/2024[a]	3,492,860
6,500,000	5.250%, 8/15/2047[a]	6,272,045
	Harris County, Texas Health Facilities Development Authority Hospital Revenue Bonds
2,000,000	7.250%, 12/1/2035	2,148,220
	Harris County, Texas Health Facilities Development Authority Hospital Revenue Bonds (Memorial Hermann Healthcare Project) (Series A)
2,000,000	6.375%, 6/1/2029[b]	2,221,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Texas (11.0%) - continued
	Harris County, Texas Industrial Development Corporation Pollution Control Revenue Bonds
$3,400,000	0.030%, 3/1/2024	$3,400,000
1,300,000	0.030%, 3/1/2024	1,300,000
	Houston, Texas Airport System Revenue Bonds (Series A) (FSA Insured) (Subject to ‘AMT’)
2,000,000	5.625%, 7/1/2030[a]	1,948,340
	Houston, Texas Water and Sewer System Revenue Bonds (Series A) (FSA Insured)
5,000,000	5.750%, 12/1/2032[a,b]	5,923,450
	Lewisville, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[a]	3,643,911
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (Series A)
1,000,000	5.875%, 5/15/2015	1,017,990
	North East Independent School District Texas Unlimited Tax Refunding General Obligation Bonds
5,000,000	5.250%, 2/1/2028	5,615,250
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[b]	3,048,110
	North Texas Tollway Authority Revenue Bonds (Series A)
1,000,000	5.625%, 1/1/2033	982,710
	North Texas Tollway Authority Revenue Bonds (Series D)
5,000,000	Zero Coupon, 1/1/2028	1,696,400
26,125,000	Zero Coupon, 1/1/2034	5,509,501
	Nueces County, Texas Housing Finance Corporation Multi-Family Housing Revenue Bonds (Dolphins Landing Apartments Project) (Series A)
130,000	6.250%, 7/1/2010[b]	134,499
	Ridge Parc Development Corporation, Texas Multifamily Revenue Bonds (GNMA Insured)
1,000,000	6.100%, 6/20/2033[a]	1,045,140
2,795,000	6.150%, 11/20/2041[a]	2,912,306
	San Antonio, Texas General Obligation Bonds (General Improvements)
425,000	5.250%, 2/1/2014	447,087
	San Antonio, Texas Water Revenue Bonds (FSA Insured)
1,000,000	5.500%, 5/15/2018[a]	1,079,420
1,000,000	5.500%, 5/15/2019[a]	1,071,070
1,000,000	5.500%, 5/15/2020[a]	1,063,360
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University Project) (Series 2007)
1,160,000	5.125%, 6/1/2024	1,092,650
1,000,000	5.125%, 6/1/2027	919,290
	Southeast Texas Housing Finance Corporation Revenue Bonds (MBIA Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	8,833,556
	Tarrant County, Texas College District General Obligation Bonds
1,410,000	5.375%, 2/15/2013	1,597,051
	Tarrant County, Texas Cultural Educational Facilities Finance Corporation Revenue Bonds (Texas Health Resources) (Series A)
2,000,000	5.000%, 2/15/2023	1,988,320
	Texas State Veterans Land Board General Obligation Bonds
4,315,000	0.050%, 7/1/2010[b]	4,280,437
	Westlake, Texas General Obligation Bonds
315,000	6.500%, 5/1/2013	362,612
350,000	6.500%, 5/1/2015	402,217
335,000	6.500%, 5/1/2017[b]	406,710
1,650,000	5.750%, 5/1/2024	1,756,557
2,000,000	5.800%, 5/1/2032[b]	2,364,760
	Wylie, Texas Independent School District General Obligation Bonds (PSF/GTD Insured)
745,000	6.875%, 8/15/2014[a,b]	838,430
430,000	6.875%, 8/15/2014[a]	476,720
	Wylie, Texas Independent School District Unrefunded General Obligation Bonds (PSF/GTD Insured)
3,280,000	7.000%, 8/15/2024[a]	3,505,434

	Total Texas	140,652,686

Utah (0.5%)
	Utah Associated Municipal Power Systems Revenue Bonds
6,000,000	5.250%, 12/1/2027	6,023,280

	Total Utah	6,023,280

Virginia (0.8%)
	Fairfax County, Virginia Industrial Development Authority Revenue Bonds (Inova Health Systems Project)
2,500,000	5.250%, 8/15/2019	2,715,650
	Fairfax County, Virginia Water Authority Water Revenue Bonds
3,625,000	5.000%, 4/1/2021	4,135,146

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Virginia (0.8%) - continued
	Tobacco Settlement Authority, Virginia Tobacco Settlement Revenue Bonds
$2,660,000	5.250%, 6/1/2019[b]	$2,811,115

	Total Virginia	9,661,911

Washington (4.5%)
	Energy Northwest, Washington Electric Revenue Bonds (Columbia Generating) (Series A) (MBIA Insured)
1,000,000	5.750%, 7/1/2018[a]	1,086,120
	Franklin County, Washington School District General Obligation Bonds (MBIA Insured)
6,000,000	5.250%, 12/1/2022[a]	6,454,740
	King County, Washington Sewer Revenue Bonds (Series B) (FSA Insured)
10,000,000	5.500%, 1/1/2013[a]	10,968,900
	Tobacco Settlement Authority, Washington Tobacco Settlement Revenue Bonds
7,385,000	6.500%, 6/1/2026	7,265,215
	Washington State Economic Development Finance Authority Lease Revenue Bonds (MBIA Insured)
5,620,000	5.000%, 6/1/2030[a]	5,655,912
	Washington State General Obligation Bonds (Series 93A)
2,430,000	5.750%, 10/1/2012	2,579,445
40,000	5.750%, 10/1/2012[b]	43,105
	Washington State General Obligation Bonds (Series A and AT-6)
660,000	6.250%, 2/1/2011	690,307
	Washington State General Obligation Bonds (Series A)
5,000,000	6.750%, 2/1/2015	5,765,100
	Washington State General Obligation Bonds (Series A) (FSA Insured)
5,000,000	5.000%, 7/1/2021[a]	5,411,750
	Washington State General Obligation Bonds (Series B and AT-7)
2,000,000	6.000%, 6/1/2012	2,271,560
	Washington State Health Care Facilities Authority Revenue Bonds
5,000,000	7.375%, 3/1/2038	5,307,850
	Washington State Health Care Facilities Authority Revenue Bonds (Series A)
1,000,000	5.000%, 12/1/2030	838,640
	Washington State Health Care Facilities Authority Revenue Bonds (Swedish Health Services) (AMBAC Insured)
2,000,000	5.125%, 11/15/2018[a]	2,010,340
	Washington State Housing Finance Commission Nonprofit Housing Revenue Bonds (Crista Ministries Projects) (Series A)
1,000,000	5.350%, 7/1/2014	1,001,770

	Total Washington	57,350,754

Wisconsin (1.5%)
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
5,000,000	5.500%, 12/15/2038	4,774,650
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care) (Series B)
1,500,000	5.500%, 2/15/2015	1,500,285
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc. Obligator)
1,250,000	5.750%, 6/1/2034	1,232,012
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc. Project)
1,000,000	5.750%, 8/15/2020	1,008,100
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic) (Series B)
2,000,000	6.000%, 2/15/2025	1,981,060
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.)
2,000,000	5.500%, 8/15/2029	1,725,620
	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Wheaton Franciscan Services)
6,000,000	5.750%, 8/15/2025[b]	6,774,600

	Total Wisconsin	18,996,327

Wyoming (1.3%)
	Kemmerer, Wyoming Pollution Control Term Revenue Bonds (Exxon Project)
1,530,000	0.030%, 11/1/2014	1,530,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series A)
560,000	0.030%, 11/1/2014	560,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series B)
1,970,000	0.030%, 11/1/2014	1,970,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value
Wyoming (1.3%) - continued
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series C)
$1,955,000	0.030%, 11/1/2014	$1,955,000
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon Project) (Series D)
650,000	0.030%, 11/1/2014	650,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds (Series A)
3,270,000	5.375%, 1/1/2042	3,286,285
	Wyoming State Farm Loan Board Capital Facilities Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,659,664

	Total Wyoming	16,610,949

	Total Long-Term Fixed Income (cost $1,222,474,248)	1,263,333,706

	Total Investments (cost $1,222,474,248) 99.3%	$1,263,333,706

	Other Assets and Liabilities, Net 0.7%	9,244,782

	Total Net Assets 100.0%	$1,272,578,488

a	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.
b	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$63,629,404
Gross unrealized depreciation	(22,769,946)

Net unrealized appreciation (depreciation)	$40,859,458

Cost for federal income tax purposes	$1,222,474,248

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	111,447,632	—	111,447,632	—
Electric Revenue	83,864,673	—	83,864,673	—
Escrowed/Pre-refunded	113,947,703	—	113,947,703	—
General Obligation	227,047,012	—	227,047,012	—
Health Care	174,186,209	—	174,186,209	—
Housing Finance	27,247,115	—	27,247,115	—
Industrial Development Revenue	72,581,424	—	72,581,424	—
Other Revenue	119,392,808	—	119,392,808	—
Tax Revenue	116,545,889	—	116,545,889	—
Transportation	122,886,762	—	122,886,762	—
Water & Sewer	94,186,479	—	94,186,479	—

Total	$1,263,333,706	$—	$1,263,333,706	$—

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Asset-Backed Securities (2.4%)
	Bear Stearns Mortgage Funding Trust
$1,355,920	0.425%, 8/25/2009[a]	$246,463
	Capitalsource Commercial Loan Trust
1,919,572	0.419%, 8/20/2009[a,b]	1,611,026
	Countrywide Asset-Backed Certificates
2,520,140	4.778%, 2/25/2036	1,932,486
2,323,924	5.549%, 4/25/2036[c]	1,548,756
	Credit Based Asset Servicing and Securitization, LLC
47,873	0.395%, 8/25/2009[a]	47,457
	First Franklin Mortgage Loan Asset-Backed Certificates
1,178,880	0.375%, 8/25/2009[a]	1,112,410
	First Horizon ABS Trust
1,710,163	0.445%, 8/25/2009[a,c]	529,106
	GMAC Mortgage Corporation Loan Trust
4,951,718	0.465%, 8/25/2009[a,c]	1,784,421
4,533,514	0.465%, 8/25/2009[a,c]	1,260,734
	IndyMac Seconds Asset-Backed Trust
2,194,617	0.455%, 8/25/2009[a,c]	590,167
	Merna Re, Ltd.
7,250,000	2.348%, 9/30/2009[a,d]	6,807,750

	Total Asset-Backed Securities	17,470,776

Basic Materials (3.2%)
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,668,750
2,700,000	6.125%, 6/1/2018	2,607,790
	Arch Western Finance, LLC
1,100,000	6.750%, 7/1/2013	1,067,000
	Barrick Gold Corporation
1,515,000	6.950%, 4/1/2019	1,758,997
	Dow Chemical Company
1,450,000	8.550%, 5/15/2019	1,590,788
	E.I. Du Pont de Nemours & Company
1,400,000	6.000%, 7/15/2018	1,547,761
	FMG Finance, Pty., Ltd.
1,130,000	10.625%, 9/1/2016[d]	1,166,725
	Freeport-McMoRan Copper & Gold, Inc.
1,140,000	8.375%, 4/1/2017	1,208,400
	Georgia-Pacific Corporation
1,395,000	9.500%, 12/1/2011	1,464,750
	International Paper Company
1,500,000	9.375%, 5/15/2019	1,754,704
	Mosaic Global Holdings, Inc., Convertible
1,500,000	7.375%, 12/1/2014[d]	1,598,994
	Nalco Company
1,130,000	8.875%, 11/15/2013	1,169,550
	Rio Tinto Finance, Ltd.
800,000	5.875%, 7/15/2013	847,357
1,965,000	6.500%, 7/15/2018	2,062,509
	Teck Resources, Ltd.
1,130,000	9.750%, 5/15/2014[d]	1,257,125

	Total Basic Materials	22,771,200

Capital Goods (2.8%)
	BAE Systems Holdings, Inc.
1,900,000	4.950%, 6/1/2014[d]	1,954,836
	Case New Holland, Inc.
800,000	7.125%, 3/1/2014	752,000
	CRH America, Inc.
1,600,000	6.000%, 9/30/2016	1,468,078
1,100,000	8.125%, 7/15/2018	1,106,492
	Honeywell International, Inc.
2,100,000	5.300%, 3/1/2018	2,241,412
	John Deere Capital Corporation
1,700,000	5.350%, 4/3/2018	1,742,442
	L-3 Communications Corporation
750,000	5.875%, 1/15/2015	710,625
	Lockheed Martin Corporation
1,170,000	6.150%, 9/1/2036	1,272,896
	Owens-Brockway Glass Container, Inc.
1,130,000	8.250%, 5/15/2013	1,155,425
	Systems 2001 Asset Trust, LLC
1,892,141	6.664%, 9/15/2013[b]	1,897,851
	United Technologies Corporation
2,000,000	4.875%, 5/1/2015	2,128,392
	Waste Management, Inc.
2,700,000	7.375%, 3/11/2019	3,066,962

	Total Capital Goods	19,497,411

Collateralized Mortgage Obligations (3.0%)
	Banc of America Mortgage Securities, Inc.
5,255,972	4.803%, 9/25/2035	4,136,256
	Countrywide Alternative Loan Trust
3,737,236	6.000%, 1/25/2037	2,709,672
	HomeBanc Mortgage Trust
2,125,433	5.983%, 4/25/2037	1,415,264
	J.P. Morgan Mortgage Trust
4,183,144	5.009%, 7/25/2035	3,454,030
	Merrill Lynch Mortgage Investors, Inc.
3,474,398	4.865%, 6/25/2035	3,002,422
	Wachovia Mortgage Loan Trust, LLC
2,970,982	5.559%, 5/20/2036	2,082,230
	Washington Mutual Mortgage Pass-Through Certificates
4,240,560	1.960%, 8/1/2009[a]	1,543,501
1,777,076	0.575%, 8/25/2009[a]	1,016,428
2,097,046	4.829%, 9/25/2035	1,732,167

	Total Collateralized Mortgage Obligations	21,091,970

Commercial Mortgage-Backed Securities (8.2%)
	Banc of America Large Loan Trust
1,437,000	0.398%, 8/15/2009[a,d]	1,178,210
2,500,000	0.498%, 8/15/2009[a,d]	1,898,538
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.438%, 8/15/2009[a,b]	2,274,378
2,500,000	5.331%, 2/11/2017	2,138,873
3,000,000	5.835%, 9/11/2017	1,674,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Commercial Mortgage-Backed Securities (8.2%) - continued
	Citigroup Commercial Mortgage Trust
$7,500,000	0.428%, 8/15/2009[a,d]	$3,284,752
	Commercial Mortgage Pass- Through Certificates
174,629	0.388%, 8/15/2009[a,d]	171,519
4,000,000	0.418%, 8/15/2009[a,b]	2,539,108
3,500,000	0.468%, 8/15/2009[a,b]	2,090,693
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.458%, 8/15/2009[a,d]	2,036,596
	Crown Castle International Corporation
6,500,000	5.245%, 11/15/2036[d]	6,370,000
	Greenwich Capital Commercial Funding Corporation
6,200,000	5.867%, 8/10/2017	3,782,285
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,000,000	6.007%, 5/15/2017	3,999,155
2,750,000	4.302%, 1/15/2038	2,671,848
6,250,000	5.336%, 5/15/2047	5,076,606
	Merrill Lynch Mortgage Trust
6,500,000	4.747%, 5/12/2043	6,162,124
5,500,000	5.265%, 1/12/2044	3,891,096
	Wachovia Bank Commercial Mortgage Trust
10,000,000	0.408%, 8/15/2009[a,b]	5,009,120
2,000,000	5.765%, 7/15/2016	1,667,212
	Washington Mutual Asset Securities Corporation
571,247	3.830%, 1/25/2035[d]	567,619

	Total Commercial Mortgage-Backed Securities	58,484,134

Communications Services (13.2%)
	Alltel Corporation
750,000	7.000%, 3/15/2016	844,687
	AT&T, Inc.
1,900,000	6.700%, 11/15/2013	2,146,814
2,475,000	5.500%, 2/1/2018	2,620,976
1,000,000	6.400%, 5/15/2038	1,080,720
2,000,000	6.550%, 2/15/2039	2,220,520
	British Telecom plc
1,925,000	9.625%, 12/15/2030	2,364,547
	CC Holdings GS V, LLC
950,000	7.750%, 5/1/2017[d]	969,000
	Citizens Communications Company
1,510,000	6.250%, 1/15/2013	1,453,375
	Comcast Corporation
2,700,000	5.900%, 3/15/2016	2,889,891
1,100,000	6.300%, 11/15/2017	1,211,441
3,000,000	5.700%, 5/15/2018	3,191,100
1,300,000	6.400%, 5/15/2038	1,389,726
	Cox Communications, Inc.
2,100,000	4.625%, 6/1/2013	2,156,981
770,000	5.450%, 12/15/2014	812,102
2,100,000	9.375%, 1/15/2019[d]	2,684,153
1,500,000	8.375%, 3/1/2039[d]	1,874,323
	Cricket Communications, Inc.
760,000	7.750%, 5/15/2016[d]	756,200
	CSC Holdings, Inc.
1,140,000	7.625%, 7/15/2018	1,111,500
	Deutsche Telekom International Finance BV
3,500,000	6.750%, 8/20/2018	3,940,804
	DIRECTV Holdings, LLC
710,000	7.625%, 5/15/2016	718,875
	EchoStar DBS Corporation
750,000	7.125%, 2/1/2016	727,500
	Intelsat Subsidiary Holding Company, Ltd.
1,700,000	8.875%, 1/15/2015	1,717,000
	Level 3 Financing, Inc.
940,000	9.250%, 11/1/2014[e]	820,150
	New Cingular Wireless Services, Inc.
765,000	8.750%, 3/1/2031	998,809
	News America, Inc.
1,100,000	6.900%, 3/1/2019[d]	1,245,534
1,350,000	6.400%, 12/15/2035	1,346,452
	Nextel Communications, Inc.
1,510,000	7.375%, 8/1/2015	1,355,225
	Qtel International Finance, Ltd.
2,250,000	6.500%, 6/10/2014[d]	2,369,878
	Qwest Communications International, Inc.
400,000	7.500%, 2/15/2014	391,000
1,500,000	7.500%, 2/15/2014	1,466,250
	Qwest Corporation
400,000	8.375%, 5/1/2016[d]	410,000
	Rogers Cable, Inc.
1,420,000	8.750%, 5/1/2032	1,734,512
	Rogers Communications, Inc.
2,250,000	6.800%, 8/15/2018	2,576,340
	Rogers Wireless Communications, Inc.
2,000,000	6.375%, 3/1/2014	2,222,282
1,800,000	7.500%, 3/15/2015	2,083,473
	Sprint Capital Corporation
380,000	7.625%, 1/30/2011	382,850
380,000	8.375%, 3/15/2012	384,750
	Telecom Italia Capital SA
2,050,000	5.250%, 11/15/2013	2,116,404
1,750,000	5.250%, 10/1/2015	1,781,999
1,500,000	7.175%, 6/18/2019	1,670,990
	Telefonica SA
1,500,000	4.949%, 1/15/2015	1,594,710
1,500,000	5.877%, 7/15/2019	1,645,045
	Thomson Reuters Corporation
2,500,000	6.500%, 7/15/2018	2,759,927
	Time Warner Cable, Inc.
2,000,000	5.850%, 5/1/2017	2,101,138
1,700,000	8.750%, 2/14/2019	2,109,511
1,500,000	8.250%, 4/1/2019	1,821,890
1,400,000	6.750%, 6/15/2039	1,514,467
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,340,654
	UPC Holding BV
680,000	9.875%, 4/15/2018[d]	676,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Communications Services (13.2%) - continued
	Verizon Communications, Inc.
$1,500,000	5.500%, 2/15/2018	$1,588,786
1,500,000	8.750%, 11/1/2018	1,918,238
3,100,000	8.950%, 3/1/2039	4,266,003
	Verizon Wireless Capital, LLC
1,900,000	5.550%, 2/1/2014[d]	2,066,337
	Virgin Media Finance plc
1,130,000	9.500%, 8/15/2016	1,158,250
	Vodafone Group plc
1,900,000	5.450%, 6/10/2019	1,988,141
	Wind Acquisition Finance SA
1,130,000	11.750%, 7/15/2017[d]	1,209,100

	Total Communications Services	93,997,930

Consumer Cyclical (3.6%)
	AOL Time Warner, Inc.
1,900,000	7.700%, 5/1/2032	2,103,737
	Corrections Corporation of America
1,130,000	6.250%, 3/15/2013	1,107,400
	D.R. Horton, Inc.
1,600,000	5.375%, 6/15/2012	1,528,000
	Firekeepers Development Authority
760,000	13.875%, 5/1/2015[d]	760,000
	Ford Motor Credit Company, LLC
1,510,000	7.375%, 10/28/2009	1,507,234
900,000	8.000%, 6/1/2014	831,281
	Harrah’s Operating Company, Inc.
760,000	11.250%, 6/1/2017[d]	769,500
	Home Depot, Inc.
1,900,000	5.400%, 3/1/2016	1,958,818
	JC Penney & Company, Inc.
700,000	7.950%, 4/1/2017	718,639
	Macy’s Retail Holdings, Inc.
750,000	8.875%, 7/15/2015	776,721
	MGM MIRAGE
950,000	10.375%, 5/15/2014[d]	1,018,875
	Nissan Motor Acceptance Corporation
2,650,000	5.625%, 3/14/2011[d]	2,583,718
	Rite Aid Corporation
750,000	9.750%, 6/12/2016[d]	791,250
	SLM Private Credit Student Loan Trust
708,432	0.639%, 9/15/2009[a]	693,875
	Starwood Hotels & Resorts Worldwide, Inc.
760,000	7.875%, 10/15/2014	756,200
	Time Warner, Inc.
1,900,000	5.875%, 11/15/2016	1,994,183
	Toys R Us Property Company I, LLC
750,000	10.750%, 7/15/2017[d]	768,750
	Viacom, Inc.
2,700,000	6.250%, 4/30/2016	2,851,119
	Wal-Mart Stores, Inc.
1,930,000	5.875%, 4/5/2027	2,056,122

	Total Consumer Cyclical	25,575,422

Consumer Non-Cyclical (6.9%)
	Abbott Laboratories
1,800,000	5.125%, 4/1/2019	1,901,606
	Altria Group, Inc.
800,000	7.750%, 2/6/2014	902,827
1,750,000	9.700%, 11/10/2018	2,128,021
1,500,000	9.950%, 11/10/2038	1,911,188
	AmerisourceBergen Corporation
2,000,000	5.875%, 9/15/2015	1,946,936
	Anheuser-Busch InBev Worldwide, Inc.
1,875,000	5.375%, 11/15/2014[d]	1,960,078
1,100,000	6.875%, 11/15/2019[d]	1,221,985
	Bottling Group, LLC
2,250,000	6.950%, 3/15/2014	2,613,143
	Bunge Limited Finance Corporation
1,570,000	5.350%, 4/15/2014	1,555,573
	Cargill, Inc.
2,400,000	5.600%, 9/15/2012[d]	2,551,735
	Constellation Brands, Inc.
1,500,000	7.250%, 5/15/2017	1,466,250
	Dean Foods Company
800,000	7.000%, 6/1/2016	754,000
	General Mills, Inc.
1,000,000	5.650%, 9/10/2012	1,086,719
2,400,000	5.200%, 3/17/2015	2,561,630
	HCA, Inc.
760,000	6.750%, 7/15/2013	710,600
750,000	9.625%, 11/15/2016	781,875
1,510,000	8.500%, 4/15/2019[d]	1,547,750
	Kellogg Company
3,400,000	4.250%, 3/6/2013	3,539,335
	Kroger Company
1,500,000	6.400%, 8/15/2017	1,637,435
875,000	6.150%, 1/15/2020	934,036
	McKesson Corporation
900,000	7.500%, 2/15/2019	1,053,965
	Merck & Company, Inc.
1,900,000	5.000%, 6/30/2019	1,972,721
	Novartis Securities Investment, Ltd.
1,650,000	5.125%, 2/10/2019	1,738,100
	Pfizer, Inc
1,000,000	5.350%, 3/15/2015	1,106,759
	Roche Holdings, Inc.
3,000,000	6.000%, 3/1/2019[d]	3,327,027
	Safeway, Inc.
900,000	6.350%, 8/15/2017	985,690
	Smithfield Foods, Inc.
750,000	10.000%, 7/15/2014[d]	781,875
	St. Jude Medical, Inc.
1,500,000	4.875%, 7/15/2019	1,523,058
	SUPERVALU, Inc.
1,130,000	7.500%, 11/15/2014	1,093,275
	Tenet Healthcare Corporation
1,130,000	10.000%, 5/1/2018[d,e]	1,248,650
	U.S. Oncology, Inc.
770,000	9.125%, 8/15/2017[d]	795,025

	Total Consumer Non-Cyclical	49,338,867

Energy (8.8%)
	Anadarko Petroleum Corporation
650,000	5.750%, 6/15/2014	683,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Energy (8.8%) - continued
$1,100,000	5.950%, 9/15/2016	$1,142,867
	Apache Corporation
2,200,000	5.250%, 4/15/2013	2,343,557
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	3,563,068
	Chesapeake Energy Corporation
2,630,000	6.500%, 8/15/2017	2,380,150
	ConocoPhillips
1,900,000	4.600%, 1/15/2015	2,011,992
	Enbridge Energy Partners, LP
1,100,000	8.050%, 10/1/2037	880,000
	Energy Transfer Partners, LP
3,350,000	6.700%, 7/1/2018	3,581,194
	Enterprise Products Operating, LP
2,475,000	5.600%, 10/15/2014	2,638,093
2,250,000	6.300%, 9/15/2017	2,419,645
	EOG Resources, Inc.
1,500,000	5.875%, 9/15/2017	1,622,793
	EQT Corporation
800,000	8.125%, 6/1/2019	902,425
	Magellan Midstream Partners, LP
1,800,000	6.450%, 6/1/2014	1,965,973
	Nexen, Inc.
1,925,000	6.400%, 5/15/2037	1,813,671
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,253,522
	ONEOK Partners, LP
2,500,000	8.625%, 3/1/2019	2,972,257
1,750,000	6.850%, 10/15/2037	1,847,720
	PetroHawk Energy Corporation
1,300,000	10.500%, 8/1/2014[d]	1,391,000
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,351,429
	Plains All American Pipeline, LP
550,000	4.250%, 9/1/2012	560,315
1,850,000	6.500%, 5/1/2018	1,990,089
	Premcor Refining Group, Inc.
1,500,000	6.125%, 5/1/2011	1,547,064
1,850,000	6.750%, 5/1/2014	1,836,123
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
1,250,000	5.298%, 9/30/2020[d]	1,215,950
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
750,000	5.500%, 9/30/2014[d]	766,489
900,000	5.832%, 9/30/2016[d]	905,814
	Tesoro Corporation
750,000	9.750%, 6/1/2019	755,625
	Transcontinental Gas Pipe Corporation
2,000,000	8.875%, 7/15/2012	2,280,280
600,000	6.400%, 4/15/2016	640,176
	Transocean, Inc.
2,300,000	6.000%, 3/15/2018	2,475,697
	Weatherford International, Ltd.
1,900,000	6.000%, 3/15/2018	1,931,766
	Western Oil Sands, Inc.
1,900,000	8.375%, 5/1/2012	2,104,252
	Williams Companies, Inc.
1,900,000	8.750%, 1/15/2020[d]	2,147,000
	XTO Energy, Inc.
1,900,000	5.300%, 6/30/2015	1,983,621
1,500,000	6.750%, 8/1/2037	1,678,090

	Total Energy	62,583,046

Financials (21.3%)
	Ace INA Holdings, Inc.
775,000	5.800%, 3/15/2018	813,080
750,000	5.900%, 6/15/2019	792,857
	Allstate Corporation
1,900,000	7.450%, 5/16/2019	2,146,949
	American Express Centurion Bank
1,450,000	5.550%, 10/17/2012	1,481,116
	American Express Credit Corporation
850,000	7.300%, 8/20/2013	907,334
	American International Group, Inc.
2,450,000	8.250%, 8/15/2018	1,448,068
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	1,999,327
	Australia & New Zealand Banking Group, Ltd.
1,400,000	6.200%, 7/19/2013[d]	1,456,577
	AXA SA
2,600,000	6.463%, 12/14/2018[d]	1,742,000
	Bank of America Corporation
500,000	6.000%, 9/1/2017	488,166
1,100,000	8.000%, 1/30/2018	940,819
1,900,000	5.650%, 5/1/2018	1,812,243
800,000	8.125%, 5/15/2018	684,376
	Barclays Bank plc
925,000	5.200%, 7/10/2014	959,303
2,300,000	7.434%, 12/15/2017[d]	1,748,000
1,100,000	6.750%, 5/22/2019	1,194,246
	Bear Stearns Companies, Inc.
2,200,000	6.400%, 10/2/2017	2,352,407
	BNP Paribas SA
2,100,000	5.186%, 6/29/2015[d]	1,422,450
	Capital One Capital V
1,875,000	10.250%, 8/15/2039[f]	1,907,812
	Capital One Financial Corporation
750,000	7.375%, 5/23/2014	813,079
930,000	6.150%, 9/1/2016	831,344
800,000	6.750%, 9/15/2017	789,874
	Capmark Financial Group, Inc.
1,800,000	8.300%, 5/10/2017	415,210
	Charles Schwab Corporation
750,000	4.950%, 6/1/2014	775,993
	Chubb Corporation
1,750,000	5.750%, 5/15/2018	1,861,235
	CIGNA Corporation
2,250,000	6.350%, 3/15/2018	2,119,369
	CIT Group, Inc.
600,000	5.400%, 2/13/2012	329,121
1,003,000	7.625%, 11/30/2012	547,094
	Citigroup, Inc.
1,500,000	6.500%, 8/19/2013	1,528,486
1,300,000	8.500%, 5/22/2019	1,384,126
	CME Group, Inc.
3,700,000	5.400%, 8/1/2013	3,959,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Financials (21.3%) - continued
	Corestates Capital Trust I
$1,000,000	8.000%, 12/15/2026[d]	$863,019
	Coventry Health Care, Inc.
1,200,000	5.875%, 1/15/2012	1,178,482
	Credit Agricole SA
2,400,000	6.637%, 5/31/2017[d]	1,512,000
	Credit Suisse/New York, NY
2,500,000	6.000%, 2/15/2018	2,584,453
	Discover Financial Services
1,100,000	10.250%, 7/15/2019	1,158,154
	Endurance Specialty Holdings, Ltd.
2,800,000	6.150%, 10/15/2015	2,434,015
	ERP Operating, LP
1,500,000	5.125%, 3/15/2016	1,384,665
1,100,000	5.750%, 6/15/2017	1,051,560
	Fifth Third Bancorp
1,700,000	5.450%, 1/15/2017	1,408,215
	General Electric Capital Corporation
700,000	5.900%, 5/13/2014	744,455
1,630,000	5.625%, 9/15/2017	1,643,984
2,500,000	6.375%, 11/15/2017	1,774,060
925,000	6.875%, 1/10/2039	908,336
	General Motors Acceptance Corporation, LLC
1,500,000	6.875%, 9/15/2011[d]	1,383,750
	Goldman Sachs Group, Inc.
750,000	3.625%, 8/1/2012	763,240
950,000	6.000%, 5/1/2014	1,029,409
3,500,000	5.125%, 1/15/2015	3,637,879
1,500,000	5.350%, 1/15/2016	1,521,795
900,000	5.950%, 1/18/2018	948,264
700,000	6.750%, 10/1/2037	706,098
	HSBC Capital Funding, LP/Jersey Channel Islands
2,500,000	9.547%, 6/30/2010[d]	2,450,000
	HSBC Holdings plc
1,300,000	6.800%, 6/1/2038	1,272,521
	International Lease Finance Corporation
2,095,000	5.750%, 6/15/2011	1,655,756
1,900,000	5.300%, 5/1/2012	1,389,284
	J.P. Morgan Chase & Company
1,700,000	5.750%, 1/2/2013	1,798,285
3,400,000	7.900%, 4/30/2018	3,231,734
1,900,000	6.300%, 4/23/2019	2,064,120
	Keybank National Association
1,750,000	5.500%, 9/17/2012	1,736,257
	Lehman Brothers Holdings, Inc.
3,500,000	5.625%, 1/24/2013[g]	612,500
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	1,502,900
	Macquarie Group, Ltd.
1,500,000	7.300%, 8/1/2014[d,f]	1,496,490
	Merrill Lynch & Company, Inc.
2,750,000	5.450%, 2/5/2013	2,776,551
2,000,000	7.750%, 5/14/2038	2,005,214

	MetLife Capital Trust X
2,200,000	9.250%, 4/8/2038[d]	2,114,750
	MetLife, Inc.
1,800,000	6.817%, 8/15/2018	1,927,210
	Mitsubishi UFG Capital Finance, Ltd.
3,020,000	6.346%, 7/25/2016	2,728,259
	Morgan Stanley
2,675,000	6.000%, 5/13/2014	2,855,148
3,050,000	6.625%, 4/1/2018	3,246,045
1,150,000	7.300%, 5/13/2019	1,295,428
	National City Bank
1,900,000	5.800%, 6/7/2017	1,867,449
	Nationwide Health Properties, Inc.
2,850,000	6.250%, 2/1/2013	2,629,202
	Preferred Term Securities XXIII, Ltd.
3,221,039	0.829%, 9/22/2009[a,b]	1,127,364
	ProLogis
1,250,000	5.500%, 4/1/2012	1,181,176
1,400,000	5.625%, 11/15/2015	1,193,195
	Prudential Financial, Inc.
750,000	6.200%, 1/15/2015	770,752
1,600,000	6.000%, 12/1/2017	1,559,342
725,000	5.900%, 3/17/2036	575,413
725,000	5.700%, 12/14/2036	565,857
	QBE Insurance Group, Ltd.
1,120,000	9.750%, 3/14/2014[d]	1,216,099
	Rabobank Nederland
750,000	11.000%, 6/30/2019[d]	873,750
	Regency Centers, LP
1,500,000	5.875%, 6/15/2017	1,277,490
	Reinsurance Group of America, Inc.
3,100,000	5.625%, 3/15/2017	2,352,791
	Resona Bank, Ltd.
4,000,000	5.850%, 4/15/2016[d]	3,200,000
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,426,075
750,000	10.350%, 4/1/2019	897,134
	SLM Corporation
2,075,000	5.400%, 10/25/2011	1,735,966
	Student Loan Marketing Corporation
1,200,000	4.500%, 7/26/2010	1,092,516
	Svenska Handelsbanken AB
2,250,000	4.875%, 6/10/2014[d]	2,324,936
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/25/2016[d]	1,560,000
	Travelers Companies, Inc.
550,000	6.250%, 6/15/2037	587,430
	Travelers Property Casualty Corporation
2,000,000	5.000%, 3/15/2013	2,031,196
	United Health Group
1,500,000	6.500%, 6/15/2037	1,449,375
	Wachovia Bank NA
1,220,000	4.875%, 2/1/2015	1,191,132
	Wachovia Capital Trust III
2,225,000	5.800%, 3/15/2011	1,457,375
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,510,368
	WEA Finance, LLC
1,150,000	7.500%, 6/2/2014[d]	1,172,614
1,000,000	7.125%, 4/15/2018[d]	969,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Financials (21.3%) - continued
	Wells Fargo & Company
$1,100,000	7.980%, 3/15/2018	$951,500
	Willis North America, Inc.
2,940,000	6.200%, 3/28/2017	2,617,097

	Total Financials	151,810,458

Foreign (0.3%)
	Corporacion Andina de Fomento
1,250,000	8.125%, 6/4/2019	1,378,384
	Export-Import Bank of Korea
925,000	5.875%, 1/14/2015	932,057

	Total Foreign	2,310,441

Mortgage-Backed Securities (6.6%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
17,000,000	4.500%, 8/1/2039[f]	17,100,946
23,000,000	5.500%, 8/1/2039[f]	23,826,574
6,000,000	6.500%, 8/1/2039[f]	6,416,250

	Total Mortgage-Backed Securities	47,343,770

Technology (2.4%)
	Avago Technologies Finance Pte
1,130,000	10.125%, 12/1/2013	1,175,200
	Cisco Systems, Inc.
1,100,000	5.900%, 2/15/2039	1,168,877
	Dell, Inc.
1,900,000	5.875%, 6/15/2019	1,975,525
	Hewlett-Packard Company
2,100,000	4.500%, 3/1/2013	2,225,236
	International Game Technology
1,650,000	7.500%, 6/15/2019	1,756,197
	Jabil Circuit, Inc.
185,000	7.750%, 7/15/2016[f]	177,865
	Oracle Corporation
1,900,000	5.000%, 7/8/2019	2,001,758
1,100,000	6.125%, 7/8/2039	1,212,401
	Seagate Technology HDD Holdings
1,130,000	6.800%, 10/1/2016	1,062,200
	SunGard Data Systems, Inc.
1,100,000	9.125%, 8/15/2013	1,122,000
	TDIC Finance, Ltd.
1,100,000	6.500%, 7/2/2014[d]	1,135,295
	Xerox Corporation
950,000	8.250%, 5/15/2014	1,035,091
800,000	6.400%, 3/15/2016	791,424

	Total Technology	16,839,069

Transportation (2.2%)
	American Airlines, Inc.
1,100,000	10.375%, 7/2/2019	1,130,250
	Burlington Northern Santa Fe Corporation
1,800,000	7.000%, 12/15/2025	1,925,404
	Continental Airlines, Inc.
1,350,000	5.983%, 4/19/2022	1,134,000
	Delta Air Lines, Inc.
1,400,000	7.111%, 9/18/2011	1,337,000
	FedEx Corporation
4,064,608	6.720%, 1/15/2022	4,245,211
	Kansas City Southern de Mexico SA de CV
1,320,000	7.375%, 6/1/2014	1,161,600
	Union Pacific Corporation
2,800,000	5.450%, 1/31/2013	2,934,036
1,400,000	5.700%, 8/15/2018	1,463,235

	Total Transportation	15,330,736

U.S. Government (5.5%)
	Federal Home Loan Banks
4,200,000	3.625%, 10/18/2013	4,377,950
	Federal Home Loan Mortgage Corporation
5,600,000	4.125%, 9/27/2013	5,976,902
	Federal National Mortgage Association
7,000,000	5.250%, 8/1/2012[h]	7,409,115
	U.S. Treasury Notes
3,800,000	2.750%, 2/28/2013	3,914,593
1,900,000	2.625%, 6/30/2014[e]	1,910,089
1,700,000	3.250%, 5/31/2016[e]	1,715,540
2,710,000	4.000%, 8/15/2018	2,819,460
3,800,000	2.750%, 2/15/2019	3,569,910
	U.S. Treasury Notes, TIPS
2,155,417	2.000%, 7/15/2014	2,197,853
3,176,550	2.500%, 7/15/2016	3,334,386
1,939,349	1.625%, 1/15/2018	1,930,257

	Total U.S. Government	39,156,055

Utilities (6.4%)
	AES Corporation
1,150,000	8.000%, 6/1/2020	1,098,250
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,078,009
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,688,525
	Commonwealth Edison Company
1,885,000	5.400%, 12/15/2011	2,005,987
2,170,000	7.500%, 7/1/2013	2,432,906
1,000,000	6.150%, 9/15/2017	1,096,726
	Consolidated Natural Gas Company
1,100,000	5.000%, 12/1/2014	1,149,038
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,226,586
	El Paso Corporation
1,330,000	8.250%, 2/15/2016	1,356,600
	Ferrellgas Partners, LP
1,130,000	6.750%, 5/1/2014[d]	1,028,300
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,158,644
	Illinois Power Company
2,000,000	6.125%, 11/15/2017	2,075,162
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[d]	1,956,964
2,500,000	6.050%, 1/31/2018[d]	2,411,550
	MidAmerican Energy Holdings Company
1,600,000	6.125%, 4/1/2036	1,699,776
2,200,000	6.500%, 9/15/2037	2,455,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (96.8%)	Value
Utilities (6.4%) - continued
	Mirant Americas Generation, LLC
$750,000	8.300%, 5/1/2011	$762,187
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	1,842,805
	Nisource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,619,434
	NRG Energy, Inc.
1,000,000	7.375%, 2/1/2016	967,500
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,018,031
	Power Contract Financing, LLC
462,501	6.256%, 2/1/2010[b]	456,341
	Power Receivables Finance, LLC
1,166,333	6.290%, 1/1/2012[b]	1,151,474
	Progress Energy, Inc.
725,000	7.000%, 10/30/2031	811,557
	PSEG Power, LLC
3,200,000	5.000%, 4/1/2014	3,319,520
	RRI Energy, Inc.
553,000	6.750%, 12/15/2014[e]	546,087
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,244,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,714,274
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,680,258
	Virginia Electric and Power Company
700,000	5.950%, 9/15/2017	765,763
700,000	6.350%, 11/30/2037	793,849

	Total Utilities	45,611,765

	Total Long-Term Fixed Income (cost $719,635,023)	689,213,050

Shares	Mutual Funds (1.7%)	Value
Fixed Income Mutual Funds (1.7%)
2,749,045	Thrivent High Yield Fund	11,793,404

	Total Fixed Income Mutual Funds	11,793,404

	Total Mutual Funds (cost $9,700,000)	11,793,404

	Preferred Stock (0.1%)
Financials (0.1%)
238,000	Federal National Mortgage Association, 8.250%	442,680
100	Preferred Blocker, Inc., 7.000%[d]	46,047

	Total Financials	488,727

	Total Preferred Stock (cost $4,506,904)	488,727

	Collateral Held for Securities Loaned (0.9%)
6,381,485	Thrivent Financial Securities Lending Trust	6,381,485

	Total Collateral Held for Securities Loaned (cost $6,381,485)	6,381,485

Shares or Principal Amount	Short-Term Investments (6.9%)[i]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.170%, 8/10/2009	9,999,575
8,500,000	0.170%, 8/12/2009	8,499,559
5,255,000	0.170%, 8/13/2009	5,254,702
5,000,000	0.140%, 8/25/2009	4,999,533
250,000	0.200%, 9/21/2009[j]	249,930
	Federal National Mortgage Association Discount Notes
15,000,000	0.170%, 8/13/2009	14,999,150
5,000,000	0.170%, 8/17/2009	4,999,622
418	Thrivent Money Market Fund	418

	Total Short-Term Investments (at amortized cost)	49,002,489

	Total Investments (cost $789,225,901) 106.4%	$756,879,155

	Other Assets and Liabilities, Net (6.4%)	(45,238,357)

	Total Net Assets 100.0%	$711,640,798

a	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
b	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 31, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	1,919,572
Commercial Mortgage Pass-Through Certificates	10/18/2006	4,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	3,500,000
Power Contract Financing, LLC	6/11/2003	462,428
Power Receivables Finance, LLC	9/30/2003	1,165,990
Preferred Term Securities XXIII, Ltd.	9/14/2006	3,221,039
Systems 2001 Asset Trust, LLC	6/4/2001	1,892,141
Wachovia Bank Commercial Mortgage Trust	4/25/2007	10,000,342

c	All or a portion of the security is insured or guaranteed.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $103,190,807 or 14.5% of total net assets.
e	All or a portion of the security is on loan.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	In bankruptcy.
h	At July 31, 2009, $2,910,724 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At July 31, 2009, $249,930 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,581,709
Gross unrealized depreciation	(67,928,455)

Net unrealized appreciation (depreciation)	$(32,346,746)

Cost for federal income tax purposes	$789,225,901

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	17,470,776	—	17,470,776	—
Basic Materials	22,771,200	—	22,771,200	—
Capital Goods	19,497,411	—	19,497,411	—
Collateralized Mortgage Obligations	21,091,970	—	21,091,970	—
Commercial Mortgage-Backed Securities	58,484,134	—	52,114,134	6,370,000
Communications Services	93,997,930	—	93,997,930	—
Consumer Cyclical	25,575,422	—	25,575,422	—
Consumer Non-Cyclical	49,338,867	—	49,338,867	—
Energy	62,583,046	—	62,583,046	—
Financials	151,810,458	—	151,810,458	—
Foreign	2,310,441	—	2,310,441	—
Mortgage-Backed Securities	47,343,770	—	47,343,770	—
Technology	16,839,069	—	16,839,069	—
Transportation	15,330,736	—	12,859,736	2,471,000
U.S. Government	39,156,055	—	39,156,055	—
Utilities	45,611,765	—	45,611,765	—

Mutual Funds
Fixed Income Mutual Funds	11,793,404	11,793,404	—	—

Preferred Stock
Financials	488,727	442,680	46,047	—
Collateral Held for Securities Loaned	6,381,485	6,381,485	—	—
Short-Term Investments	49,002,489	418	49,002,071	—

Total	$756,879,155	$18,617,987	$729,420,168	$8,841,000

Other Financial Instruments*	$1,005,870	$861,632	$144,238	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Income Fund

Schedule of Investments as of July 31, 2009

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers In and/or (Out of) Level 3	Value July 31, 2009
Long-Term Fixed Income
Commercial Mortgage-Backed Securities	—	—	—	128,505	—	6,241,495	6,370,000
Transportation	2,086,842	(18,459)	(1,041,649)	2,117,260	(5,836,744)	5,163,750	2,471,000

Total	$2,086,842	$(18,459)	$(1,041,649)	$(2,245,765)	$(5,836,744)	$11,405,245	$8,841,000

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	155	September 2009	$33,584,613	$33,569,610	$(15,003)
5-Yr. U.S. Treasury Bond Futures	(185)	September 2009	(21,221,052)	(21,345,820)	(124,768)
10-Yr. U.S. Treasury Bond Futures	(555)	September 2009	(64,439,010)	(65,091,093)	(652,083)
20-Yr. U.S. Treasury Bond Futures	445	September 2009	51,301,514	52,955,000	1,653,486
Total Futures Contracts					$861,632

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	$5,900,000	$173,253	$(29,015)	$144,238
Total Credit Default Swaps					$(29,015)	$144,238

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
High Yield	$—	$9,700,000	$—	2,749,045	$11,793,404	$370,181
Money Market Thrivent Financial	6,179,037	63,932,661	70,111,280	418	418	56,993
Securities Lending Trust	21,097,170	130,527,747	145,243,432	6,381,485	6,381,485	123,503
Total Value and Income Earned	27,276,207				18,175,307	550,677

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (102.7%)	Value
Asset-Backed Securities (6.5%)
	Americredit Automobile Receivables Trust
$2,459,267	0.384%, 8/6/2009[a,b]	$2,374,005
	Associates Manufactured Housing Contract Pass-Through Certificates
317,148	7.900%, 3/15/2027	316,846
	Bear Stearns Mortgage Funding Trust
1,355,920	0.425%, 8/25/2009[b]	246,463
	Countrywide Asset-Backed Certificates
1,626,747	5.549%, 4/25/2036[a]	1,084,129
	Credit Based Asset Servicing and Securitization, LLC
63,831	0.395%, 8/25/2009[b]	63,276
1,299,276	5.501%, 12/25/2036	958,612
	First Franklin Mortgage Loan Asset-Backed Certificates
982,400	0.375%, 8/25/2009[b]	927,008
	First Horizon ABS Trust
2,726,326	0.415%, 8/25/2009[a,b]	1,187,372
2,280,217	0.445%, 8/25/2009[a,b]	705,474
	GMAC Mortgage Corporation Loan Trust
3,047,211	0.465%, 8/25/2009[a,b]	1,098,105
3,777,928	0.465%, 8/25/2009[a,b]	1,050,612
	Green Tree Financial Corporation
639,307	7.650%, 10/15/2027	620,328
	Merna Re, Ltd.
2,300,000	2.348%, 9/30/2009[b,c]	2,159,700
	Popular ABS Mortgage Pass-Through Trust
300,877	4.000%, 12/25/2034	294,351
	Renaissance Home Equity Loan Trust
4,848,497	5.608%, 5/25/2036	4,118,721
	Residential Asset Securities Corporation
90,846	4.160%, 7/25/2030	86,777
	SLM Student Loan Trust
161,749	0.514%, 10/26/2009[b]	161,541
	Wachovia Asset Securitization, Inc.
3,410,758	0.425%, 8/25/2009[a,b,d]	1,139,296

	Total Asset-Backed Securities	18,592,616

Basic Materials (1.1%)
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	965,848
	Barrick Gold Corporation
1,000,000	6.950%, 4/1/2019	1,161,054
	Dow Chemical Company
1,000,000	8.550%, 5/15/2019	1,097,095

	Total Basic Materials	3,223,997

Capital Goods (1.1%)
	Bemis Company, Inc.
900,000	5.650%, 8/1/2014	943,290
	Honeywell International, Inc.
775,000	5.300%, 3/1/2018	827,188
	United Technologies Corporation
1,150,000	4.875%, 5/1/2015	1,223,825

	Total Capital Goods	2,994,303

Collateralized Mortgage Obligations (6.1%)
	Banc of America Mortgage Securities, Inc.
3,284,983	4.803%, 9/25/2035	2,585,160
	Chase Mortgage Finance Corporation
601,088	5.398%, 1/25/2036	166,029
	Countrywide Alternative Loan Trust
1,989,455	6.000%, 1/25/2037	1,442,449
	HomeBanc Mortgage Trust
2,125,433	5.983%, 4/25/2037	1,415,265
	J.P. Morgan Alternative Loan Trust
3,121,684	5.800%, 3/25/2036	1,943,975
	J.P. Morgan Mortgage Trust
1,024,636	5.774%, 6/25/2036	848,200
	Merrill Lynch Mortgage Investors, Inc.
2,895,332	4.865%, 6/25/2035	2,502,018
	Thornburg Mortgage Securities Trust
2,090,291	0.395%, 8/25/2009[b]	1,883,187
	Washington Mutual Mortgage Pass-Through Certificates
2,097,046	4.829%, 9/25/2035	1,732,166
1,510,885	5.841%, 8/25/2046	1,183,625
	Wells Fargo Mortgage Backed Securities Trust
2,439,460	6.000%, 7/25/2037	1,702,667

	Total Collateralized Mortgage Obligations	17,404,741

Commercial Mortgage-Backed Securities (11.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,000,000	0.438%, 8/15/2009[b,d]	3,790,630
1,750,000	5.835%, 9/11/2017	976,735
	Commercial Mortgage Pass-Through Certificates
145,524	0.388%, 8/15/2009[b,c]	142,933
4,000,000	0.418%, 8/15/2009[b,d]	2,539,108
	Credit Suisse Mortgage Capital Certificates
4,000,000	0.458%, 8/15/2009[b,c]	2,036,596
	Crown Castle International Corporation
2,000,000	5.245%, 11/15/2036[c]	1,960,000
	Greenwich Capital Commercial Funding Corporation
3,500,000	5.867%, 8/10/2017	2,135,161
	GS Mortgage Securities Corporation II
3,000,000	0.434%, 8/6/2009[b,c]	2,396,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (102.7%)	Value
Commercial Mortgage-Backed Securities (11.4%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$2,500,000	6.007%, 5/15/2017	$1,999,577
3,200,000	5.336%, 5/15/2047	2,599,222
	Merrill Lynch Mortgage Trust
3,500,000	4.747%, 5/12/2043	3,318,066
3,250,000	5.265%, 1/12/2044	2,299,284
	TIAA Real Estate CDO, Ltd.
3,500,000	5.814%, 8/15/2039	3,499,265
	Wachovia Bank Commercial Mortgage Trust
3,125,000	5.765%, 7/15/2016	2,605,019

	Total Commercial Mortgage-Backed Securities	32,298,290

Communications Services (4.8%)
	AT&T, Inc.
600,000	6.700%, 11/15/2013	677,941
300,000	6.500%, 9/1/2037	325,923
	British Telecom plc
500,000	9.625%, 12/15/2030	614,168
	Citizens Communications Company
850,000	6.250%, 1/15/2013	818,125
	Comcast Corporation
500,000	6.500%, 1/15/2015	552,645
	Cox Communications, Inc.
875,000	9.375%, 1/15/2019[c]	1,118,397
750,000	8.375%, 3/1/2039[c]	937,162
	France Telecom SA
900,000	4.375%, 7/8/2014	939,090
	New Cingular Wireless Services, Inc.
520,000	8.750%, 3/1/2031	678,929
	News America, Inc.
510,000	6.400%, 12/15/2035	508,660
	Rogers Cable, Inc.
975,000	6.750%, 3/15/2015	1,095,030
130,000	8.750%, 5/1/2032	158,793
	Telecom Italia Capital SA
1,175,000	5.250%, 10/1/2015	1,196,485
	Time Warner Cable, Inc.
400,000	8.750%, 2/14/2019	496,356
	Verizon Communications, Inc.
990,000	5.550%, 2/15/2016	1,055,075
450,000	8.950%, 3/1/2039	619,258
	Verizon Wireless Capital, LLC
750,000	5.550%, 2/1/2014[c]	815,659
	Vodafone Group plc
1,000,000	5.450%, 6/10/2019	1,046,390

	Total Communications Services	13,654,086

Consumer Cyclical (1.5%)
	Ford Motor Credit Company, LLC
1,500,000	7.375%, 10/28/2009	1,497,252
	Nissan Motor Acceptance Corporation
750,000	4.625%, 3/8/2010[c]	741,530
1,110,000	5.625%, 3/14/2011[c]	1,082,237
	Wal-Mart Stores, Inc.
800,000	5.875%, 4/5/2027	852,278

	Total Consumer Cyclical	4,173,297

Consumer Non-Cyclical (2.6%)
	Altria Group, Inc.
725,000	9.700%, 11/10/2018	881,609
	Anheuser-Busch InBev Worldwide, Inc.
1,375,000	5.375%, 11/15/2014[c]	1,437,390
	CareFusion Corporation
350,000	6.375%, 8/1/2019[c]	369,149
	HCA, Inc.
850,000	9.250%, 11/15/2016	886,125
	Johnson & Johnson
750,000	5.950%, 8/15/2037	833,689
	Kroger Company
800,000	6.400%, 8/15/2017	873,298
	Novartis Securities Investment, Ltd.
1,000,000	5.125%, 2/10/2019	1,053,394
	St. Jude Medical, Inc.
900,000	4.875%, 7/15/2019	913,835

	Total Consumer Non-Cyclical	7,248,489

Energy (4.8%)
	Apache Corporation
1,400,000	5.250%, 4/15/2013	1,491,354
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,122,610
	ConocoPhillips
1,000,000	4.600%, 1/15/2015	1,058,943
	Enterprise Products Operating, LP
1,000,000	9.750%, 1/31/2014	1,199,434
	EOG Resources, Inc.
1,000,000	5.875%, 9/15/2017	1,081,862
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019	951,250
	Marathon Oil Corporation
1,400,000	6.500%, 2/15/2014	1,543,620
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	772,787
	Plains All American Pipeline, LP
900,000	4.250%, 9/1/2012	916,879
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
1,200,000	5.298%, 9/30/2020[c]	1,167,312
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
375,000	5.832%, 9/30/2016[c]	377,423
	Transocean, Inc.
770,000	6.000%, 3/15/2018	828,820
	XTO Energy, Inc.
800,000	5.500%, 6/15/2018	834,116
200,000	6.375%, 6/15/2038	213,367

	Total Energy	13,559,777

Financials (15.5%)
	Ace INA Holdings, Inc.
775,000	5.800%, 3/15/2018	813,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (102.7%)	Value
Financials (15.5%) - continued
	American Express Bank FSB/Salt Lake City, UT
$500,000	6.000%, 9/13/2017	$487,586
	American Express Company
400,000	7.000%, 3/19/2018	410,572
	Australia & New Zealand Banking Group, Ltd.
1,000,000	6.200%, 7/19/2013[c]	1,040,412
	Bank of America Corporation
1,100,000	6.500%, 8/1/2016	1,119,027
	Barclays Bank plc
1,000,000	6.750%, 5/22/2019	1,085,678
	Bear Stearns Companies, Inc.
775,000	6.950%, 8/10/2012	859,012
800,000	6.400%, 10/2/2017	855,421
	Capital One Bank USA NA
900,000	8.800%, 7/15/2019	976,231
	Capital One Capital V
850,000	10.250%, 8/15/2039[e]	864,875
	Citigroup, Inc.
500,000	6.500%, 8/19/2013	509,495
1,000,000	8.500%, 5/22/2019	1,064,712
	Corestates Capital Trust I
1,250,000	8.000%, 12/15/2026[c]	1,078,774
	Fifth Third Bancorp
850,000	5.450%, 1/15/2017	704,108
	General Electric Capital Corporation
1,000,000	5.900%, 5/13/2014	1,063,507
450,000	5.625%, 9/15/2017	453,861
300,000	6.875%, 1/10/2039	294,595
	Goldman Sachs Group, Inc.
1,500,000	5.125%, 1/15/2015	1,559,091
550,000	6.750%, 10/1/2037	554,792
	Goldman Sachs Group, Inc., Convertible
2,000,000	1.000%, 1/31/2015[f]	1,609,560
1,850,000	1.000%, 5/7/2015[f]	1,451,344
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	546,514
	International Lease Finance Corporation
765,000	5.750%, 6/15/2011	604,608
	Lehman Brothers Holdings, Inc.
1,500,000	5.250%, 2/6/2012[g]	258,750
	Liberty Property, LP
630,000	5.500%, 12/15/2016	517,392
	Lincoln National Corporation
850,000	8.750%, 7/1/2019	935,745
	Macquarie Group, Ltd.
850,000	7.300%, 8/1/2014[c,e]	848,011
	Merrill Lynch & Company, Inc.
1,125,000	5.450%, 2/5/2013	1,135,862
675,000	6.875%, 4/25/2018	680,399
	MetLife, Inc.
1,500,000	6.750%, 6/1/2016	1,614,106
	Mitsubishi UFG Capital Finance, Ltd.
1,595,000	6.346%, 7/25/2016	1,440,918
	Morgan Stanley
1,000,000	7.300%, 5/13/2019	1,126,459
	Nationwide Health Properties, Inc.
1,375,000	6.250%, 2/1/2013	1,268,475
	Principal Financial Group, Inc.
1,000,000	8.875%, 5/15/2019	1,122,868
	ProLogis
2,000,000	5.500%, 4/1/2012	1,889,882
	Prudential Financial, Inc.
775,000	6.100%, 6/15/2017	760,873
390,000	5.700%, 12/14/2036	304,392
	Rabobank Nederland
500,000	11.000%, 6/30/2019[c]	582,500
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	721,017
	State Street Capital Trust II
1,200,000	8.250%, 12/29/2049	1,122,120
	Svenska Handelsbanken AB
1,000,000	4.875%, 6/10/2014[c]	1,033,305
	Swiss RE Capital I, LP
850,000	6.854%, 5/25/2016[c]	510,000
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	373,819
	United Health Group
550,000	6.500%, 6/15/2037	531,438
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	751,780
	Wachovia Capital Trust III
1,895,000	5.800%, 3/15/2011	1,241,225
	WEA Finance, LLC
1,000,000	7.500%, 6/2/2014[c]	1,019,664
	Wells Fargo & Company
775,000	4.375%, 1/31/2013	793,343
	Wells Fargo Bank
500,000	4.750%, 2/9/2015	481,883
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	676,528
	XL Capital, Ltd.
450,000	5.250%, 9/15/2014	405,236

	Total Financials	44,154,845

Foreign (0.7%)
	Corporacion Andina de Fomento
2,000,000	5.750%, 1/12/2017	1,929,530

	Total Foreign	1,929,530

Mortgage-Backed Securities (29.3%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,000,000	5.000%, 8/1/2024[e]	3,115,314
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
14,200,000	4.500%, 8/1/2039[e]	14,284,320
56,000,000	5.500%, 8/1/2039[e]	58,012,528
7,500,000	6.500%, 8/1/2039[e]	8,020,312

	Total Mortgage-Backed Securities	83,432,474

Technology (1.1%)
	Dell, Inc.
1,000,000	5.875%, 6/15/2019	1,039,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (102.7%)	Value
Technology (1.1%) - continued
	International Game Technology
$1,000,000	7.500%, 6/15/2019	$1,064,362
	Oracle Corporation
1,000,000	5.750%, 4/15/2018	1,100,382

	Total Technology	3,204,494

Transportation (2.1%)
	American Airlines, Inc.
900,000	10.375%, 7/2/2019	924,750
	Burlington Northern Santa Fe Corporation
575,000	7.000%, 12/15/2025	615,060
	FedEx Corporation
1,078,791	6.720%, 1/15/2022	1,126,725
	Southwest Airlines Company
1,782,763	6.150%, 8/1/2022	1,729,280
	Union Pacific Corporation
1,550,000	6.125%, 1/15/2012	1,669,007

	Total Transportation	6,064,822

U.S. Government (11.2%)
	Federal National Mortgage Association
4,000,000	4.625%, 5/1/2013	4,173,732
	U.S. Treasury Bonds
550,000	4.375%, 2/15/2038	555,156
1,500,000	4.500%, 5/15/2038	1,546,407
525,000	4.250%, 5/15/2039	519,587
	U.S. Treasury Notes
3,000,000	1.875%, 4/30/2014	2,921,940
800,000	4.000%, 8/15/2018	832,313
3,000,000	2.750%, 2/15/2019	2,818,350
	U.S. Treasury Notes, TIPS
7,090,187	2.000%, 7/15/2014	7,229,779
10,853,213	2.500%, 7/15/2016	11,392,487

	Total U.S. Government	31,989,751

Utilities (2.9%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	835,077
	Commonwealth Edison Company
965,000	5.400%, 12/15/2011	1,026,938
	Exelon Corporation
1,500,000	6.750%, 5/1/2011	1,592,445
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[c]	747,580
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	865,063
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	785,156
	Power Receivables Finance, LLC
583,166	6.290%, 1/1/2012[d]	575,737
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,207,685
	Virginia Electric & Power Company
515,000	6.000%, 1/15/2036	559,137

	Total Utilities	8,194,818

	Total Long-Term Fixed Income (cost $316,147,759)	292,120,330

Shares	Mutual Funds (4.0%)	Value
Fixed Income Mutual Funds (4.0%)
2,646,014	Thrivent High Yield Fund	11,351,398

	Total Fixed Income Mutual Funds	11,351,398

	Total Mutual Funds (cost $9,800,000)	11,351,398

	Preferred Stock (<0.1%)
Financials (<0.1%)
56,005	Federal National Mortgage Association, 8.250%	104,169

	Total Financials	104,169

	Total Preferred Stock (cost $828,096)	104,169

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
65	$120.00, expires 8/22/2009	$13,203

	Total Options Purchased (cost $25,586)	13,203

Shares or Principal Amount	Short-Term Investments (22.8%)[h]	Value
	Enterprise Funding Corporation
6,048,000	0.190%, 8/3/2009	6,047,936
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.170%, 8/10/2009	9,999,575
5,985,000	0.170%, 8/13/2009	5,984,661
5,000,000	0.160%, 8/21/2009	4,999,555
9,675,000	0.165%, 8/26/2009	9,673,892
1,150,000	0.200%, 9/21/2009[i,j]	1,149,679
	Federal National Mortgage Association Discount Notes
26,790,000	0.170%, 8/13/2009	26,788,482
188,285	Thrivent Money Market Fund	188,285

	Total Short-Term Investments (at amortized cost)	64,832,065

	Total Investments (cost $391,633,506) 129.5%	$368,421,165

	Other Assets and Liabilities, Net (29.5%)	(83,955,711)

	Total Net Assets 100.0%	$284,465,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $23,602,428 or 8.3% of total net assets.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of July 31, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$5,000,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	582,995
Wachovia Asset Securitization, Inc.	3/16/2007	3,410,758

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	These securities are Equity-Linked Structured Securities.
g	In bankruptcy.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At July 31, 2009, $499,860 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At July 31, 2009, $189,947 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,843,310
Gross unrealized depreciation	(32,055,651)
Net unrealized appreciation (depreciation)	$(23,212,341)

Cost for federal income tax purposes	$391,633,506

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Core Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	18,592,616	—	17,453,320	1,139,296
Basic Materials	3,223,997	—	3,223,997	—
Capital Goods	2,994,303	—	2,994,303	—
Collateralized Mortgage Obligations	17,404,741	—	17,404,741	—
Commercial Mortgage-Backed Securities	32,298,290	—	30,338,290	1,960,000
Communications Services	13,654,086	—	13,654,086	—
Consumer Cyclical	4,173,297	—	4,173,297	—
Consumer Non-Cyclical	7,248,489	—	7,248,489	—
Energy	13,559,777	—	13,559,777	—
Financials	44,154,845	—	41,093,941	3,060,904
Foreign	1,929,530	—	1,929,530	—
Mortgage-Backed Securities	83,432,474	—	83,432,474	—
Technology	3,204,494	—	3,204,494	—
Transportation	6,064,822	—	6,064,822	—
U.S. Government	31,989,751	—	31,989,751	—
Utilities	8,194,818	—	8,194,818	—

Mutual Funds
Fixed Income Mutual Funds	11,351,398	11,351,398	—	—

Preferred Stock
Financials	104,169	104,169	—	—
Options Purchased	13,203	13,203	—	—
Short-Term Investments	64,832,065	188,285	64,643,780	—

Total	$368,421,165	$11,657,055	$350,603,910	$6,160,200

Other Financial Instruments*	$31,856	$(119,695)	$151,551	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Core Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Core Bond Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers In and/or (Out of) Level 3	Value July 31, 2009
Long-Term Fixed Income
Asset-Backed Securities	—	—	—	(983,353)	—	2,122,649	1,139,296
Commercial Mortgage-Backed Securities	—	—	—	39,540	—	1,920,460	1,960,000
Financials	2,984,761	—	—	76,143	—	—	3,060,904
Preferred Stock Financials	759,609	—	(208,204)	125,965	(677,370)	—	—

Total	$3,744,370	$—	$(208,204)	$(741,705)	$(677,370)	$4,043,109	$6,160,200

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(35)	September 2009	$(7,583,956)	$(7,580,235)	$3,721
5-Yr. U.S. Treasury Bond Futures	(45)	September 2009	(5,167,129)	(5,192,227)	(25,098)
10-Yr. U.S. Treasury Bond Futures	(175)	September 2009	(20,221,537)	(20,524,219)	(302,682)
20-Yr. U.S. Treasury Bond Futures	55	September 2009	6,340,637	6,545,001	204,364
Total Futures Contracts					$(119,695)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	$609,000	$93,122	$(52,651)	$40,471
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	348,000	103,884	(30,086)	73,798
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	1,525,000	44,782	(7,500)	37,282
Total Credit Default Swaps					$(90,237)	$151,551

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
High Yield	$—	$9,800,000	$—	2,646,014	$11,351,398	$287,633
Money Market	11,588,686	71,561,747	82,962,148	188,285	188,285	62,031
Thrivent Financial
Securities Lending Trust	1,605,479	17,574,531	19,180,010	—	—	5,368
Total Value and Income Earned	13,194,165				11,539,683	355,032

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Asset-Backed Securities (20.0%)
	Americredit Automobile Receivables Trust
$737,780	0.384%, 8/6/2009[a,b]	$712,201
1,035,486	3.430%, 7/6/2011[a]	1,044,393
1,771,482	5.490%, 7/6/2012[a]	1,785,133
	Bank of America Auto Trust
3,500,000	2.670%, 7/15/2013[c]	3,501,236
	BMW Vehicle Lease Trust
2,000,000	2.910%, 3/15/2012	2,014,566
	Cabela’s Master Credit Card Trust
4,500,000	4.310%, 12/16/2013[c]	4,559,872
	Capital Auto Receivables Asset Trust
823,204	5.380%, 7/15/2010	824,992
1,733,141	4.980%, 5/15/2011	1,759,788
	Carmax Auto Owner Trust
2,500,000	4.120%, 3/15/2013	2,573,897
	Chase Funding Issuance Trust
5,000,000	2.400%, 6/17/2013	5,009,970
	Chrysler Financial Auto Securitization
3,250,000	2.820%, 1/15/2016	3,246,718
	CIT Equipment Collateral
2,500,000	3.070%, 8/15/2016[c]	2,502,785
	CNH Equipment Trust
1,347,271	4.400%, 5/16/2011	1,364,388
1,650,000	7.210%, 12/16/2013	1,726,435
	Countrywide Asset-Backed Certificates
929,570	5.549%, 4/25/2036[a]	619,502
2,269,000	5.683%, 10/25/2046	1,863,190
	Countrywide Home Loans Asset-Backed Securities
1,903,489	6.085%, 6/25/2021[a]	607,634
	CPL Transition Funding, LLC
452,118	5.560%, 1/15/2012	461,594
	Credit Based Asset Servicing and Securitization, LLC
1,364,240	5.501%, 12/25/2036	1,006,543
	DaimlerChrysler Auto Trust
37,113	5.330%, 8/8/2010	37,144
	Discover Card Master Trust
4,500,000	5.100%, 10/15/2013	4,663,706
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,e]	9
	First Horizon ABS Trust
620,154	0.415%, 8/25/2009[a,b]	313,205
	Ford Credit Auto Owner Trust
3,500,000	3.960%, 5/15/2013	3,581,781
	GMAC Mortgage Corporation Loan Trust
2,285,408	0.465%, 8/25/2009[a,b]	823,579
1,133,378	0.465%, 8/25/2009[a,b]	315,183
2,040,996	5.750%, 10/25/2036[a]	1,305,233
	Harley Davidson Motorcycle Trust
1,500,000	3.190%, 11/15/2013	1,511,788
	Honda Auto Receivables Owner Trust
2,000,000	4.470%, 1/18/2012	2,056,594
2,500,000	4.430%, 8/15/2012	2,576,195
	Household Home Equity Loan Trust
3,500,000	5.320%, 3/20/2036	3,260,862
2,000,000	5.660%, 3/20/2036	1,874,500
	John Deere Owner Trust
1,500,000	3.960%, 5/16/2016	1,500,561
	Merna Re, Ltd.
3,500,000	2.348%, 9/30/2009[b,c]	3,286,500
	Merrill Auto Trust Securitization
4,000,000	5.500%, 3/15/2012	4,130,236
	Mortgage Equity Conversion Asset Trust
2,823,040	0.990%, 8/25/2009[b,d]	2,639,542
2,840,187	1.010%, 8/25/2009[b,d]	2,655,574
	Nissan Auto Receivables Owner Trust
3,500,000	4.280%, 7/15/2013	3,588,617
3,000,000	4.740%, 8/17/2015	3,087,576
	Nomura Asset Acceptance Corporation
35,142	0.425%, 8/25/2009[b,c]	31,320
	Popular ABS Mortgage Pass-Through Trust
75,219	4.000%, 12/25/2034	73,588
	Renaissance Home Equity Loan Trust
1,939,399	5.608%, 5/25/2036	1,647,488
	Residential Asset Mortgage Products, Inc.
1,078,570	4.547%, 12/25/2034	937,873
	Residential Asset Securities Corporation
661,856	3.990%, 4/25/2033	489,402
539,464	5.010%, 4/25/2033	304,506
782,661	3.870%, 5/25/2033	677,224
	Residential Funding Mortgage Securities
1,451,296	4.470%, 7/25/2018[a]	1,352,656
	SLM Student Loan Trust
48,525	0.514%, 10/26/2009[b]	48,463
	USAA Auto Owner Trust
4,000,000	4.500%, 10/15/2013	4,140,956
2,500,000	4.770%, 9/15/2014	2,570,142
	Volkswagen Auto Lease Trust
3,500,000	3.410%, 4/16/2012	3,551,041
	Wachovia Asset Securitization, Inc.
1,279,034	0.425%, 8/25/2009[a,b,d]	427,236
	Wachovia Auto Loan Owner Trust
354,693	5.230%, 8/22/2011[c]	356,344
	Wachovia Auto Owner Trust
4,500,000	4.810%, 9/20/2012	4,638,344
	World Omni Auto Receivables Trust
1,000,000	5.120%, 5/15/2014	1,036,388

	Total Asset-Backed Securities	102,676,193

Basic Materials (1.3%)
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,668,750
	Dow Chemical Company
1,800,000	7.600%, 5/15/2014	1,955,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Basic Materials (1.3%) - continued
	E.I. Du Pont de Nemours & Company
$1,650,000	5.875%, 1/15/2014	$1,823,550
	Nucor Corporation
1,300,000	5.000%, 6/1/2013	1,381,898

	Total Basic Materials	6,830,112

Capital Goods (1.4%)
	Honeywell International, Inc.
1,650,000	3.875%, 2/15/2014	1,695,885
	Litton Industries, Inc.
1,650,000	8.000%, 10/15/2009	1,672,920
	Lockheed Martin Corporation
1,250,000	4.121%, 3/14/2013	1,284,214
	Textron Financial Corporation
1,100,000	5.125%, 2/3/2011	1,017,125
	Waste Management, Inc.
1,150,000	6.375%, 3/11/2015	1,215,458

	Total Capital Goods	6,885,602

Collateralized Mortgage Obligations (5.1%)
	American Home Mortgage Assets Trust
1,989,971	2.130%, 8/1/2009[b]	798,855
	Banc of America Mortgage Securities, Inc.
985,495	4.803%, 9/25/2035	775,548
	Bear Stearns Adjustable Rate Mortgage Trust
1,283,322	4.625%, 8/1/2009[b]	1,092,062
	Chase Mortgage Finance Corporation
883,952	5.398%, 1/25/2036	244,161
	Countrywide Alternative Loan Trust
1,515,163	5.500%, 2/25/2036	1,213,411
1,245,745	6.000%, 1/25/2037	903,224
	Countrywide Home Loans, Inc.
1,416,984	5.309%, 3/20/2036	696,421
1,488,370	5.781%, 9/20/2036	714,117
	Deutsche Alt-A Securities, Inc.
2,372,094	1.055%, 8/1/2009[b]	1,119,247
	HomeBanc Mortgage Trust
1,214,533	5.983%, 4/25/2037	808,723
	Impac CMB Trust
429,971	0.605%, 8/25/2009[b]	208,284
	J.P. Morgan Alternative Loan Trust
2,338,141	5.800%, 3/25/2036	1,456,038
	J.P. Morgan Mortgage Trust
2,495,942	5.009%, 7/25/2035	2,060,905
2,817,750	5.774%, 6/25/2036	2,332,550
	Merrill Lynch Mortgage Investors, Inc.
2,060,897	4.865%, 6/25/2035	1,780,937
	Residential Accredit Loans, Inc.
1,139,470	5.593%, 9/25/2035	728,112
	Thornburg Mortgage Securities Trust
783,859	0.395%, 8/25/2009[b]	706,196
	Wachovia Mortgage Loan Trust, LLC
1,131,803	5.559%, 5/20/2036	793,231

	Washington Mutual Mortgage Pass-Through Certificates
2,320,837	1.950%, 8/1/2009[b]	1,026,251
2,798,769	1.960%, 8/1/2009[b]	1,018,710
2,386,022	2.030%, 8/1/2009[b]	1,008,245
2,005,439	2.090%, 8/1/2009[b]	848,291
1,867,254	2.130%, 8/1/2009[b]	769,155
807,762	0.575%, 8/25/2009[b]	462,013
1,048,523	4.829%, 9/25/2035	866,083
	Wells Fargo Mortgage Backed Securities Trust
492,531	4.950%, 3/25/2036	390,952
1,821,515	5.091%, 3/25/2036	1,467,625

	Total Collateralized Mortgage Obligations	26,289,347

Commercial Mortgage-Backed Securities (9.1%)
	Banc of America Commercial Mortgage, Inc.
2,235,594	5.001%, 9/10/2010	2,238,201
69,646	4.037%, 11/10/2039	69,572
	Banc of America Large Loan Trust
2,873,999	0.398%, 8/15/2009[b,c]	2,356,421
1,750,000	0.498%, 8/15/2009[b,c]	1,328,976
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	0.438%, 8/15/2009[b,d]	1,516,252
1,000,000	5.331%, 2/11/2017	855,549
29,468	3.869%, 2/11/2041	29,432
3,404,235	5.422%, 9/11/2042	3,453,776
	Chase Commercial Mortgage Securities Corporation
1,500,000	7.928%, 7/15/2032	1,525,314
	Commercial Mortgage Pass-Through Certificates
43,657	0.388%, 8/15/2009[b,c]	42,880
1,000,000	0.418%, 8/15/2009[b,d]	634,777
1,500,000	0.468%, 8/15/2009[b,d]	896,011
	Credit Suisse First Boston Mortgage Securities Corporation
1,803,921	4.609%, 2/15/2038	1,809,275
3,695,958	3.382%, 5/15/2038	3,725,710
	Credit Suisse Mortgage Capital Certificates
1,500,000	0.458%, 8/15/2009[b,c]	763,723
	Crown Castle International Corporation
2,620,000	5.245%, 11/15/2036[c]	2,567,600
	General Electric Commercial Mortgage Corporation
732,314	4.591%, 7/10/2045	735,851
	GS Mortgage Securities Corporation II
2,500,000	5.396%, 8/10/2038	2,316,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Commercial Mortgage-Backed Securities (9.1%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$1,500,000	4.302%, 1/15/2038	$1,457,372
71,495	2.790%, 1/12/2039	71,361
4,000,000	5.198%, 12/15/2044	4,057,928
	LB-UBS Commercial Mortgage Trust
736,888	4.207%, 11/15/2027	741,896
1,510,219	4.567%, 6/15/2029	1,506,373
1,761,288	4.187%, 8/15/2029	1,760,527
2,250,000	4.568%, 1/15/2031	2,058,887
347,069	4.741%, 9/15/2040	348,228
	TIAA Real Estate CDO, Ltd.
4,000,000	5.814%, 8/15/2039	3,999,160
	Wachovia Bank Commercial Mortgage Trust
2,261,246	3.894%, 11/15/2035	2,257,316
	Washington Mutual Asset Securities Corporation
1,396,471	3.830%, 1/25/2035[c]	1,387,601

	Total Commercial Mortgage-Backed Securities	46,512,934

Communications Services (4.1%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,469,505
	AT&T, Inc.
750,000	4.950%, 1/15/2013	792,245
1,300,000	6.700%, 11/15/2013	1,468,873
	British Telecom plc
1,000,000	9.125%, 12/15/2010	1,075,042
	Cox Communications, Inc.
750,000	7.875%, 8/15/2009	750,680
600,000	4.625%, 1/15/2010	605,916
	France Telecom SA
2,000,000	4.375%, 7/8/2014	2,086,866
	Qtel International Finance, Ltd.
2,000,000	6.500%, 6/10/2014[c]	2,106,558
	Rogers Cable, Inc.
1,120,000	7.875%, 5/1/2012	1,253,423
	Telecom Italia Capital SA
600,000	6.200%, 7/18/2011	635,801
	Telefonica SA
2,000,000	4.949%, 1/15/2015	2,126,280
	Thomson Reuters Corporation
1,000,000	5.950%, 7/15/2013	1,079,602
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,174,616
1,650,000	7.500%, 4/1/2014	1,881,020
	Verizon Communications, Inc.
650,000	4.350%, 2/15/2013	674,546
	Verizon Wireless Capital, LLC
1,000,000	5.550%, 2/1/2014[c]	1,087,546
	Vodafone Group plc
700,000	5.450%, 6/10/2019	732,473

	Total Communications Services	21,000,992

Consumer Cyclical (1.2%)
	CVS Caremark Corporation
1,300,000	0.968%, 9/1/2009[b]	1,295,725
1,200,000	4.000%, 9/15/2009	1,198,212
	Ford Motor Credit Company, LLC
2,000,000	7.375%, 10/28/2009	1,996,336
	Nissan Motor Acceptance Corporation
1,200,000	4.625%, 3/8/2010[c]	1,186,447
	SLM Private Credit Student Loan Trust
472,288	0.639%, 9/15/2009[b]	462,584

	Total Consumer Cyclical	6,139,304

Consumer Non-Cyclical (4.0%)
	Altria Group, Inc.
1,300,000	8.500%, 11/10/2013	1,501,746
1,700,000	7.750%, 2/6/2014	1,918,508
	Anheuser-Busch InBev Worldwide, Inc.
2,000,000	5.375%, 11/15/2014[c]	2,090,750
	Cargill, Inc.
1,000,000	5.200%, 1/22/2013[c]	1,044,722
	ConAgra Foods, Inc.
1,000,000	5.875%, 4/15/2014	1,090,179
	Diageo Capital plc
1,500,000	5.200%, 1/30/2013	1,588,965
	Express Scripts, Inc.
1,000,000	5.250%, 6/15/2012	1,056,138
	H. J. Heinz Company
1,700,000	15.590%, 12/1/2011[c]	2,295,102
	Kellogg Company
1,250,000	5.125%, 12/3/2012	1,348,491
	McKesson Corporation
1,000,000	6.500%, 2/15/2014	1,082,788
	Merck & Company, Inc.
1,700,000	4.000%, 6/30/2015	1,773,518
	Roche Holdings, Inc.
1,500,000	5.000%, 3/1/2014[c]	1,595,568
	St. Jude Medical, Inc.
2,000,000	3.750%, 7/15/2014	2,015,292

	Total Consumer Non-Cyclical	20,401,767

Energy (2.6%)
	ConocoPhillips
2,000,000	4.600%, 1/15/2015	2,117,886
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,048,871
	Enterprise Products Operating, LP
500,000	4.625%, 10/15/2009	501,358
1,300,000	9.750%, 1/31/2014	1,559,264
	Husky Energy, Inc.
1,000,000	5.900%, 6/15/2014	1,074,940
	Marathon Oil Corporation
1,000,000	6.500%, 2/15/2014	1,102,586
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	416,116
	Premcor Refining Group, Inc.
900,000	6.125%, 5/1/2011	928,238
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,700,000	4.500%, 9/30/2012[c]	1,723,958
625,000	5.832%, 9/30/2016[c]	629,038
	Sempra Energy
1,600,000	7.950%, 3/1/2010	1,653,118

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Energy (2.6%) - continued
	Western Oil Sands, Inc.
$650,000	8.375%, 5/1/2012	$719,876

	Total Energy	13,475,249

Financials (23.7%)
	Allstate Corporation
700,000	6.200%, 5/16/2014	747,348
	Allstate Life Global Funding Trust
1,000,000	5.375%, 4/30/2013	1,046,964
	American Express Centurion Bank
1,000,000	5.200%, 11/26/2010	1,015,057
	American Express Company
5,000,000	3.150%, 12/9/2011	5,169,200
1,650,000	5.875%, 5/2/2013	1,697,739
	Australia & New Zealand Banking Group, Ltd.
1,650,000	6.200%, 7/19/2013[c]	1,716,680
	Bank of America Corporation
5,000,000	2.100%, 4/30/2012[f]	5,029,230
1,500,000	6.500%, 8/1/2016	1,525,946
	Bank of New York Mellon Corporation
1,600,000	4.950%, 11/1/2012	1,709,981
	Barclays Bank plc
850,000	5.200%, 7/10/2014	881,521
	BB&T Corporation
430,000	6.500%, 8/1/2011	444,854
1,650,000	5.700%, 4/30/2014	1,699,510
	Bear Stearns Companies, Inc.
1,000,000	4.550%, 6/23/2010	1,031,431
	Bear Stearns Companies, LLC
2,000,000	5.700%, 11/15/2014	2,136,470
	Berkshire Hathaway Finance Corporation
2,500,000	4.000%, 4/15/2012[c]	2,586,817
	Capital One Bank USA NA
500,000	8.800%, 7/15/2019	542,351
	Citigroup, Inc.
5,000,000	2.125%, 4/30/2012	5,023,230
1,600,000	5.300%, 10/17/2012	1,592,902
1,000,000	5.500%, 4/11/2013	988,242
	CME Group, Inc.
1,300,000	5.400%, 8/1/2013	1,391,198
	Commonwealth Bank of Australia
3,300,000	2.500%, 12/10/2012[c]	3,323,291
	Corestates Capital Trust I
300,000	8.000%, 12/15/2026[c]	258,906
	Credit Suisse New York, NY
1,700,000	3.450%, 7/2/2012	1,723,355
1,000,000	5.000%, 5/15/2013	1,047,785
	Danske Bank A/S
5,000,000	2.500%, 5/10/2012[c]	5,018,020
	Dexia Credit Local
3,300,000	2.375%, 9/23/2011[c]	3,324,334
	Fifth Third Bancorp
675,000	6.250%, 5/1/2013	675,562
	General Electric Capital Corporation
1,000,000	5.875%, 2/15/2012	1,059,606
5,000,000	2.200%, 6/8/2012	5,042,755
2,000,000	5.900%, 5/13/2014	2,127,014
	Goldman Sachs Group, Inc.
1,000,000	3.625%, 8/1/2012	1,017,654
1,500,000	6.000%, 5/1/2014	1,625,382
	Goldman Sachs Group, Inc., Convertible
2,500,000	1.000%, 1/31/2015[g]	2,011,950
1,250,000	1.000%, 5/7/2015[g]	980,638
	HSBC USA, Inc.
5,000,000	3.125%, 12/16/2011	5,174,865
	International Lease Finance Corporation
950,000	5.750%, 6/15/2011	750,820
1,650,000	5.000%, 9/15/2012	1,171,835
	J.P. Morgan Chase & Company
5,000,000	3.125%, 12/1/2011	5,174,115
	Lehman Brothers Holdings E-Capital Trust I
1,500,000	1.606%, 8/19/2065[h]	150
	Lehman Brothers Holdings, Inc.
800,000	5.250%, 2/6/2012[h]	138,000
	Lincoln National Corporation
550,000	5.650%, 8/27/2012	544,453
350,000	8.750%, 7/1/2019	385,307
	Macquarie Group, Ltd.
1,500,000	7.300%, 8/1/2014[c,i]	1,496,490
	MassMutual Global Funding II
1,000,000	3.625%, 7/16/2012[c]	1,001,651
	Merrill Lynch & Company, Inc.
1,000,000	6.150%, 4/25/2013	1,027,138
	MetLife, Inc.
1,000,000	6.750%, 6/1/2016	1,076,071
	Metropolitan Life Global Funding
1,320,000	5.125%, 4/10/2013[c]	1,345,815
	Monumental Global Funding, Ltd.
670,000	5.500%, 4/22/2013[c]	650,081
	Morgan Stanley
2,000,000	6.000%, 5/13/2014	2,134,690
	Northern Trust Company
1,000,000	5.500%, 8/15/2013	1,082,217
	Protective Life Secured Trust
1,000,000	4.000%, 10/7/2009	1,003,510
	Rabobank Nederland NV
2,400,000	4.200%, 5/13/2014[c]	2,450,993
	Royal Bank of Scotland Group plc
5,000,000	2.625%, 5/11/2012[c]	5,050,200
	Simon Property Group, LP
1,000,000	6.750%, 5/15/2014[f]	1,034,404
	State Street Capital Trust II
1,000,000	8.250%, 12/29/2049	935,100
	Svenska Handelsbanken AB
2,000,000	4.875%, 6/10/2014[c]	2,066,610
	Swedbank AB
5,000,000	2.800%, 2/10/2012[c]	5,067,085
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,048,452
	Wachovia Capital Trust III
300,000	5.800%, 3/15/2011	196,500
	Wachovia Corporation
1,000,000	5.500%, 5/1/2013	1,047,967
	WEA Finance, LLC
2,000,000	7.500%, 6/2/2014[c]	2,039,328
	Wells Fargo & Company
5,000,000	2.125%, 6/15/2012[f]	5,033,940
325,000	4.375%, 1/31/2013	332,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (95.4%)	Value
Financials (23.7%) - continued
	Westpac Securities New Zealand, Ltd.
$2,400,000	3.450%, 7/28/2014[c]	$2,359,128
	XL Capital, Ltd.
2,000,000	5.250%, 9/15/2014	1,801,048

	Total Financials	121,833,578

Foreign (1.3%)
	Corporacion Andina de Fomento
2,500,000	5.750%, 1/12/2017	2,411,912
	Export-Import Bank of Korea
850,000	5.875%, 1/14/2015	856,485
	Societe Financement de l'Economie Francaise
3,300,000	3.375%, 5/5/2014[c]	3,338,379

	Total Foreign	6,606,776

Mortgage-Backed Securities (6.8%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,599,278	6.500%, 9/1/2037	4,911,486
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,500,000	5.000%, 8/1/2024[i]	3,634,533
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
3,021,739	6.000%, 8/1/2024	3,204,769
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
21,500,000	6.500%, 8/1/2039[i]	22,991,562

	Total Mortgage-Backed Securities	34,742,350

Technology (0.5%)
	Dell, Inc.
1,700,000	3.375%, 6/15/2012	1,738,785
	Xerox Corporation
900,000	5.500%, 5/15/2012	947,250

	Total Technology	2,686,035

Transportation (0.9%)
	American Airlines, Inc.
1,650,000	7.024%, 10/15/2009	1,637,625
	Northwest Airlines, Inc.
1,085,000	6.841%, 4/1/2011	998,200
	Union Pacific Corporation
500,000	6.125%, 1/15/2012	538,389
400,000	5.450%, 1/31/2013	419,148
1,000,000	5.125%, 2/15/2014	1,041,381

	Total Transportation	4,634,743

U.S. Government (11.2%)
	Federal Farm Credit Bank
5,000,000	2.125%, 6/18/2012	5,029,590
	Federal Home Loan Banks
5,000,000	2.000%, 7/27/2012	4,973,715
	Federal National Mortgage Association
5,000,000	4.625%, 5/1/2013	5,217,165
	U.S. Treasury Notes
5,000,000	1.750%, 11/15/2011	5,052,750
5,000,000	1.500%, 7/15/2012[f]	4,985,950
15,700,000	1.875%, 4/30/2014[f]	15,291,486
	U.S. Treasury Notes, TIPS
5,672,150	2.000%, 7/15/2014	5,783,823
10,588,500	2.500%, 7/15/2016	11,114,622

	Total U.S. Government	57,449,101

U.S. Municipals (0.6%)
	Denver, Colorado City & County Airport Revenue Bonds
2,500,000	5.250%, 11/15/2032	2,545,125
	Houston, Texas Utility System Revenue Bonds
650,000	5.000%, 5/15/2011	676,442

	Total U.S. Municipals	3,221,567

Utilities (1.6%)
	Cleveland Electric Illuminating Company
235,000	7.430%, 11/1/2009	237,909
	Commonwealth Edison Company
1,700,000	6.150%, 3/15/2012	1,824,688
	Duke Energy Carolinas, LLC
1,300,000	5.750%, 11/15/2013	1,414,711
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,447,257
	Oncor Electric Delivery Company
1,300,000	5.950%, 9/1/2013	1,398,951
	Power Receivables Finance, LLC
194,389	6.290%, 1/1/2012[d]	191,912
	Virginia Electric & Power Company
1,000,000	4.500%, 12/15/2010	1,030,937
640,000	5.100%, 11/30/2012	688,473

	Total Utilities	8,234,838

	Total Long-Term Fixed Income (cost $506,807,920)	489,620,488

Shares	Mutual Funds (1.9%)	Value
Fixed Income Mutual Funds (1.9%)
2,247,228	Thrivent High Yield Fund	9,640,610

	Total Fixed Income Mutual Funds	9,640,610

	Total Mutual Funds (cost $8,300,000)	9,640,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
72,400	Federal National Mortgage Association, 8.250%	$134,664

	Total Financials	134,664

	Total Preferred Stock (cost $1,568,226)	134,664

Contracts	Options Purchased (<0.1%)	Value
55	Call on 10-Yr. U.S. Treasury Bond Futures $120.00, expires 8/22/2009	11,172

	Total Options Purchased (cost $21,649)	11,172

Shares	Collateral Held for Securities Loaned (2.9%)	Value
14,968,700	Thrivent Financial Securities Lending Trust	14,968,700

	Total Collateral Held for Securities Loaned (cost $14,968,700)	14,968,700

Shares or Principal Amount	Short-Term Investments (5.6%)[j]	Value
	Federal Home Loan Bank Discount Notes
8,695,000	0.180%, 8/7/2009	8,694,739
1,050,000	0.170%, 8/14/2009	1,049,936
	Federal Home Loan Mortgage Corporation Discount Notes
1,600,000	0.200%, 9/21/2009[k,l]	1,599,553
	Federal National Mortgage Association Discount Notes
12,000,000	0.170%, 8/13/2009	11,999,320
	Jupiter Securitization Corporation
5,675,000	0.180%, 8/4/2009	5,674,915
496	Thrivent Money Market Fund	496

	Total Short-Term Investments (at amortized cost)	29,018,959

	Total Investments (cost $560,685,454) 105.8%	$543,394,593

	Other Assets and Liabilities, Net (5.8%)	(30,028,749)

	Total Net Assets 100.0%	$513,365,844

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $79,538,755 or 15.5% of total net assets.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 31, 2009.

Security	Acquisition Date	Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,000,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	1,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	1,500,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust	2/14/2007	2,823,040
Mortgage Equity Conversion Asset Trust	1/18/2007	2,840,187
Power Receivables Finance, LLC	9/30/2003	194,332
Wachovia Asset Securitization, Inc.	3/16/2007	1,279,034

e	Defaulted security.
f	All or a portion of the security is on loan.
g	These securities are Equity-Linked Structured Securities.
h	In bankruptcy.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At July 31, 2009, $1,499,581 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At July 31, 2009, $99,972 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,686,535
Gross unrealized depreciation	(30,977,396)
Net unrealized appreciation (depreciation)	$(17,290,861)

Cost for federal income tax purposes	$560,685,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	102,676,193	—	96,953,841	5,722,352
Basic Materials	6,830,112	—	6,830,112	—
Capital Goods	6,885,602	—	6,885,602	—
Collateralized Mortgage Obligations	26,289,347	—	26,289,347	—
Commercial Mortgage-Backed Securities	46,512,934	—	43,945,334	2,567,600
Communications Services	21,000,992	—	21,000,992	—
Consumer Cyclical	6,139,304	—	6,139,304	—
Consumer Non-Cyclical	20,401,767	—	20,401,767	—
Energy	13,475,249	—	13,475,249	—
Financials	121,833,578	—	118,840,990	2,992,588
Foreign	6,606,776	—	6,606,776	—
Mortgage-Backed Securities	34,742,350	—	34,742,350	—
Technology	2,686,035	—	2,686,035	—
Transportation	4,634,743	—	1,998,918	2,635,825
U.S. Government	57,449,101	—	57,449,101	—
U.S. Municipals	3,221,567	—	3,221,567	—
Utilities	8,234,838	—	8,234,838	—
Mutual Funds
Fixed Income Mutual Funds	9,640,610	9,640,610	—	—
Preferred Stock
Financials	134,664	134,664	—	—
Options Purchased	11,172	11,172	—	—
Collateral Held for Securities Loaned	14,968,700	14,968,700	—	—
Short-Term Investments	29,018,959	496	29,018,463	—

Total	$543,394,593	$24,755,642	$504,720,586	$13,918,365

Other Financial Instruments*	$(552,708)	$(649,620)	$96,912	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Fund.

Investments in Securities	Value October 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers In and/or (Out of) Level 3	Value July 31, 2009
Long-Term Fixed Income
Asset-Backed Securities	5,648,674	—	—	(470,979)	(251,336)	795,993	5,722,352
Commercial Mortgage-Backed Securities	—	—	—	51,797	—	2,515,803	2,567,600
Financials	2,913,963	—	—	78,625	—	—	2,992,588
Transportation	—	4,399	—	135,351	1,633,500	862,575	2,635,825
U.S. Government	1,911,215	—	(102,075)	64,201	(1,873,341)	—	—
Preferred Stock
Financials	949,512	—	(260,255)	157,456	(846,713)	—	—

Total	$11,423,364	$4,399	($362,330)	$16,451	($1,337,890)	$4,174,371	$13,918,365

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(85)	September 2009	$(18,418,178)	$(18,409,141)	$9,037
5-Yr. U.S. Treasury Bond Futures	(695)	September 2009	(79,748,002)	(80,191,053)	(443,051)
10-Yr. U.S. Treasury Bond Futures	(145)	September 2009	(16,754,987)	(17,005,781)	(250,794)
20-Yr. U.S. Treasury Bond Futures	10	September 2009	1,154,812	1,190,000	35,188
Total Futures Contracts					$(649,620)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	$261,000	$39,910	$(22,565)	$17,345
CDX HY, Series 11, 5 Year, at 5.00%; Bank of America	Sell	12/20/2013	87,000	25,971	(7,522)	18,449
CDX IG, Series 12, 5 Year, at 1.00%; Bank of America	Sell	6/20/2014	2,500,000	73,413	(12,295)	61,118
Total Credit Default Swaps					$(42,382)	$96,912

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market value for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. In the case when protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2008	Gross Purchases	Gross Sales	Shares Held at July 31, 2009	Value July 31, 2009	Income Earned November 1, 2008 - July 31, 2009
High Yield	$—	$8,300,000	$—	2,247,228	$9,640,610	$253,888
Money Market	7,923,037	48,996,540	56,919,081	496	496	24,833
Thrivent Financial Securities Lending Trust	52,879,250	165,624,736	203,535,286	14,968,700	14,968,700	200,387
Total Value and Income Earned	60,802,287				24,609,806	479,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Commercial Paper (63.0%)[a]	Value
Consumer Cyclical (6.7%)
	Golden Funding Corporation
$6,096,000	1.000%, 8/26/2009[b]	$6,091,767
10,200,000	1.050%, 9/29/2009[b]	10,182,448
17,000,000	1.300%, 10/15/2009[b]	16,953,958
13,294,000	1.300%, 10/16/2009[b]	13,257,515
	Toyota Credit Canada, Inc.
17,000,000	0.320%, 9/24/2009[b]	16,991,840
	Toyota Financial Services de Puerto Rico, Inc.
20,415,000	0.310%, 8/31/2009[b]	20,409,726

	Total Consumer Cyclical	83,887,254

Finance (22.5%)
	Bryant Park Funding, LLC
13,640,000	0.320%, 8/21/2009[b]	13,637,575
16,821,000	0.380%, 9/10/2009[b]	16,813,898
11,214,000	0.370%, 9/28/2009[b]	11,207,315
6,523,000	0.300%, 10/26/2009[b]	6,518,325
	Chariot Funding, LLC
17,000,000	0.200%, 8/10/2009[b]	16,999,150
20,410,000	0.250%, 8/13/2009[b]	20,408,299
	Cofco Capital Corporation
20,400,000	1.100%, 8/19/2009[b]	20,388,780
	Falcon Asset Securitization Corporation, LLC
12,286,000	0.300%, 8/25/2009[b]	12,283,543
	Old Line Funding, LLC
13,600,000	0.650%, 9/17/2009[b]	13,588,459
20,400,000	0.650%, 9/21/2009[b]	20,381,215
17,025,000	0.650%, 10/14/2009[b]	17,002,253
	Reckitt Benckiser Treasury Services plc
20,440,000	0.770%, 8/13/2009[b]	20,434,754
20,440,000	0.750%, 8/18/2009[b]	20,432,761
20,400,000	0.550%, 9/9/2009[b]	20,387,845
	Straight-A Funding, LLC
17,035,000	0.360%, 8/26/2009[b]	17,030,741
	Thunder Bay Funding, LLC
17,025,000	0.700%, 9/10/2009[b]	17,011,758
16,975,000	0.650%, 1/20/2010[b]	16,922,283

	Total Finance	281,448,954

Foreign (4.3%)
	Caisse D’Amortissement de la Dette Sociale
17,000,000	0.660%, 8/11/2009	16,996,883
37,330,000	0.585%, 10/13/2009	37,285,752

	Total Foreign	54,282,635

Insurance (3.9%)
	ING America Insurance Holdings
17,720,000	0.760%, 8/7/2009[b]	17,717,755
14,350,000	0.750%, 8/17/2009[b]	14,345,217
16,970,000	0.750%, 8/27/2009[b]	16,960,808

	Total Insurance	49,023,780

U.S. Government (20.6%)
	Federal Home Loan Bank Discount Notes
20,450,000	0.205%, 8/11/2009	20,448,836
8,890,000	1.150%, 12/4/2009	8,854,502
	Federal Home Loan Mortgage Corporation Discount Notes
10,200,000	0.560%, 9/1/2009	10,195,082
2,720,000	0.640%, 9/14/2009	2,717,873
10,160,000	0.700%, 9/21/2009	10,149,925
13,600,000	0.630%, 9/23/2009	13,587,386
34,600,000	0.594%, 9/30/2009	34,565,729
11,190,000	0.700%, 10/23/2009	11,171,940
10,525,000	0.680%, 11/9/2009	10,505,120
	Federal National Mortgage Association Discount Notes
4,080,000	0.530%, 8/5/2009	4,079,760
9,800,000	0.540%, 9/8/2009	9,794,414
20,400,000	0.560%, 9/9/2009	20,387,624
33,950,000	0.610%, 9/14/2009	33,924,694
13,550,000	0.680%, 9/15/2009	13,538,482
20,350,000	0.660%, 9/21/2009	20,330,977
34,600,000	0.602%, 9/25/2009	34,568,189

	Total U.S. Government	258,820,533

U.S. Municipal (5.0%)
	Alaska Housing Financing Corporation
20,597,000	1.150%, 8/26/2009	20,580,551
13,620,000	1.100%, 9/4/2009	13,605,850
17,685,000	0.900%, 9/10/2009	17,667,315
10,900,000	0.850%, 10/5/2009	10,883,272

	Total U.S. Municipal	62,736,988

	Total Commercial Paper	790,200,144

	U.S. Government (3.3%)[a]
	Federal Home Loan Banks
40,980,000	3.750%, 8/18/2009	41,034,963

	Total U.S. Government	41,034,963

Shares	Other Mutual Funds (3.8%)[a]	Value
11,035,000	Barclays Prime Money Market Fund	11,035,000
36,300,000	DWS Money Market Series	36,300,000

	Total Other Mutual Funds	47,335,000

Principal Amount	Variable Rate Notes (29.9%)[a]	Value
Banking-Domestic (7.3%)
	Bank of America NA
10,000,000	1.207%, 8/6/2009[c]	10,000,000
10,140,000	0.808%, 10/2/2009[c,d]	10,140,000
	Barclays Bank plc NY
10,120,000	1.406%, 8/11/2009[c]	10,120,000
	Branch Banking and Trust Company
13,515,000	1.046%, 9/4/2009[c]	13,515,000
	J.P. Morgan Chase & Company
13,620,000	0.727%, 10/1/2009[b,c]	13,620,000
	Royal Bank of Canada NY
13,510,000	0.897%, 10/1/2009[c]	13,510,000
	Svenska Handelsbanken NY
20,230,000	1.011%, 8/26/2009[c]	20,230,000

	Total Banking-Domestic	91,135,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Principal Amount	Variable Rate Notes (29.9%)[a]	Value
Banking-Foreign (3.0%)
	Royal Bank of Canada
$10,150,000	1.183%, 8/17/2009[c,d]	$10,150,000
	Societe Generale
10,120,000	1.056%, 9/4/2009[c,d]	10,120,000
	Svenska Handelsbanken AB
16,900,000	0.655%, 8/25/2009[c,d]	16,900,000

	Total Banking-Foreign	37,170,000

Brokerage (1.6%)
	Citigroup Funding, Inc.
20,390,000	0.591%, 10/30/2009[b,c]	20,399,362

	Total Brokerage	20,399,362

Finance (1.2%)
	Bear Stearns Companies, LLC
15,184,000	0.843%, 8/21/2009[b,c]	15,188,989

	Total Finance	15,188,989

U.S. Government (16.8%)
	Federal Home Loan Banks
10,200,000	0.690%, 8/3/2009[c]	10,200,000
10,200,000	0.810%, 8/3/2009[c]	10,200,000
10,200,000	0.302%, 8/9/2009[c]	10,200,000
16,970,000	0.979%, 8/18/2009[c]	16,970,000
10,670,000	0.605%, 8/20/2009[c]	10,657,734
13,600,000	0.416%, 8/21/2009[c]	13,600,000
	Federal Home Loan Mortgage Corporation
10,200,000	0.630%, 8/3/2009[c]	10,200,000
13,600,000	0.730%, 8/3/2009[c]	13,600,000
26,520,000	0.259%, 8/18/2009[c]	26,515,642
20,950,000	0.221%, 8/19/2009[c]	20,940,964
17,000,000	0.630%, 9/3/2009[c]	16,995,751
13,605,000	0.580%, 9/24/2009[c]	13,605,000
20,415,000	0.325%, 10/10/2009[c]	20,415,000
	Federal National Mortgage Association
17,000,000	0.400%, 10/13/2009[c]	16,990,871

	Total U.S. Government	211,090,962

	Total Variable Rate Notes	374,984,313

	Total Investments (at amortized cost) 100.0%	$1,253,554,420

	Other Assets and Liabilities, Net 0.0%	446,821

	Total Net Assets 100.0%	$1,254,001,241

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2009, the value of these investments was $47,310,000 or 3.8% of total net assets.

Cost for federal income tax purposes	$1,253,554,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Money Market Fund

Schedule of Investments as of July 31, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2009, in valuing Money Market Fund’s assets carried at fair value.

Security Type and Industry	Total	Level 1	Level 2	Level 3

Commercial Paper
Consumer Cyclical	83,887,254	—	83,887,254	—
Finance	281,448,954	—	281,448,954	—
Foreign	54,282,635	—	54,282,635	—
Insurance	49,023,780	—	49,023,780	—
U.S. Government	258,820,533	—	258,820,533	—
U.S. Municipal	62,736,988	—	62,736,988	—
U.S. Government	41,034,963	—	41,034,963	—
Other Mutual Funds	47,335,000	—	47,335,000	—

Variable Rate Notes
Banking-Domestic	91,135,000	—	91,135,000	—
Banking-Foreign	37,170,000	—	37,170,000	—
Brokerage	20,399,362	—	20,399,362	—
Finance	15,188,989	—	15,188,989	—
U.S. Government	211,090,962	—	211,090,962	—

Total	$1,253,554,420	$—	$1,253,554,420	$—

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Notes to Schedule of Investments

As of July 31, 2009

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an

Notes to Schedule of Investments

As of July 31, 2009

(unaudited)

option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of July 31, 2009.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

Item 2.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2009	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Date: September 25, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt Treasurer